Document and Entity Information (USD $)	12 Months Ended
	Aug. 31, 2010	Jan. 03, 2011	Feb. 28, 2010
Document and Entity Information [Abstract]
Document type	8-K
Document period end date	Aug 31, 2010
Amendment flag	false
DocumentFiscalYearFocus	2010
Document Fiscal Period Focus	FY
Entity Registrant Name	MONSANTO CO /NEW/
Entity Central Index Key	0001110783
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--08-31
Entity Filer Category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding		536,392,459
Entity public float			$ 38,400,000,000

Statements of Consolidated Operations (USD $) In Millions, except Share data	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
Statements of Consolidated Operations
Net Sales	$ 10,502	$ 11,724	$ 11,365
Costs of Goods Sold	5,416	4,962	5,188
Gross Profit	5,086	6,762	6,177
Operating Expenses:
Selling, general and administrative expenses	2,064	2,037	2,312
Research and development expenses	1,205	1,098	980
Acquired in-process research and development		163	164
Restructuring charges, net	210	361
Total Operating Expenses	3,479	3,659	3,456
Income from Operations	1,607	3,103	2,721
Interest expense	162	129	110
Interest income	(56)	(71)	(132)
Solutia-related income, net			(187)
Other expense, net	7	78	4
Income from Continuing Operations Before Income Taxes	1,494	2,967	2,926
Income tax provision	370	845	899
Income from Continuing Operations Including Portion Attributable to Noncontrolling Interest	1,124	2,122	2,027
Discontinued Operations:
Income from operations of discontinued businesses	4	19	20
Income tax provision		8	3
Income on Discontinued Operations	4	11	17
Net Income	1,128	2,133	2,044
Less: Net income attributable to noncontrolling interest	19	24	20
Net Income Attributable to Monsanto Company	1,109	2,109	2,024
Amounts Attributable to Monsanto Company:
Income from continuing operations	1,105	2,098	2,007
Income on discontinued operations	4	11	17
Net Income Attributable to Monsanto Company	$ 1,109	$ 2,109	$ 2,024
Basic Earnings per Share Attributable to Monsanto Company:
Income from continuing operations	$ 2.03	$ 3.83	$ 3.66
Income on discontinued operations	$ 0.01	$ 0.02	$ 0.03
Net Income Attributable to Monsanto Company	$ 2.04	$ 3.85	$ 3.69
Diluted Earnings per Share Attributable to Monsanto Company:
Income from continuing operations	$ 2.01	$ 3.78	$ 3.59
Income on discontinued operations		$ 0.02	$ 0.03
Net Income Attributable to Monsanto Company	$ 2.01	$ 3.8	$ 3.62
Weighted Average Shares Outstanding Basic	543.7	547.1	548.9
Weighted Average Shares Outstanding Diluted	550.8	555.6	559.7

Statements of Consolidated Financial Position (USD $) In Millions	Aug. 31, 2010	Aug. 31, 2009
Current Assets:
Cash and cash equivalents	$ 1,485	$ 1,956
Trade receivables, net	1,590	1,556
Miscellaneous receivables	717	654
Deferred tax assets	511	662
Inventory, net	2,739	2,934
Other current assets	80	121
Total Current Assets	7,122	7,883
Total property, plant and equipment	8,068	7,158
Less accumulated depreciation	3,841	3,549
Property, Plant and Equipment, Net	4,227	3,609
Goodwill	3,204	3,218
Other Intangible Assets, Net	1,263	1,371
Noncurrent Deferred Tax Assets	1,014	743
Long-Term Receivables, Net	513	557
Other Assets	524	496
Total Assets	17,867	17,877
Current Liabilities:
Short-term debt, including current portion of long-term debt	241	79
Accounts payable	752	676
Income taxes payable	66	79
Accrued compensation and benefits	179	263
Accrued marketing programs	839	934
Deferred revenues	219	219
Grower production accruals	130	139
Dividends payable	151	145
Customer payable	83	307
Restructuring reserves	197	286
Miscellaneous short-term accruals	684	629
Total Current Liabilities	3,541	3,756
Long-Term Debt	1,862	1,724
Postretirement Liabilities	920	793
Long-Term Deferred Revenue	395	488
Noncurrent Deferred Tax Liabilities	137	153
Long-Term Portion of Environmental and Litigation Liabilities	188	197
Other Liabilities	681	641
Shareowners Equity:
Common stock (authorized: 1,500,000,000 shares, par value $0.01) Issued 588,439,202 and 585,557,964 shares, respectively; Outstanding 540,376,499 and 545,407,427 shares, respectively	6	6
Treasury stock 48,062,703 and 40,150,537 shares, respectively, at cost	(2,110)	(1,577)
Additional contributed capital	9,896	9,695
Retained earnings	3,208	2,682
Accumulated other comprehensive loss	(897)	(744)
Reserve for ESOP debt retirement	(4)	(6)
Total Monsanto Company Shareowners Equity	10,099	10,056
Noncontrolling Interest	44	69
Total Shareowners Equity	10,143	10,125
Total Liabilities and Shareowners Equity	$ 17,867	$ 17,877

Statements of Consolidated Financial Position (Parenthetical) (USD $)	Aug. 31, 2010	Aug. 31, 2009
Shareowners Equity:
Common Stock, Authorized	1,500,000,000	1,500,000,000
Common Stock, Par Value	$ 0.01	$ 0.01
Common Stock, Issued	588,439,202	585,557,964
Common Stock, Outstanding	540,376,499	545,407,427
Treasury Stock, at Cost	48,062,703	40,150,537

Statements of Consolidated Cash Flows (USD $) In Millions	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
Operating Activities:
Net Income	$ 1,128	$ 2,133	$ 2,044
Items that did not require (provide) cash:
Depreciation and amortization	602	548	573
Bad-debt expense	58	49	57
Receipt of securities from Solutia settlement			(38)
Stock-based compensation expense	102	116	90
Excess tax benefits from stock-based compensation	(43)	(35)	(198)
Deferred income taxes	10	264	47
Restructuring charges, net	210	361
Equity affiliate income, net	(29)	(22)	(2)
Acquired in-process research and development		163	164
Net gain on sale of a business or other assets	(3)	(66)
Other items	65	(25)	25
Changes in assets and liabilities that provided (required) cash, net of acquisitions:
Trade receivables, net	(22)	526	(318)
Inventory, net	213	(638)	(691)
Deferred revenues	(89)	(700)	492
Accounts payable and other accrued liabilities	(438)	(327)	889
Restructuring cash payments	(263)
Pension contributions	(134)	(187)	(120)
Net investment hedge settlement	(4)	35	(124)
Other items	35	51	(53)
Net Cash Provided by Operating Activities	1,398	2,246	2,837
Cash Flows Required by Investing Activities:
Purchases of short-term investments			(132)
Maturities of short-term investments		132	59
Capital expenditures	(755)	(916)	(918)
Acquisition of businesses, net of cash acquired	(57)	(329)	(1,022)
Purchases of long-term debt and equity securities	(39)	(7)	(78)
Technology and other investments	(33)	(72)	(41)
Proceeds from divestiture of a business		300
Other investments and property disposal proceeds	50	169	90
Net Cash Required by Investing Activities	(834)	(723)	(2,042)
Cash Flows Required by Financing Activities:
Net change in financing with less than 90-day maturities	48	(142)	92
Short-term debt proceeds	75	75
Short-term debt reductions	(101)	(45)	(10)
Long-term debt proceeds			546
Long-term debt reductions	(4)	(71)	(254)
Payments on other financing	(1)	(6)	(3)
Debt issuance costs			(5)
Treasury stock purchases	(532)	(398)	(361)
Stock option exercises	56	39	114
Excess tax benefits from stock-based compensation	43	35	198
Dividend payments	(577)	(552)	(419)
Dividend payments to noncontrolling interests	(45)	(10)	(23)
Net Cash Required by Financing Activities	(1,038)	(1,075)	(125)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	3	(105)	77
Net (Decrease) Increase in Cash and Cash Equivalents	(471)	343	747
Cash and Cash Equivalents at Beginning of Period	1,956	1,613	866
Cash and Cash Equivalents at End of Period	$ 1,485	$ 1,956	$ 1,613

Statements of Consolidated Shareholders Equity and Comprehensive Income (USD $) In Millions	Common Stock	Treasury Stock	Additional Contributed Capital	Retained Earnings	Accumulated Other Comprehensive (Loss)		Reserve For ESOP Debt	NonControlling Interests	Total
Balance at Aug. 31, 2007	$ 6	$ (814)	$ 9,106	$ (405)	$ (377)	[1]	$ (13)	$ 55	$ 7,558
Net Income				2,024				20	2,044
Foreign currency translation					346	[1]		(1)	345
Postretirement benefit plan activity, net of tax					(99)	[1]			(99)
Unrealized net losses on investment holdings, net of tax					(5)	[1]			(5)
Unrealized net derivative gains (losses), net of tax					53	[1]			53
Realized net derivative losses (gains), net of tax					4	[1]			4
Comprehensive income								19	2,342
Treasury stock purchases		(363)							(363)
Restricted stock withholding			(11)						(11)
Issuance of shares under employee stock plans			114						114
Excess tax benefits from stock-based compensation			198						198
Stock-based compensation expense			88						88
Cash dividends per common share				(456)					(456)
Dividend payments to noncontrolling interest								(23)	(23)
Allocation of ESOP shares, net of dividends received							3		3
Adjustment related to income tax topic of the ASC				(25)					(25)
Purchase of noncontrolling interest								(14)	(14)
Balance at Aug. 31, 2008	6	(1,177)	9,495	1,138	(78)	[1]	(10)	37	9,411
Net Income				2,109				24	2,133
Foreign currency translation					(333)	[1]		(5)	(338)
Postretirement benefit plan activity, net of tax					(189)	[1]			(189)
Unrealized net derivative gains (losses), net of tax					(81)	[1]			(81)
Realized net derivative losses (gains), net of tax					(63)	[1]			(63)
Comprehensive income								19	1,462
Treasury stock purchases		(400)							(400)
Restricted stock withholding			(7)						(7)
Issuance of shares under employee stock plans			39						39
Excess tax benefits from stock-based compensation			35						35
Stock-based compensation expense			133						133
Cash dividends per common share				(565)					(565)
Dividend payments to noncontrolling interest								(10)	(10)
Allocation of ESOP shares, net of dividends received							4		4
Donation of noncontrolling interest								28	28
Purchase of noncontrolling interest								(5)	(5)
Balance at Aug. 31, 2009	6	(1,577)	9,695	2,682	(744)	[1]	(6)	69	10,125
Net Income				1,109				19	1,128
Foreign currency translation					(99)	[1]		(1)	(100)
Postretirement benefit plan activity, net of tax					(113)	[1]			(113)
Unrealized net losses on investment holdings, net of tax					(4)	[1]			(4)
Realized net losses on investment holdings, net of tax					10	[1]			10
Unrealized net derivative gains (losses), net of tax					5	[1]			5
Realized net derivative losses (gains), net of tax					48	[1]			48
Comprehensive income								18	974
Treasury stock purchases		(533)							(533)
Restricted stock withholding			(6)						(6)
Issuance of shares under employee stock plans			56						56
Excess tax benefits from stock-based compensation			43						43
Stock-based compensation expense			108						108
Cash dividends per common share				(583)					(583)
Dividend payments to noncontrolling interest								(45)	(45)
Allocation of ESOP shares, net of dividends received							2		2
Donation of noncontrolling interest								2	2
Balance at Aug. 31, 2010	$ 6	$ (2,110)	$ 9,896	$ 3,208	$ (897)	[1]	$ (4)	$ 44	$ 10,143

[1]	See Note 22 - Comprehensive Income (Loss) - for further details of the components of accumulated other comprehensive loss.

Statements of Consolidated Shareholders Equity and Comprehensive Income (Parenthetical) (USD $) In Millions, except Per Share data	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
Equity Parenthetical [Abstract]
Postretirement benefit plan activity, tax expense (benefit)	$ (75)	$ (119)	$ (44)
Unrealized investment holdings, tax (expense) benefit	(2)		(4)
Realized investment holdings, tax benefit	6
Unrealized net derivative gains (losses), tax (expense) benefit	(7)	(70)	31
Realized net derivative losses (gains), tax (expense) benefit	$ 39	$ (25)	$ (3)
Cash dividends per common share	$ 1.08	$ 1.04	$ 0.83

BACKGROUND AND BASIS OF PRESENTATION	12 Months Ended
Aug. 31, 2010
BACKGROUND AND BASIS OF PRESENTATION [Abstract]
BACKGROUND AND BASIS OF PRESENTATION

NOTE 1.        BACKGROUND AND BASIS OF PRESENTATION

Monsanto Company, along with its subsidiaries, is a leading global provider of agricultural products for farmers. Monsanto's seeds, biotechnology trait products, and herbicides provide farmers with solutions that improve productivity, reduce the costs of farming, and produce better foods for consumers and better feed for animals.

Monsanto manages its business in two segments: Seeds and Genomics and Agricultural Productivity. Through the Seeds and Genomics segment, Monsanto produces leading seed brands, including DEKALB, Asgrow, Deltapine, Seminis and De Ruiter, and Monsanto develops biotechnology traits that assist farmers in controlling insects and weeds. Monsanto also provides other seed companies with genetic material and biotechnology traits for their seed brands. Through the Agricultural Productivity segment, the company manufactures Roundup brand herbicides and other herbicides and provides lawn-and-garden herbicide products for the residential market. See Note 26 — Segment and Geographic Data — for further details.

In the fourth quarter of 2008, the company announced plans to divest its animal agricultural products business, which focused on dairy cow productivity (the Dairy business). This transaction was consummated on Oct. 1, 2008. As a result, financial data for this business has been presented as discontinued operations. The financial statements have been prepared in compliance with the provisions of the Property, Plant and Equipment topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC). Accordingly, for all periods presented herein, the Statements of Consolidated Operations and Consolidated Financial Position have been conformed to this presentation. The Dairy business was previously reported as part of the Agricultural Productivity segment. See Note 29 — Discontinued Operations — for further details.

Monsanto includes the operations, assets and liabilities that were previously the agricultural business of Pharmacia Corporation (Pharmacia), which is now a subsidiary of Pfizer Inc. Monsanto was incorporated as a subsidiary of Pharmacia in February 2000. On Sept. 1, 2000, the assets and liabilities of the agricultural business were transferred from Pharmacia to Monsanto, pursuant to the terms of a separation agreement dated as of that date (the Separation Agreement), from which time the consolidated financial statements reflect the results of operations, financial position, and cash flows of the company as a separate entity responsible for procuring or providing the services and financing previously provided by Pharmacia. In October 2000, Monsanto sold approximately 15 percent of its common stock at  $10 per share in an initial public offering. On Aug. 13, 2002, Pharmacia completed a spinoff of Monsanto by distributing its entire ownership interest via a tax-free dividend to Pharmacia's shareowners.

Unless otherwise indicated, “Monsanto” and “the company” are used interchangeably to refer to Monsanto Company or to Monsanto Company and its consolidated subsidiaries, as appropriate to the context.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Aug. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2.        SIGNIFICANT ACCOUNTING POLICIES

Basis of Consolidation

The consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States. These statements pertain to Monsanto and its controlled subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. Investments in other companies in which Monsanto has the ability to exercise significant influence (generally through an ownership interest greater than 20 percent) are included in the other assets item in the Statements of Consolidated Financial Position. The company records income attributable to noncontrolling interest in the Statements of Consolidated Operations for any non-owned portion of consolidated subsidiaries. Noncontrolling interest is recorded within the equity section but separate from Monsanto's equity in the Statements of Consolidated Financial Position.

Arrangements with other business enterprises are also evaluated, and those in which Monsanto is determined to have controlling financial interest are consolidated. In January 2003, the Financial Accounting Standards Board (FASB) issued an interpretation with an amendment in December 2003. The amended interpretation addresses the consolidation of business enterprises to which the usual condition of consolidation (ownership of a majority voting interest) does not apply. This interpretation focuses on controlling financial interests that may be achieved through arrangements that do not involve voting interests. It concludes that, in the absence of clear control through voting interests, a company's exposure (variable interest) to the economic risks and potential rewards from the variable interest entity's assets and activities is the best evidence of control. If an enterprise holds a majority of the variable interests of an entity, it would be considered the primary beneficiary. The primary beneficiary is required to consolidate the assets, liabilities and results of operations of the variable interest entity in its financial statements.

Upon evaluating its relationships with two entities, Monsanto has determined that even though the entities are variable interest entities and Monsanto holds variable interests in the entities, these entities are not required to be consolidated in the Company's financial statements pursuant to the Consolidations topic of the ASC because either the entity is exempt from the scope of the guidance or Monsanto is not the primary beneficiary. During 2010, Monsanto began participating in a revolving financing program in Brazil that allows the Company to transfer a limited amount of customer receivables to a qualified special-purpose entity. See Note 7 — Customer Financing Programs — for a description of this program, which is the first such entity. The second entity is a biotechnology company focused on plant gene research, development, and commercialization in which Monsanto had a 16 percent equity investment as of Aug. 31, 2010. Monsanto had an agreement in place under which Monsanto made payments for research services and receives rights to intellectual property developed within funded research. The entity reported total assets of  $48 million and total liabilities of  $7 million as of Aug. 31, 2010, and revenues of  $17 million for the 12 months ended Aug. 31, 2010. As of Aug. 31, 2010, Monsanto's estimate of maximum exposure to loss as a result of its relationships with this entity was approximately  $15 million, which represents Monsanto's equity investment in this entity. There were no other commitments to this entity as of Aug. 31, 2010. In 2009, Monsanto held a variable interest in an additional entity, a joint venture which packages and sells seeds, with a focus on corn and sunflower seeds, and also sells and distributes agricultural chemical products. This entity was acquired in 2010 and has been consolidated since the date of the acquisition.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Estimates are adjusted to reflect actual experience when necessary. Significant estimates and assumptions affect many items in the financial statements. These include allowance for doubtful trade receivables, sales returns and allowances, inventory obsolescence, income tax liabilities and assets and related valuation allowances, asset impairments, valuations of goodwill and other intangible assets, employee benefit plan liabilities, value of equity-based awards, marketing program liabilities, grower accruals (an estimate of amounts payable to farmers who grow seed for Monsanto), restructuring reserves, self-insurance reserves, environmental reserves, deferred revenue, contingencies, litigation, incentives, and the allocation of corporate costs to segments. Significant estimates and assumptions are also used to establish the fair value and useful lives of depreciable tangible and certain intangible assets. Actual results may differ from those estimates and assumptions, and such results may affect income, financial position, or cash flows.

Revenue Recognition

The company derives most of its revenue from three main sources: sales of branded conventional seed and branded seed with biotechnology traits; royalties and license revenues from licensed biotechnology traits and genetic material; and sales of agricultural chemical products.

Revenues from all branded seed sales are recognized when the title to the products is transferred. When the right of return exists in the company's seed business, sales revenues are reduced at the time of sale to reflect expected returns. In order to estimate the expected returns, management analyzes historical returns, economic trends, market conditions, and changes in customer demand.

Revenues for agricultural chemical products are recognized when title to the products is transferred. The company recognizes revenue on products it sells to distributors when, according to the terms of the sales agreements, delivery has occurred, performance is complete, no right of return exists, and pricing is fixed or determinable at the time of sale.

There are several additional conditions for recognition of revenue including that the collection of sales proceeds must be reasonably assured based on historical experience and current market conditions and that there must be no further performance obligations under the sale or the royalty or license agreement.

Monsanto follows the Revenue Recognition topic of the ASC. The Revenue Recognition topic of the ASC primarily affects Monsanto's recognition of license revenues from biotechnology traits sold through third-party seed companies. Trait royalties and license revenues are recorded when earned, usually when the third-party seed companies sell their seeds containing Monsanto traits to growers.

To reduce credit exposure in Latin America, Monsanto collects payments on certain customer accounts in grain. Monsanto does not take physical custody of the grain or assume the associated inventory risk and therefore does not record revenue or the related cost of sales for the grain. Such payments in grain are negotiated at or near the time Monsanto's products are sold to the customers and are valued at the prevailing grain commodity prices. By entering into forward sales contracts with grain merchants, Monsanto mitigates the commodity price exposure from the time a contract is signed with a customer until the time a grain merchant collects the grain from the customer on Monsanto's behalf. The grain merchant converts the grain to cash for Monsanto. These forward sales contracts do not qualify for hedge accounting under the Derivatives and Hedging topic of the ASC. Accordingly, the gain or loss on these derivatives is recognized in current earnings.

Shipping and Handling Costs

Following the guidance of the Revenue Recognition topic of the ASC, Monsanto records outward freight, purchasing and receiving costs, inspection costs, warehousing costs, internal transfer costs, and other costs of the company's distribution network in cost of goods sold.

Marketing and Advertising Costs

Promotional and advertising costs are expensed as incurred and are included in selling, general and administrative expenses in the Statements of Consolidated Operations. Accrued marketing program costs are recorded in accordance with the Revenue Recognition topic of the ASC, based on specific performance criteria met by our customers, such as purchase volumes, promptness of payment, and market share increases. The company introduced marketing programs that provide certain customers price protection consideration if standard published prices fall lower than the price the distributor paid on eligible products. The associated cost of marketing programs is recorded in net sales in the Statements of Consolidated Operations. As actual expenses are not known at the time of the sale, an estimate based on the best available information (such as historical experience and market research) is used as a basis for the liability. Management analyzes and reviews the marketing program balances on a quarterly basis and adjustments are recorded as appropriate. Under certain marketing programs, product performance and variations in weather can result in free product to customers. The associated cost of this free product is recognized as cost of goods sold in the Statements of Consolidated Operations.

Research and Development Costs

The company accounts for research and development (R&D) costs in accordance with the Research and Development topic of the ASC. Under the Research and Development topic of the ASC, all R&D costs must be charged to expense as incurred. Accordingly, internal R&D costs are expensed as incurred. Third-party R&D costs are expensed when the contracted work has been performed or as milestone results are achieved. For acquisitions that occurred in 2009 and 2008, in-process R&D (IPR&D) costs with no alternative future uses are expensed in the period acquired. As a result of adopting the provisions of a new accounting standard related to business combinations issued by the FASB, for acquisitions completed after Sept. 1, 2009, acquired IPR&D costs without alternative uses will be recorded on the Statements of Consolidated Financial Position as indefinite-lived intangible assets. The costs of purchased IPR&D that have alternative future uses are capitalized and amortized over the estimated useful life of the asset. The costs associated with equipment or facilities acquired or constructed for R&D activities that have alternative future uses are capitalized and depreciated on a straight-line basis over the estimated useful life of the asset. The amortization and depreciation for such capitalized assets are charged to R&D expenses. In fiscal year 2007, Monsanto and BASF announced a long-term joint R&D and commercialization collaboration in plant technology that will focus on high-yielding crops and crops that are tolerant to adverse conditions. The collaboration resulted in shared R&D costs. Only Monsanto's portion has been included in research and development expenses in the Statements of Consolidated Operations.

Income Taxes

Deferred tax assets and liabilities are recognized for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Management regularly assesses the likelihood that deferred tax assets will be recovered from future taxable income, and to the extent management believes that it is more likely than not that a deferred tax asset will not be realized, a valuation allowance is established. When a valuation allowance is established, increased or decreased, an income tax charge or benefit is included in the consolidated financial statements and net deferred tax assets are adjusted accordingly. The net deferred tax assets as of Aug. 31, 2010, represent the estimated future tax benefits to be received from taxing authorities or future reductions of taxes payable.

On Sept. 1, 2007, Monsanto adopted the updated provisions of the Income Taxes topic of the ASC. Under this topic of the ASC, in order to recognize an uncertain tax benefit, the taxpayer must be more likely than not of sustaining the position, and the measurement of the benefit is calculated as the largest amount that is more than 50 percent likely to be realized upon resolution of the benefit. Tax authorities regularly examine the company's returns in the jurisdictions in which Monsanto does business. Management regularly assesses the tax risk of the company's return filing positions and believes its accruals for uncertain tax benefits are adequate as of Aug. 31, 2010, and Aug. 31, 2009.

Cash and Cash Equivalents

All highly liquid investments (defined as investments with a maturity of three months or less when purchased) are considered cash equivalents.

Accounts Receivable

The company provides an allowance for doubtful trade receivables equal to the estimated uncollectible amounts. That estimate is based on historical collection experience, current economic and market conditions, and a review of the current status of each customer's trade accounts receivable.

Long-Term Investments

Monsanto has long-term investments in equity securities, which are categorized as available-for-sale. They are classified as other assets in the Statements of Consolidated Financial Position, and they are carried at fair value, with unrealized gains and losses reported in the Statements of Consolidated Shareowners' Equity and Comprehensive Income in accumulated other comprehensive income (loss). If Monsanto believes that an other-than-temporary impairment exists, the investment in question is written down to market value in accordance with the Investments topic of the ASC. The write-down is recorded in the Statements of Consolidated Operations as an impairment of securities. Monsanto has other long-term investments in equity securities for which market values are not readily available. These other securities and investments are carried at cost, and they are reviewed regularly to evaluate whether they have experienced a decline in fair value.

Fair Values of Assets and Liabilities

The recorded amounts of cash, trade receivables, miscellaneous receivables, third-party guarantees, accounts payable, grower accruals, accrued marketing programs, miscellaneous short-term accruals, and short-term debt approximate their fair values. For financial assets and liabilities, fair values are based on quoted market prices, estimates from brokers, and other appropriate valuation techniques. See Note 15 — Fair Value Measurements — and Note 16 — Financial Instruments — for further details, including management's responsibilities for determining these fair values. The fair value estimates do not necessarily reflect the values that could be realized in the current market on any one day.

Inventory Valuation

Inventories are stated at the lower of cost or market, and the inventory reserve reduces the cost basis of inventory. Inventories are valued as follows:

Seeds and Genomics: Actual cost is used to value raw materials such as treatment chemicals and packaging, as well as goods in process. Costs for substantially all finished goods, which include the cost of carryover crops from the previous year, are valued at weighted-average actual cost. Weighted-average actual cost includes field growing and harvesting costs, plant conditioning and packaging costs, and manufacturing overhead costs.

Agricultural Productivity: Actual cost is used to value raw materials and supplies. Standard cost, which approximates actual cost, is used to value finished goods and goods in process. Variances, exclusive of abnormally low volume and operating performance, are capitalized into inventory. Standard cost includes direct labor and raw materials, and manufacturing overhead based on normal capacity. The cost of the Agricultural Productivity segment inventories in the United States (approximately 14 percent as of both Aug. 31, 2010, and Aug. 31, 2009) is determined by using the last-in, first-out (LIFO) method, which generally reflects the effects of inflation or deflation on cost of goods sold sooner than other inventory cost methods. The cost of inventories outside of the United States, as well as supplies inventories in the United States, is determined by using the first-in, first-out (FIFO) method; FIFO is used outside of the United States because the requirements in the countries where Monsanto maintains inventories generally do not allow the use of the LIFO method. Inventories at FIFO approximate current cost.

In accordance with the Inventory topic of the ASC, Monsanto records abnormal amounts of idle facility expense, freight, handling costs and wasted material (spoilage) as current period charges and allocates fixed production overhead to the costs of conversion based on the normal capacity of the production facilities.

Goodwill

Monsanto follows the guidance of the Business Combinations topic of the ASC, in recording the goodwill arising from a business combination as the excess of purchase price and related costs over the fair value of identifiable assets acquired and liabilities assumed.

Under the Intangibles – Goodwill and Other topic of the ASC, goodwill is not amortized and is subject to annual impairment tests. A fair-value-based test is applied at the reporting unit level, which is generally at or one level below the operating segment level. The test compares the fair value of the company's reporting units to the carrying value of those reporting units. This test requires various judgments and estimates. The fair value of goodwill is determined using an estimate of future cash flows of the reporting unit and a risk-adjusted discount rate to compute a net present value of future cash flows. An adjustment to goodwill will be recorded for any goodwill that is determined to be impaired. Impairment of goodwill is measured as the excess of the carrying amount of goodwill over the fair values of recognized and unrecognized assets and liabilities of the reporting unit. Goodwill is tested for impairment at least annually, or more frequently if events or circumstances indicate it might be impaired. Goodwill was last tested for impairment as of March 1, 2010. See Note 10 — Goodwill and Other Intangible Assets — for further discussion of the annual impairment test.

Other Intangible Assets

Other intangible assets consist primarily of acquired seed germplasm, acquired intellectual property, trademarks and customer relationships. Seed germplasm is the genetic material used in new seed varieties. Germplasm is amortized on a straight-line basis over useful lives ranging from five years for completed technology germplasm to a maximum of 30 years for certain core technology germplasm. Completed technology germplasm consists of seed hybrids and varieties that are commercially available. Core technology germplasm is the collective germplasm of inbred and hybrid seeds and has a longer useful life as it is used to develop new seed hybrids and varieties. Acquired intellectual property includes intangible assets related to acquisitions and licenses through which Monsanto has acquired the rights to various research and discovery technologies. These encompass intangible assets such as enabling processes and data libraries necessary to support the integrated genomics and biotechnology platforms. These intangible assets have alternative future uses and are amortized over useful lives ranging from three to 10 years. The useful lives of acquired germplasm and acquired intellectual property are determined based on consideration of several factors including the nature of the asset, its expected use, length of licensing agreement or patent and the period over which benefits are expected to be received from the use of the asset.

Monsanto has a broad portfolio of trademarks and patents, including trademarks for Roundup (for herbicide products); Roundup Ready, Bollgard, Bollgard II, YieldGard, YieldGard VT, Roundup Ready 2 Yield and SmartStax (for traits); DEKALB, Asgrow, Deltapine and Vistive (for agricultural seeds); Seminis and De Ruiter (for vegetable seeds); and patents for our insect-protection traits, formulations used to make our herbicides and various manufacturing processes. The amortization period for trademarks and patents ranges from two to 30 years. Trademarks are amortized on a straight-line basis over their useful lives. The useful life of a trademark is determined based on the estimated market-life of the associated company, brand or product. Patents are amortized on a straight-line basis over the period in which the patent is legally protected, the period over which benefits are expected to be received, or the estimated market-life of the product with which the patent is associated, whichever is shorter.

In conjunction with acquisitions, Monsanto obtains access to the distribution channels and customer relationships of the acquired companies. These relationships are expected to provide economic benefits to Monsanto. The amortization period for customer relationships ranges from three to 20 years, and amortization is recognized on a straight-line basis over these periods. The amortization period of customer relationships represents management's best estimate of the expected usage or consumption of the economic benefits of the acquired assets, which is based on the company's historical experience of customer attrition rates.

In accordance with the Intangibles – Goodwill and Other topic of the ASC, all amortizable intangible assets are assessed for impairment whenever events indicate a possible loss. Such an assessment involves estimating undiscounted cash flows over the remaining useful life of the intangible. If the review indicates that undiscounted cash flows are less than the recorded value of the intangible asset, the carrying amount of the intangible is reduced by the estimated cash-flow shortfall on a discounted basis, and a corresponding loss is charged to the Statement of Consolidated Operations. See Note 10 — Goodwill and Other Intangible Assets — for further discussion of Monsanto's intangible assets.

Property, Plant and Equipment

Property, plant and equipment is recorded at cost. Additions and improvements are capitalized; these include all material, labor, and engineering costs to design, install or improve the asset and interest costs on construction projects. Such costs are not depreciated until the assets are placed in service. Routine repairs and maintenance are expensed as incurred. The cost of plant and equipment is depreciated using the straight-line method over the estimated useful life of the asset — weighted-average periods of approximately 25 years for buildings, 10 years for machinery and equipment and seven years for software. In compliance with the Property, Plant and Equipment topic of the ASC, long-lived assets are reviewed for impairment whenever in management's judgment conditions indicate a possible loss. Such impairment tests compare estimated undiscounted cash flows to the recorded value of the asset. If an impairment is indicated, the asset is written down to its fair value or, if fair value is not readily determinable, to an estimated fair value based on discounted cash flows. Based on recent changes in the Roundup business, Monsanto performed an impairment test on the long-lived assets in the Roundup and other glyphosate-based products reporting unit's asset group. The test indicated no impairment during fiscal year 2010.

Monsanto follows the Asset Retirement and Environmental Obligations topic of the ASC, which addresses financial accounting for and reporting of costs and obligations associated with the retirement of tangible long-lived assets. Monsanto has asset retirement obligations with carrying amounts totaling  $65 million and  $61 million as of Aug. 31, 2010, and Aug. 31, 2009, respectively, primarily relating to its manufacturing facilities. The change in carrying value as of Aug. 31, 2010, consisted of  $7 million for accretion expense offset by  $3 million in decreased costs.

Environmental Remediation Liabilities

Monsanto follows the Asset Retirement and Environmental Obligations topic of the ASC, which provides guidance for recognizing, measuring and disclosing environmental remediation liabilities. Monsanto accrues these costs in the period when responsibility is established and when such costs are probable and reasonably estimable based on current law and existing technology. Postclosure and remediation costs for hazardous waste sites and other waste facilities at operating locations are accrued over the estimated life of the facility, as part of its anticipated closure cost.

Litigation and Other Contingencies

Monsanto is involved in various intellectual property, biotechnology, tort, contract, antitrust, employee benefit, environmental and other litigation, claims and legal proceedings; environmental remediation; and government investigations (see Note 25 — Commitments and Contingencies). Management routinely assesses the likelihood of adverse judgments or outcomes to those matters, as well as ranges of probable losses, to the extent losses are reasonably estimable. In accordance with the Contingencies topic of the ASC, accruals for such contingencies are recorded to the extent that management concludes their occurrence is probable and the financial impact, should an adverse outcome occur, is reasonably estimable. Disclosure for specific legal contingencies is provided if the likelihood of occurrence is at least reasonably possible and the exposure is considered material to the consolidated financial statements. In making determinations of likely outcomes of litigation matters, management considers many factors. These factors include, but are not limited to, past experience, scientific and other evidence, interpretation of relevant laws or regulations and the specifics and status of each matter. If the assessment of the various factors changes, the estimates may change. That may result in the recording of an accrual or a change in a previously recorded accrual. Predicting the outcome of claims and litigation and estimating related costs and exposure involves substantial uncertainties that could cause actual costs to vary materially from estimates and accruals.

Guarantees

Monsanto is subject to various commitments under contractual and other commercial obligations. The company recognizes liabilities for contingencies and commitments under the Guarantees topic of the ASC. For additional information on the company's commitments and other contractual and commercial obligations, see Note 25 — Commitments and Contingencies.

Foreign Currency Translation

The financial statements for most of Monsanto's ex-U.S. operations are translated to U.S. dollars at current exchange rates. For assets and liabilities, the year-end rate is used. For revenues, expenses, gains and losses, the average rate for the period is used. Unrealized currency adjustments in the Statements of Consolidated Financial Position are accumulated in equity as a component of accumulated other comprehensive loss. The financial statements of ex-U.S. operations in highly inflationary economies are translated at either current or historical exchange rates at the time they are deemed highly inflationary, in accordance with the Foreign Currency Matters topic of the ASC. These currency adjustments are included in net income. Based on the Consumer Price Index (CPI), Monsanto designated Venezuela as a hyperinflationary country effective June 1, 2009.

Significant translation exposures include the Brazilian real, the European euro, the Canadian dollar, the Romanian leu and the Australian dollar. Currency restrictions are not expected to have a significant effect on Monsanto's cash flow, liquidity, or capital resources.

Derivatives and Other Financial Instruments

Monsanto uses financial derivative instruments to limit its exposure to changes in foreign currency exchange rates, commodity prices, and interest rates. Monsanto does not use financial derivative instruments for the purpose of speculating in foreign currencies, commodities or interest rates. Monsanto continually monitors its underlying market risk exposures and believes that it can modify or adapt its hedging strategies as needed.

In accordance with the Derivatives and Hedging topic of the ASC, all derivatives, whether designated for hedging relationships or not, are recognized in the Statements of Consolidated Financial Position at their fair value. At the time a derivative contract is entered into, Monsanto designates each derivative as: (1) a hedge of the fair value of a recognized asset or liability (a fair-value hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows that are to be received or paid in connection with a recognized asset or liability (a cash-flow hedge), (3) a foreign-currency fair-value or cash-flow hedge (a foreign-currency hedge), (4) a foreign-currency hedge of the net investment in a foreign subsidiary, or (5) a derivative that does not qualify for hedge accounting treatment.

Changes in the fair value of a derivative that is highly effective, and that is designated as and qualifies as a fair-value hedge, along with changes in the fair value of the hedged asset or liability that are attributable to the hedged risk, are recorded currently in net income. Changes in the fair value of a derivative that is highly effective, and that is designated as and qualifies as a cash-flow hedge, to the extent that the hedge is effective, are recorded in accumulated other comprehensive loss, until net income is affected by the variability from cash flows of the hedged item. Any hedge ineffectiveness is included in current-period net income. Changes in the fair value of a derivative that is highly effective, and that is designated as and qualifies as a foreign-currency hedge, are recorded either in current-period earnings or in accumulated other comprehensive loss, depending on whether the hedging relationship satisfies the criteria for a fair-value or cash-flow hedge. Changes in the fair value of a derivative that is highly effective, and that is designated as a foreign-currency hedge of the net investment in a foreign subsidiary, are recorded in the accumulated foreign currency translation. Changes in the fair value of derivative instruments not designated as hedges are reported currently in earnings.

Monsanto formally and contemporaneously documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and its strategy for undertaking various hedge transactions. This includes linking all derivatives that are designated as fair-value, cash-flow, or foreign-currency hedges either to specific assets and liabilities on the Statements of Consolidated Financial Position, or to firm commitments or forecasted transactions. Monsanto formally assesses a hedge at its inception and on an ongoing basis thereafter to determine whether the hedging relationship between the derivative and the hedged item is still highly effective, and whether it is expected to remain highly effective in future periods, in offsetting changes in fair value or cash flows. When derivatives cease to be highly effective hedges, Monsanto discontinues hedge accounting prospectively.

Pension and Postretirement Plans

Monsanto has various defined benefit and postretirement plans. Monsanto generally amortizes unrecognized actuarial gains and losses on a straight-line basis over the remaining estimated service life of participants. The measurement date is August 31. See Note 17 — Postretirement Benefits – Pensions and Note 18 — Postretirement Benefits – Health Care and Other Postemployment Benefits — for a full description of these plans and the accounting and funding policies.

Stock-Based Compensation

In accordance with the Compensation – Stock Compensation topic of the ASC, Monsanto measures and recognizes compensation expense for all share-based payment awards made to employees and directors based on estimated fair values. See Note 20 — Stock-Based Compensation Plans — for further details.

NEW ACCOUNTING STANDARDS	12 Months Ended
Aug. 31, 2010
NEW ACCOUNTING STANDARDS [Abstract]
NEW ACCOUNTING STANDARDS

NOTE 3.       NEW ACCOUNTING STANDARDS

In July 2010, the FASB issued a new update that requires enhanced disclosures regarding credit quality and the related allowance for credit losses of financing receivables. The new disclosures will require additional information for nonaccrual and past due accounts, the allowance for credit losses, impaired loans, credit quality, and account modifications. Accordingly, Monsanto will include the new disclosure requirements as of the end of the reporting period beginning in second quarter 2011, and the disclosures related to activities during the reporting period beginning in the third quarter 2011. The company is currently evaluating the disclosure impact of including this update on the consolidated financial statements.

In January 2010, the FASB issued an amendment to the Fair Value Measurements and Disclosures topic of the ASC. This amendment requires disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. This amendment is effective for periods beginning after Dec. 15, 2009, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements, which will be effective for fiscal years beginning after Dec. 15, 2010, and for interim periods within those fiscal years. Accordingly, Monsanto prospectively adopted this amendment in third quarter 2010, except for the additional Level 3 requirements which will be adopted in fiscal year 2011. See Note 15 — Fair Value Measurements for the new disclosures. The company is currently evaluating the disclosure impact of adopting the additional Level 3 requirements of the standard on the consolidated financial statements.

In June 2009, the FASB issued its ASC Topic 105, Generally Accepted Accounting Principles, which became the single source of authoritative U.S. generally accepted accounting principles (GAAP) (other than rules and interpretive releases of the U.S. Securities and Exchange Commission). The ASC is topically based with topics organized by ASC number and updated with Accounting Standards Updates (ASUs). ASUs replace accounting guidance that historically was issued as FASB Statements of Financial Accounting Standards (SFAS), FASB Interpretations (FIN), FASB Staff Positions (FSP), Emerging Issues Task Force (EITF) Issues or other types of accounting standards. The ASC became effective Nov. 30, 2009, for Monsanto and disclosures within this Annual Report on Form 10-K have been updated to reflect the change. The ASC does not change GAAP and did not impact the company's consolidated financial statements.

In June 2009, the FASB issued a standard that requires an analysis to determine whether a variable interest gives the entity a controlling financial interest in a variable interest entity. This statement requires an ongoing reassessment and eliminates the quantitative approach previously required for determining whether an entity is the primary beneficiary. This standard is effective for fiscal years beginning after Nov. 15, 2009. Accordingly, Monsanto will adopt this standard in fiscal year 2011. The company is currently evaluating the impact of adoption on the consolidated financial statements.

In June 2009, the FASB issued a standard that removes the concept of a qualifying special-purpose entity (QSPE) from GAAP and removes the exception from applying consolidation principles to a QSPE. This standard also clarifies the requirements for isolation and limitations on portions of financial assets that are eligible for sale accounting. This standard is effective for fiscal years beginning after Nov. 15, 2009. Accordingly, Monsanto will adopt this standard in fiscal year 2011. The company is currently evaluating the impact of adoption on its QSPE related to a Brazilian financing program, other financing programs and on the consolidated financial statements.

In December 2008, the FASB issued a standard that provides additional guidance regarding disclosures about plan assets of defined benefit pension or other postretirement plans. This standard is effective for financial statements issued for fiscal years ending after Dec. 15, 2009. Accordingly, Monsanto adopted this standard as of Aug. 31, 2010. See Note 17 — Postretirement Benefits — Pensions — for the disclosures required by this standard.

In February 2008, the FASB issued a standard that delayed the effective date of the new guidance regarding fair value measurement and disclosure for nonfinancial assets and liabilities to fiscal years beginning after Nov. 15, 2008. Accordingly, Monsanto adopted in fiscal year 2010 the additional requirements of the Fair Value Measurements and Disclosures topic of the ASC that were deferred by this standard. The adoption of this standard did not have an impact on the company's consolidated financial statements. See Note 15 — Fair Value Measurements — for additional discussion regarding fair value measurements.

In December 2007, the FASB issued a standard that requires an entity to clearly identify and present its ownership interests in subsidiaries held by parties other than the entity in the consolidated financial statements within the equity section but separate from the entity's equity. It also requires the amount of consolidated net income attributable to the parent and to the noncontrolling interest be clearly identified and presented on the face of the Statements of Consolidated Operations; changes in ownership interest be accounted for similarly, as equity transactions; and when a subsidiary is deconsolidated, any retained noncontrolling equity investment in the former subsidiary and the gain or loss on the deconsolidation of the subsidiary be measured at fair value. This statement is effective for financial statements issued for fiscal years beginning after Dec. 15, 2008. The provisions of the standard related to accounting for changes in ownership are to be applied prospectively, except for the presentation and disclosure requirements, which are to be applied retrospectively. Monsanto adopted this standard on Sept. 1, 2009, and the presentation and disclosure requirements of this standard were applied retrospectively to all periods presented. The adoption of this standard did not have a material impact on the consolidated financial statements, other than the following changes in presentation of noncontrolling interests:

  Consolidated net income was recast to include net income attributable to both the company and noncontrolling interests in the Statements of Consolidated Operations.
  Noncontrolling interests were reclassified from other liabilities to equity, separate from the parent's shareowners' equity, in the Statements of Consolidated Financial Position.
  The Statements of Consolidated Cash Flows now begin with net income (including noncontrolling interests) instead of net income attributable to Monsanto Company, with net income from noncontrolling interests (previously, minority interests) no longer a reconciling item in arriving at net cash provided by operating activities, and the Statements of Consolidated Cash Flows were recast to include dividend payments to noncontrolling interests.
  Statements of Consolidated Shareowners' Equity and Comprehensive Income have been combined and were recast to include noncontrolling interests.

BUSINESS COMBINATIONS	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
BUSINESS COMBINATIONS [Abstract]
BUSINESS COMBINATIONS

NOTE 4.       BUSINESS COMBINATIONS

Effective Sept. 1, 2009, Monsanto adopted the new guidance in the Business Combinations topic of the ASC for acquisitions subsequent to that date.

2010 Acquisitions: In April 2010, Monsanto acquired a corn and soybean processing plant located in Paine, Chile, from Anasac, a Santiago-based company that provides seed processing services. The acquisition of this plant, which qualifies as a business under the Business Combinations topic of the ASC, allows Monsanto to reduce tolling in Chile, while increasing production supply. Acquisition costs were less than  $1 million in fiscal year 2010, and classified as selling, general, and administrative expenses. The total cash paid and the fair value of the acquisition were  $34 million, and it was primarily allocated to fixed assets, goodwill, and intangibles. The primary items that generated goodwill were the premiums paid by the company for the right to control the business acquired and the value of the acquired assembled workforce. The goodwill is not deductible for tax purposes.

In October 2009, Monsanto acquired the remaining 51 percent equity interest in Seminium, S.A. (Seminium), a leading Argentinean corn seed company. Acquisition costs were less than  $1 million in fiscal year 2010, and classified as selling, general and administrative expenses. The total fair value of Seminium was  $36 million, and it was primarily allocated to inventory, fixed assets, intangibles, and goodwill. This fair value includes  $20 million of cash paid (net of cash acquired) and  $16 million for the fair value of Monsanto's 49 percent equity interest in Seminium held prior to the acquisition. The primary items that generated goodwill were the premiums paid by the company for the right to control the business acquired and the value of the acquired assembled workforce. The goodwill is not deductible for tax purposes. Income of approximately  $12 million was recognized from the re-measurement to fair value of Monsanto's previous equity interest in Seminium and is included in other expense, net, in the Statements of Consolidated Operations for fiscal year 2010.

For the fiscal year 2010 acquisitions described above, the business operations and employees of the acquired entities were included in the Seeds and Genomics segment results upon acquisition. These acquisitions were accounted for as business combinations. Accordingly, the assets and liabilities of the acquired entities were recorded at their estimated fair values at the dates of the acquisitions. The measurement period for purchase price allocations ends as soon as information on the facts and circumstances becomes available, but does not exceed 12 months. If new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized for assets acquired and liabilities assumed, Monsanto will retrospectively adjust the amounts recognized as of the acquisition date. The preliminary purchase price allocations are summarized in the following table:

Aggregate Acquisitions
(Dollars in millions)
Current Assets	$51
Property, Plant and Equipment	25
Goodwill	20
Other Intangible Assets	28
Total Assets Acquired	124
Current Liabilities	38
Other Liabilities	7
Total Liabilities Assumed	45
Net Assets Acquired	$79
Supplemental Information:
Net assets acquired	$79
Cash acquired	3
Cash paid, net of cash acquired	$76

For these acquisitions, the primary items that generated the goodwill were the premiums paid by the company for the right to control the businesses acquired and the value of the acquired assembled workforce. The goodwill is not deductible for tax purposes. Pro forma information related to these acquisitions is not presented because the impact of these acquisitions, either individually or in the aggregate, on the company's consolidated results of operations is not considered to be significant.

The following table presents details of the acquired identifiable intangible assets:

	Weighted-Average Life (Years)	Useful Life (Years)	Aggregate Acquisitions
(Dollars in millions)
Acquired Germplasm	5	5	$3
Trademarks	8	8	5
Customer Relationships	10	10	8
Other	1	1-5	12
Other Intangible Assets			$28

2009 Acquisitions: In July 2009, Monsanto acquired the assets of WestBred, LLC, a Montana-based company that specializes in wheat germplasm, for  $49 million (net of cash acquired), inclusive of transaction costs of  $4 million. The acquisition will bolster the future growth of Monsanto's seeds and traits platform.

In December 2008, Monsanto acquired 100 percent of the outstanding stock of Aly Participacoes Ltda. (Aly), which operates two sugarcane breeding and technology companies, CanaVialis S.A. and Alellyx S.A., both of which are based in Brazil, for  $264 million (net of cash acquired), inclusive of transaction costs of less than  $1 million.

All fiscal year 2009 acquisitions described above were included within Seeds and Genomics segment from their respective dates of acquisition. The purchase price allocations are summarized in the following table:

A charge of  $163 million was recorded in R&D expenses in fiscal year 2009 for the write-off of acquired IPR&D related to 2009 acquisitions. Of the  $163 million,  $162 million is related to the write-off of acquired IPR&D from Aly. The Income Approach valuation method was used to determine the fair value of the research projects. In developing assumptions for the valuation model, Monsanto used historical expense of Aly and other comparable data to estimate expected pricing, margins and expense levels. Management believed that the technological feasibility of the IPR&D was not established and that the research had no alternative future uses. Accordingly, the amount allocated to IPR&D was expensed immediately, in accordance with generally accepted accounting principles. The significant assumptions used to determine the fair value of IPR&D related to the Aly acquisition were as follows:

In 2009, Monsanto paid approximately  $5 million of contingent consideration related to fiscal year 2007 regional U.S. seed company acquisitions.

2008 Acquisitions: In June 2008, Monsanto acquired 100 percent of the outstanding stock of De Ruiter Seeds Group, B.V., and a related company (De Ruiter) for approximately  $756 million (net of cash acquired), inclusive of transaction costs of  $3 million. De Ruiter is a leading protected-culture vegetable seeds company based in the Netherlands with operations worldwide. Monsanto consummated the transaction with existing cash after receiving approvals from the appropriate regulatory authorities.

In July 2008, Monsanto acquired Marmot, S.A., which operates Semillas Cristiani Burkard, a privately held seed company headquartered in Guatemala City, Guatemala, for  $135 million (net of cash acquired), inclusive of transaction costs of  $3 million. The acquisition will build on Monsanto's corn business leadership and enable Monsanto to offer farmers in Central America broader access to high-yielding corn seed varieties. Monsanto consummated the transaction with existing cash.

In September 2007, Monsanto acquired 100 percent of the outstanding stock of Agroeste Sementes (Agroeste), a leading Brazilian corn seed company, for approximately  $91 million (net of cash acquired), inclusive of transaction costs of approximately  $1 million. Agroeste focuses on hybrid corn seed production and serves farmers throughout Brazil. Monsanto consummated the transaction with cash.

In fiscal year 2008, Monsanto completed other acquisitions for approximately  $18 million, inclusive of transaction costs of  $2 million, and the financial results of these businesses were included in the company's consolidated financial statements from the respective dates of acquisition.

All fiscal year 2008 acquisitions described above were included within the Seeds and Genomics segment from their respective dates of acquisition. The purchase price allocations are summarized in the following table:

In fiscal year 2008, a charge of approximately  $164 million was recorded in R&D expenses for the write-off of acquired IPR&D related to 2008 acquisitions and finalizing the purchase price allocations for 2007 acquisitions. Of the  $164 million,  $161 million related to the write-off of acquired IPR&D associated with plant breeding acquired in the De Ruiter acquisition. The Income Approach valuation method was used to determine the fair value of the research projects. In developing assumptions for the valuation model, Monsanto used data from comparable commercialized hybrids from De Ruiter and hybrids marketed by Monsanto's current protected-culture vegetable business to estimate expected pricing, margins and expense levels. Management believed that the technological feasibility of the IPR&D projects was not established and that the research had no alternative future uses. Accordingly, the amounts allocated to IPR&D were expensed immediately, in accordance with generally accepted accounting principles. The significant assumptions used to determine the fair value of IPR&D related to the De Ruiter acquisition were as follows:

For fiscal year 2008 acquisitions, as of the acquisition dates, management began to assess and formulate plans to restructure the acquired entities in accordance with business combination accounting guidance. These activities primarily include the potential closure of certain acquired subsidiaries. Through Aug. 31, 2010, estimated costs of  $16 million had been recognized as short-term liabilities, and  $16 million had been charged against those liabilities, primarily related to payments for employee terminations and entity consolidation.

Aggregate Acquisitions
(Dollars in millions)
Current Assets	$2
Property, Plant and Equipment	6
Goodwill	131
Other Intangible Assets	33
Acquired In-process Research and Development	163
Other Assets	—
Total Assets Acquired	335
Current Liabilities	10
Other Liabilities	2
Total Liabilities Assumed	12
Net Assets Acquired	$323
Supplemental Information:
Net assets acquired	$323
Cash acquired	—
Cash paid, net of cash acquired	$323

(Dollars in millions)
Weighted Average Discount Rate	17%
Expected Costs to Complete (undiscounted)	$166
Expected Years of Product Launches	2010 - 2019

	De Ruiter	All Other Acquisitions	Aggregate Acquisitions
(Dollars in millions)
Current Assets	$161	$105	$266
Property, Plant and Equipment	102	41	143
Goodwill	288	190	478
Other Intangible Assets	303	70	373
Acquired In-process Research and Development	161	2	163
Other Assets	13	11	24
Total Assets Acquired	1,028	419	1,447
Current Liabilities	89	71	160
Other Liabilities	153	83	236
Total Liabilities Assumed	242	154	396
Net Assets Acquired	$786	$265	$1,051
Supplemental Information:
Net assets acquired	$786	$265	$1,051
Cash acquired	28	21	49
Cash paid, net of cash acquired	$758	$244	$1,002

(Dollars in millions)
Weighted Average Discount Rate	12%
Expected Costs to Complete (undiscounted)	$142
Expected Years of Product Launches	2009 - 2014

RESTRUCTURING	12 Months Ended
Aug. 31, 2010
RESTRUCTURING [Abstract]
RESTRUCTURING
	Year Ended Aug. 31,
(Dollars in millions)	2010	2009
Costs of Goods Sold(1)	$(114)	$(45)
Restructuring Charges, Net(1)(2)	(210)	(361)
Loss from Continuing Operations Before Income Taxes	(324)	(406)
Income Tax Benefit	100	116
Net Loss	$(224)	$(290)

	Year Ended Aug. 31, 2010			Year Ended Aug. 31, 2009
	Seeds and	Agricultural		Seeds and	Agricultural
(Dollars in millions)	Genomics	Productivity	Total	Genomics	Productivity	Total
Work Force Reductions	$85	$47	$132	$175	$63	$238
Facility Closures / Exit Costs	46	31	77	3	47	50
Asset Impairments
Property, plant and equipment	8	1	9	31	4	35
Inventory	93	13	106	24	—	24
Other intangible assets	—	—	—	59	—	59
Total Restructuring Charges, Net	$232	$92	$324	$292	$114	$406

				Cumulative Amount through Aug. 31, 2010
				Seeds and	Agricultural
(Dollars in millions)				Genomics	Productivity	Total
Work Force Reductions				$260	$110	$370
Facility Closures / Exit Costs				49	78	127
Asset Impairments
Property, plant and equipment				39	5	44
Inventory				117	13	130
Other intangible assets				59	—	59
Total Restructuring Charges, Net				$524	$206	$730

NOTE 5.        RESTRUCTURING

Restructuring charges were recorded in the Statements of Consolidated Operations as follows:

(1)       For the fiscal year ended 2010, the  $114 million of restructuring charges recorded in costs of goods sold were split by segment as follows:  $13 million in Agricultural Productivity and  $101 million in Seeds and Genomics. For the fiscal year ended 2009, the  $45 million of restructuring charges recorded in cost of goods sold were split by segment as follows:  $1 million in Agricultural Productivity and  $44 million in Seeds and Genomics. For the fiscal year ended 2010, the  $210 million of restructuring charges recorded in restructuring charges, net, were split by segment as follows:  $79 million in Agricultural Productivity and  $131 million in Seeds and Genomics. For the fiscal year ended 2009, the  $361 million of restructuring charges were split by segment as follows:  $113 million in Agricultural Productivity and  $248 million in Seeds and Genomics.

(2)       The restructuring charges for the fiscal year ended 2010 include reversals of  $32 million related to the 2009 Restructuring Plan. The reversals are primarily related to severance as positions originally included in the plan were eliminated through attrition.

On June 23, 2009, the company's Board of Directors approved a restructuring plan (2009 Restructuring Plan) to take future actions to reduce costs in light of the changing market supply environment for glyphosate. These actions are designed to enable Monsanto to stabilize the Agricultural Productivity business and allow it to deliver optimal gross profit and a sustainable level of operating cash in the coming years, while better aligning spending and working capital needs. The company also announced that it will take steps to better align the resources of its global seeds and traits business. These actions include certain product and brand rationalization within the seed businesses. On Sept. 9, 2009, the company committed to take additional actions related to the previously announced restructuring plan. Furthermore, while implementing the plan, the company identified additional opportunities to better align the company's resources, and on Aug. 26, 2010, committed to take additional actions. The plan is expected to be completed by the end of the first quarter in fiscal year 2011, and substantially all payments will be made by the end of the second quarter in fiscal year 2011.

The following table displays the pretax charges of  $324 million and  $406 million incurred by segment under the 2009 Restructuring Plan for the fiscal years ended 2010 and 2009, respectively, as well as the cumulative pretax charges of  $730 million under the 2009 Restructuring Plan.

	Year Ended Aug. 31, 2010			Year Ended Aug. 31, 2009
	Seeds and	Agricultural		Seeds and	Agricultural
(Dollars in millions)	Genomics	Productivity	Total	Genomics	Productivity	Total
Work Force Reductions	$85	$47	$132	$175	$63	$238
Facility Closures / Exit Costs	46	31	77	3	47	50
Asset Impairments
Property, plant and equipment	8	1	9	31	4	35
Inventory	93	13	106	24	—	24
Other intangible assets	—	—	—	59	—	59
Total Restructuring Charges, Net	$232	$92	$324	$292	$114	$406

				Cumulative Amount through Aug. 31, 2010
				Seeds and	Agricultural
(Dollars in millions)				Genomics	Productivity	Total
Work Force Reductions				$260	$110	$370
Facility Closures / Exit Costs				49	78	127
Asset Impairments
Property, plant and equipment				39	5	44
Inventory				117	13	130
Other intangible assets				59	—	59
Total Restructuring Charges, Net				$524	$206	$730

The company's written human resource policies are indicative of an ongoing benefit arrangement with respect to severance packages. Benefits paid pursuant to an ongoing benefit arrangement are specifically excluded from the Exit or Disposal Cost Obligations topic of the ASC, therefore severance charges incurred in connection with the 2009 Restructuring Plan are accounted for when probable and estimable as required under the Compensation – Nonretirement Postemployment Benefits topic of the ASC. In addition, when the decision to commit to a restructuring plan requires an asset impairment review, Monsanto evaluates such impairment issues under the Property, Plant and Equipment topic of the ASC. Certain asset impairment charges were recorded in the fourth quarters of 2010 and 2009 related to the decisions to shut down facilities under the 2009 Restructuring Plan as the future cash flows for these facilities were insufficient to recover the net book value of the related long-lived assets.

In fiscal year 2010, pretax restructuring charges of  $324 million were recorded. The  $132 million in work force reductions was related primarily to Europe and the United States. The facility closures/exit costs of  $77 million were related primarily to the finalization of the termination of a chemical supply contract in the United States and worldwide entity consolidation costs. In asset impairments, inventory impairments of  $106 million recorded in cost of goods sold were related to discontinued products worldwide. In fiscal year 2009, pretax restructuring charges of  $406 million were recorded. The  $238 million in work force reductions related to site closures and downsizing primarily in the United States and Europe. The facility closures/exit costs of  $50 million related primarily to the termination of a chemical supply contract in the United States and the termination of chemical distributor contracts in Central America. In asset impairments, property, plant, and equipment impairments of  $35 million related to certain manufacturing and technology breeding facilities in the United States, Europe, and Central America that were closed in fiscal year 2010. Inventory impairments of  $24 million were also recorded for discontinued seed products in the United States and Europe. Other intangible impairments of  $59 million related to the discontinuation of certain seed brands, which included  $18 million related to the write-off of intellectual property for technology that the company elected to no longer pursue. Of the  $118 million total asset impairments in fiscal year 2009,  $45 million was recorded in cost of goods sold and the remainder in restructuring charges.

The following table summarizes the activities related to the company's 2009 Restructuring Plan. See Note 4 — Business Combinations — for restructuring reserves related to acquisitions.

	Work Force	Facility Closures /	Asset
(Dollars in millions)	Reductions	Exit Costs	Impairments	Total
Restructuring charges recognized in fourth quarter 2009	$238	$50	$118	$406
Cash payments	(7)	—	—	(7)
Asset impairments and write-offs	—	—	(118)	(118)
Acceleration of stock-based compensation expense in
additional contributed capital	(15)	—	—	(15)
Ending Liability as of Aug. 31, 2009	$216	$50	$—	$266
Restructuring charges recognized in fiscal year 2010	132	77	115	324
Cash payments	(180)	(83)	—	(263)
Asset impairments and write-offs	—	—	(115)	(115)
Acceleration of stock-based compensation expense in
additional contributed capital	(4)	—	—	(4)
Foreign currency impact	(11)	—	—	(11)
Ending Liability as of Aug. 31, 2010	$153	$44	$—	$197

RECEIVABLES	12 Months Ended
Aug. 31, 2010
RECEIVABLES [Abstract]
RECEIVABLES

NOTE 6.        RECEIVABLES

The following table displays a roll forward of the allowance for doubtful trade receivables for fiscal years 2008, 2009 and 2010.

(Dollars in millions)
Balance Sept. 1, 2007	$217
Additions — charged to expense	42
Other(1)	(41)
Balance Aug. 31, 2008	$218
Additions — charged to expense	23
Other(1)	(79)
Balance Aug. 31, 2009	$162
Additions — charged to expense	51
Other(1)	(70)
Balance Aug. 31, 2010	$143
(1) Includes reclassifications to long-term, write-offs, and foreign currency translation adjustments.

The following table displays a roll forward of the allowance for doubtful long-term receivables for fiscal years 2008, 2009 and 2010.

(Dollars in millions)
Balance Sept. 1, 2007	$131
Additions — charged to expense	15
Other(1)	33
Balance Aug. 31, 2008	$179
Additions — charged to expense	26
Other(1)	(33)
Balance Aug. 31, 2009	$172
Additions — charged to expense	7
Other(1)	47
Balance Aug. 31, 2010	$226
(1) Includes reclassifications from current, write-offs, and foreign currency translation adjustments.

CUSTOMER FINANCING PROGRAMS	12 Months Ended
Aug. 31, 2010
CUSTOMER FINANCING PROGRAMS [Abstract]
CUSTOMER FINANCING PROGRAMS

NOTE 7.        CUSTOMER FINANCING PROGRAMS

Monsanto previously established a revolving financing program to provide financing of up to  $250 million to selected customers in the United States through a third-party specialty lender. The program was terminated in the third quarter of fiscal year 2009. Under the financing program, Monsanto originated customer loans on behalf of the lender, which was a special-purpose entity (SPE) that Monsanto consolidated, pursuant to Monsanto's credit and other underwriting guidelines as approved by the lender. Under the program, Monsanto serviced the loans and provided a first-loss guarantee of up to  $130 million. Following origination, the lender transferred the loans to multiseller commercial paper conduits through a nonconsolidated QSPE. Monsanto accounted for this transaction as a sale, in accordance with the Transfers and Servicing topic of the ASC.

Monsanto had no ownership interest in the lender, the QSPE, or in the loans. However, because Monsanto substantively originated the loans through the SPE (which it consolidated) and partially guaranteed and serviced the loans, Monsanto accounted for the program as if it were the originator of the loans and the transferor selling the loans to the QSPE. Because QSPEs are excluded from the current guidance within the Consolidation topic of the ASC, and Monsanto did not have the unilateral right to liquidate the QSPE, the consolidation guidance did not have an effect on Monsanto's accounting for the U.S. customer financing program.

Monsanto accounted for the guarantee in accordance with the Guarantees topic of the ASC, which requires that a guarantor recognize, at the inception of the guarantee, a liability for the fair value of the guarantee obligation undertaken. Monsanto recorded its guarantee liability at a value that approximated fair value (except that it did not discount credit losses because of the short-term nature of the loans), primarily driven by expected future credit losses. Monsanto did not recognize any servicing asset or liability because the servicing fee was considered adequate compensation for the servicing activities. Servicing activities, including discounts on the sale of customer receivables, resulted in income of  $1 million for 2009 and expense of  $2 million for 2008.

Proceeds from customer loans sold through the financing program totaled  $130 million for fiscal year 2009 and  $66 million for fiscal year 2008. These proceeds are included in net cash provided by operating activities in the Statement of Consolidated Cash Flows. There were no loan balances outstanding as of Aug. 31, 2010, or Aug. 31, 2009.

During the second quarter 2010, Monsanto began participating in a revolving financing program in Brazil. The program allows Monsanto to transfer up to 1 billion Brazilian reais (approximately  $550 million) in customer receivables to a QSPE. Third parties, primarily investment funds, hold an 88 percent senior interest in the QSPE, and Monsanto holds the remaining 12 percent subordinate interest. Because QSPEs are excluded from the scope of the current guidance within the Consolidation topic of the ASC, and Monsanto does not have the unilateral right to liquidate the QSPE, the consolidation guidance does not have an effect on Monsanto's accounting for this customer financing program.

Monsanto's investment in the QSPE was  $10 million as of Aug. 31, 2010. It is included in other assets in the Statements of Consolidated Financial Position and is classified as a debt security. Interest earned on Monsanto's investment in the QSPE was  $2 million for the year ended Aug. 31, 2010, and is included in interest income on the Statements of Consolidated Operations.

Under the financing program, Monsanto's transfer of select customer receivables to the QSPE is accounted for as a sale, in accordance with the Transfers and Servicing topic of the ASC. Monsanto does not service the receivables. However, under the QSPE, a recourse provision requires Monsanto to cover the first 12 percent of credit losses within the program.

Proceeds from customer receivables sold through the financing program and derecognized from the Statements of Consolidated Financial Position totaled  $115 million for fiscal year 2010. These proceeds are included in net cash provided by operating activities in the Statements of Consolidated Cash Flows and are net of a loss on sale of receivables of  $10 million for the year ended Aug. 31, 2010. The remaining receivable balance in the QSPE outstanding as of Aug. 31, 2010, was  $48 million. Receivables are considered delinquent when payments are one day past due, but the provisions on the financing program for nonperformance start on the 15th day past due. If a customer fails to pay an obligation when it is due, the provisions for bad debt on the program will be accounted for as an expense by the QSPE, and the investment on Monsanto's Statements of Consolidated Financial Position will be decreased. As of Aug. 31, 2010, there were  $3 million of receivables sold through this financing program that were delinquent. Based on the company's historical collection experience with these customers and a current assessment of credit exposure, Monsanto recorded its recourse provision at  $5 million as of Aug. 31, 2010. Adverse changes in the actual loss rate would decrease Monsanto's investment asset. The maximum potential amount of future payments under the recourse provision was  $15 million as of Aug. 31, 2010. If Monsanto is called upon to make payments under the recourse provision, it would have the benefit under the financing program of any amounts subsequently collected from the customer.

In August 2009, Monsanto entered into an agreement in the United States to sell customer receivables up to a maximum of  $500 million and to service such accounts. These receivables qualify for sales treatment under the Transfers and Servicing topic of the ASC and accordingly, the proceeds are included in net cash provided by operating activities in the Statements of Consolidated Cash Flows. The gross amount of receivables sold totaled  $221 million and  $319 million for fiscal years 2010 and 2009, respectively. The agreement includes recourse provisions and, so a liability was established at the time of sale that approximates fair value based upon the company's historical collection experience with such receivables and a current assessment of credit exposure. The recourse liability recorded by Monsanto was  $2 million as of Aug. 31, 2010, and Aug. 31, 2009. The maximum potential amount of future payments under the recourse provisions of the agreement was  $9 million as of Aug. 31, 2010. The outstanding balance of the receivables sold was  $223 million and  $319 million as of Aug. 31, 2010, and Aug. 31, 2009, respectively. There were delinquent loans of  $3 million as of Aug. 31, 2010. There were no delinquent loans as of Aug. 31, 2009.

Monsanto also sells accounts receivable in the United States, European regions and Argentina, both with and without recourse. These sales qualify for sales treatment under the Transfers and Servicing topic of the ASC and accordingly, the proceeds are included in net cash provided by operating activities in the Statements of Consolidated Cash Flows. The gross amounts of receivables sold totaled  $112 million,  $72 million and  $48 million for fiscal years 2010, 2009 and 2008, respectively. The liability for the guarantees for sales with recourse is recorded at an amount that approximates fair value, based on the company's historical collection experience for the customers associated with the sale of the receivables and a current assessment of credit exposure. The liability recorded by Monsanto was less than  $1 million as of Aug. 31, 2010, and Aug. 31, 2009. The maximum potential amount of future payments under the recourse provisions of the agreements was  $58 million as of Aug. 31, 2010. The outstanding balance of the receivables sold was  $91 million and  $57 million as of Aug. 31, 2010, and Aug. 31, 2009, respectively. There were no delinquent loans as of Aug. 31, 2010, or Aug. 31, 2009.

Monsanto has additional agreements with lenders to establish programs that provide financing of up to 550 million Brazilian reais (approximately  $300 million) for selected customers in Brazil. Monsanto provides a guarantee of the loans in the event of customer default. The term of the guarantee is equivalent to the term of the bank loans. The liability for the guarantees is recorded at an amount that approximates fair value, based on the company's historical collection experience with customers that participate in the program and a current assessment of credit exposure. The guarantee liability recorded by Monsanto was  $3 million and  $6 million as of Aug. 31, 2010, and Aug. 31, 2009, respectively. If performance is required under the guarantee, Monsanto may retain amounts that are subsequently collected from customers. The maximum potential amount of future payments under the guarantee was  $100 million as of Aug. 31, 2010. The loan balance outstanding for these programs was  $100 million and  $160 million as of Aug. 31, 2010, and Aug. 31, 2009, respectively. There were delinquent loans of  $2 million as of Aug. 31, 2010, and Aug. 31, 2009.

Monsanto also has similar agreements with banks that provide financing to its customers in the United States, Brazil, Europe and Argentina. Under these programs, Monsanto provides a guarantee of the loans in the event of customer default. The terms of the guarantees are equivalent to the terms of the bank loans. The liability for the guarantees is recorded at an amount that approximates fair value, based on the company's historical collection experience with customers that participate in the program and a current assessment of credit exposure. The guarantee liability recorded by Monsanto was  $2 million and  $5 million as of Aug. 31, 2010, and Aug. 31, 2009, respectively. If performance is required under the guarantee, Monsanto may retain amounts that are subsequently collected from customers. The maximum potential amount of future payments under the guarantees was  $29 million as of Aug. 31, 2010. The loan balance outstanding for these programs was  $36 million and  $48 million as of Aug. 31, 2010, and Aug. 31, 2009, respectively.

INVENTORY	12 Months Ended
Aug. 31, 2010
INVENTORY [Abstract]
INVENTORY

NOTE 8.        INVENTORY

Components of inventory are:

	As of Aug. 31,
(Dollars in millions)	2010	2009
Finished Goods	$1,134	$1,362
Goods In Process	1,333	1,340
Raw Materials and Supplies	383	417
Inventory at FIFO Cost	2,850	3,119
Excess of FIFO over LIFO Cost	(111)	(185)
Total	$2,739	$2,934

During 2010, inventory quantities declined, resulting in the liquidation of LIFO inventory layers carried at lower costs than current year purchases and production. The income statement effect of such liquidation on cost of sales was a reduction of approximately  $2 million.

Monsanto uses commodity futures and options contracts to hedge the price volatility of certain commodities, primarily soybeans and corn. This hedging activity is intended to reduce the commodity price risk associated with seed purchases from corn and soybean production growers.

Inventory obsolescence reserves are utilized as valuation accounts and effectively establish a new cost basis. The following table displays a roll forward of the inventory obsolescence reserve for fiscal years 2008, 2009 and 2010.

(Dollars in millions)
Balance Sept. 1, 2007	$169
Additions — charged to expense	135
Deductions and other(1)	(40)
Balance Aug. 31, 2008	$264
Additions — charged to expense	196
Deductions and other(1)	(123)
Balance Aug. 31, 2009	$337
Additions — charged to expense	219
Deductions and other(1)	(224)
Balance Aug. 31, 2010	$332

(1)Deductions and other includes disposals and foreign currency translation adjustments.

As part of Monsanto's 2009 Restructuring Plan, inventory impairment charges of  $106 million and  $24 million were recorded in fiscal year 2010 and 2009, respectively. See Note 5 — Restructuring — for additional information.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Aug. 31, 2010
PROPERTY PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 9.        PROPERTY, PLANT AND EQUIPMENT

Components of property, plant and equipment were as follows:

	As of Aug. 31,
(Dollars in millions)	2010	2009
Land and Improvements	$502	$381
Buildings and Improvements	1,750	1,524
Machinery and Equipment	4,591	4,119
Computer Software	531	479
Construction In Progress and Other	694	655
Total Property, Plant and Equipment	8,068	7,158
Less Accumulated Depreciation	(3,841)	(3,549)
Property, Plant and Equipment, Net	$4,227	$3,609

Gross assets acquired under capital leases of  $37 million and  $35 million are included primarily in machinery and equipment as of Aug. 31, 2010, and Aug. 31, 2009, respectively. See Note 14 — Debt and Other Credit Arrangements and Note 25 — Commitments and Contingencies — for related capital lease obligations.

As part of Monsanto's 2009 Restructuring Plan, asset impairment charges of  $9 million and  $35 million were recorded in fiscal years 2010 and 2009, respectively. These impairment charges primarily were related to buildings and improvements and to machinery and equipment and the associated accumulated depreciation. See Note 5 — Restructuring — for additional information.

GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Aug. 31, 2010
GOODWILL AND OTHER INTANGIBLE ASSETS [ABSTRACT]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 10.        GOODWILL AND OTHER INTANGIBLE ASSETS

The fiscal year 2010 and 2009 annual goodwill impairment tests were performed as of March 1, 2010 and 2009, and no indications of goodwill impairment existed as of either date. Goodwill is tested for impairment at least annually, or more frequently if events or circumstances indicate it might be impaired. There were no events or changes in circumstances indicating that goodwill might be impaired as of Aug. 31, 2010. As of fiscal year 2010, accumulated goodwill impairment charges were  $2.1 billion. The charges related to Seeds and Genomics and were primarily a result of a change in the valuation method (from an undiscounted cash flow methodology to a discounted cash flow methodology) upon adoption of FASB Statement No. 142, Goodwill and Other Intangible Assets (codified in ASC 350) in 2002 as well as unanticipated delays in biotechnology acceptance and regulatory approvals.

Changes in the net carrying amount of goodwill for fiscal years 2009 and 2010, by segment, are as follows:

	Seeds and	Agricultural
(Dollars in millions)	Genomics	Productivity	Total
Balance as of Sept. 1, 2008	$3,070	$62	$3,132
Acquisition activity (see Note 4)	110	—	110
Effect of foreign currency translation adjustments and other	(24)	—	(24)
Balance as of Aug. 31, 2009	$3,156	$62	$3,218
Acquisition activity (see Note 4)	21	—	21
Effect of foreign currency translation adjustments and other	(30)	(5)	(35)
Balance as of Aug. 31, 2010	$3,147	$57	$3,204

In fiscal year 2010, goodwill decreased due to the effect of foreign currency translation adjustments. This was offset by increases due to the 2010 acquisitions of Seminium and a seed processing business in Chile and the updating of the preliminary purchase price allocations for some of the 2009 acquisitions. In fiscal year 2009, a goodwill increase of  $125 million was related to 2009 acquisitions, and  $5 million was related to the resolution of contingent considerations for 2007 acquisitions. These increases were offset by a decrease of  $20 million related to the finalization of the purchase price allocations for 2008 acquisitions. See Note 4 — Business Combinations — for further information.

Information regarding the company's other intangible assets is as follows:

	As of Aug. 31, 2010				As of Aug. 31, 2009
	Carrying	Accumulated			Carrying	Accumulated
(Dollars in millions)	Amount	Amortization	Net		Amount	Amortization	Net
Acquired Germplasm	$1,161	$(640)	$521		$1,172	$(604)	$568
Acquired Intellectual Property	866	(649)	217	`	829	(589)	240
Trademarks	344	(94)	250		345	(81)	264
Customer Relationships	317	(113)	204		317	(88)	229
Other	121	(50)	71		110	(40)	70
Total	$2,809	$(1,546)	$1,263		$2,773	$(1,402)	$1,371

The increase in acquired intellectual property during fiscal year 2010 primarily resulted from a paid-up license agreement for glyphosate manufacturing technology for  $39 million. The increases in other intangible assets as of 2010, primarily resulted from the acquisitions described in Note 4 — Business Combinations. These increases were partially offset by a decrease due to the effect of foreign currency translation adjustments.

Total amortization expense of other intangible assets was  $158 million in fiscal year 2010,  $151 million in fiscal year 2009, and  $167 million in fiscal year 2008.

The estimated intangible asset amortization expense for each of the five succeeding fiscal years is as follows:

(Dollars in millions)	Amount
2011	$153
2012	132
2013	105
2014	97
2015	86

INVESTMENTS AND EQUITY AFFILIATES	12 Months Ended
Aug. 31, 2010
INVESTMENTS AND EQUITY AFFILIATES [Abstract]
INVESTMENTS AND EQUITY AFFILIATES

NOTE 11.        INVESTMENTS AND EQUITY AFFILIATES

Investments

Short-Term Investments: There were no short-term investments as of Aug. 31, 2010, or Aug. 31, 2009.

During second quarter 2008, Monsanto received  $38 million of Solutia common stock as part of the settlement of its claims against Solutia. During fourth quarter 2008, Monsanto sold the Solutia common stock and realized a loss of less than  $1 million. See Note 27 — Other Expense and Solutia-Related Items— for discussion of the gain recorded in conjunction with Solutia's emergence from bankruptcy.

Long-Term Investments: During 2010, Monsanto invested in long-term debt securities with a cost of  $15 million, which are classified as available-for-sale. The investments are recorded in other assets in the Statements of Consolidated Financial Position at their fair value of  $10 million as of Aug. 31, 2010. Net unrealized losses (net of deferred taxes) of  $3 million are included in accumulated other comprehensive loss in shareowners' equity related to these investments as of Aug. 31, 2010. See Note 15 — Fair Value Measurements — for further discussion related to these debt securities.

In 2009, Monsanto invested in a long-term equity security with a cost of  $2 million, which is classified as available-for-sale. This investment is recorded in other assets in the Statements of Consolidated Financial Position at its fair value of  $1 million and  $2 million as of Aug. 31, 2010, and Aug. 31, 2009. Net unrealized losses (net of deferred taxes) of less than  $1 million are included in accumulated other comprehensive loss in shareowners' equity related to this investment as of Aug. 31, 2010.

In 2008, Monsanto invested in long-term equity securities with a cost of  $33 million, which are classified as available-for-sale. As of Aug. 31, 2010, and Aug. 31, 2009, these long-term equity securities are recorded in other assets in the Statements of Consolidated Financial Position at their fair value of  $22 million and  $23 million, respectively. Net unrealized gains (net of deferred taxes) of  $4 million and net unrealized losses (net of deferred taxes) of  $6 million are included in accumulated other comprehensive loss in shareowners' equity related to these investments as of Aug. 31, 2010, and Aug. 31, 2009. Monsanto recorded an impairment related to one of these long-term equity securities as of Aug. 31, 2010, of  $16 million.

Equity Affiliates

Monsanto owns a 19 percent interest in a seed supplier that produces, conditions, and distributes corn and soybean seeds. Monsanto is accounting for this investment as an equity method investment as Monsanto has the ability to exercise significant influence over the seed supplier. As of Aug. 31, 2010, and Aug. 31, 2009, this investment is recorded in other assets in the Statements of Consolidated Financial Position at its carrying value of  $65 million and  $60 million, respectively. During fiscal year 2010 and 2009, Monsanto purchased  $162 million and  $330 million of inventory from the seed supplier and recorded sales of inventory to the seed supplier of  $12 million and  $9 million, respectively. As of Aug. 31, 2010, and Aug. 31, 2009, the amount payable to the seed supplier is approximately  $5 million and approximately  $84 million, respectively, and is recorded in accounts payable in the Statements of Consolidated Financial Position. During fiscal year 2010 and 2009, Monsanto paid the seed supplier  $7 million and  $5 million for inventory that will be delivered in fiscal year 2011 and 2010, respectively.

Renessen LLC, Monsanto's former joint venture with Cargill, Inc. (Cargill) which Monsanto acquired the additional 50% interest during fiscal year 2010, had developed and planned to commercialize a proprietary grain processing technology, marketed under the name Extrax. This technology separated corn into three high-value fractions: a high-starch fraction, ideal for ethanol fermentation; food-grade corn oil, valuable as a non-trans fat oil solution or for biodiesel; and a nutrient-rich meal that can be used as a corn replacement in animal feed rations. In the fourth quarter 2010, Monsanto decided to no longer pursue any Extrax projects and therefore, the remaining Renessen related intangible assets were written off to research and development expenses in the Statements of Consolidated Operations. The total impairment charge was  $9 million as of Aug. 31, 2010.

In 2008, Monsanto and Cargill signed an agreement to narrow the scope of the Renessen joint venture to focus solely on the Extrax project. Other projects that were formerly under the joint venture and related intellectual property were transferred to, and are now owned by, Monsanto or Cargill. Monsanto agreed to pay  $20 million to Cargill to obtain full rights to intellectual property for products that Monsanto planned to develop and commercialize. These projects were discontinued and the related intangible asset was written off as a result of the restructuring described in Note 5 — Restructuring. As of Aug. 31, 2010, Monsanto has no amounts payable to Cargill. As of Aug. 31, 2009, the amount payable to Cargill was less than  $1 million and is recorded in short-term miscellaneous accruals in the Statements of Consolidated Financial Position.

During fiscal years 2010, 2009 and 2008, Monsanto performed R&D services for Renessen of less than  $1 million,  $1 million and  $5 million, respectively, which were recovered at cost. The fair value of performing these services approximates the recovered costs. As discussed above, Monsanto acquired the remaining 50% interest it did not previously own of Renessen during 2010 and therefore, Monsanto no longer has an investment in Renessen recorded as of Aug. 31, 2010. Monsanto's investment in Renessen, including outstanding advances, was  $1 million as of Aug. 31, 2009. Equity affiliate expense from Renessen was less than  $1 million in fiscal year 2010,  $2 million in fiscal year 2009, and  $3 million in fiscal year 2008, and represented substantially all of the equity affiliate expense.

DEFERRED REVENUE	12 Months Ended
Aug. 31, 2010
DEFERRED REVENUE [Abstract]
DEFERRED REVENUE

NOTE 12.        DEFERRED REVENUE

In first quarter 2008, Monsanto entered into a corn herbicide tolerance and insect control trait technologies agreement with Pioneer Hi-Bred International, Inc., a wholly-owned subsidiary of E. I. du Pont de Nemours and Company. Among its provisions, the agreement modified certain existing corn license agreements between the parties, included provisions under which the parties agreed not to assert certain intellectual property rights against each other, and granted each party the right to use certain regulatory data of the other in order to develop additional products. As a result of the new agreement which requires fixed annual payments, the company recorded a receivable and deferred revenue of  $635 million in first quarter 2008. Cumulative cash receipts will be  $725 million over an eight-year period. Revenue of  $79 million related to this agreement was recorded in fiscal year 2010 and 2009. As of Aug. 31, 2010, and Aug. 31, 2009, the remaining receivable balance is  $470 million and  $543 million, respectively. The majority of this balance is included in long-term receivables, and the current portion is included in trade receivables. As of Aug. 31, 2010, and Aug. 31, 2009, the remaining deferred revenue balance is  $397 million and  $476 million, respectively. The majority of this balance is included in long-term deferred revenue, and the current portion is included in deferred revenue in the Statements of Consolidated Financial Position. The interest portion of this receivable is reported in interest income and totaled  $16 million and  $19 million for the fiscal year ended Aug. 31, 2010, and Aug. 31, 2009, respectively.

In third quarter 2008, Monsanto and Syngenta entered into a Genuity Roundup Ready 2 Yield Soybean License Agreement. The agreement grants Syngenta access to Monsanto's Genuity Roundup Ready 2 Yield Soybean technology in consideration of royalty payments from Syngenta, based on sales. Under this agreement Syngenta will fulfill the contractual sales volumes over a nine-year period. The minimum obligation from Syngenta over this period is  $81 million. As of Aug. 31, 2010, and Aug. 31, 2009, the remaining receivable balance is  $73 million and  $70 million, respectively, related to the net present value of expected payments under this agreement. The majority of this balance is included in long-term receivables in the Statements of Consolidated Financial Position and the current portion is included in trade receivables. The interest portion of this receivable is reported in interest income in the Statements of Consolidated Operations and is  $3 million for the fiscal year ended Aug. 31, 2010, and Aug. 31, 2009, respectively. As of Aug. 31, 2010, and Aug. 31, 2009, the remaining deferred revenue balance of  $67 million and  $70 million, respectively. The majority of this balance is included in long-term deferred revenue, and the current portion is included in deferred revenue in the Statements of Consolidated Financial Position.

INCOME TAXES	12 Months Ended
Aug. 31, 2010
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 13.        INCOME TAXES

The components of income from continuing operations before income taxes were:

	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
United States	$1,234	$2,182	$1,419
Outside United States	260	785	1,507
Total	$1,494	$2,967	$2,926

The components of income tax provision from continuing operations were:

	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
Current:
U.S. federal	$260	$529	$527
U.S. state	(1)	13	57
Outside United States	129	170	343
Total Current	$388	$712	$927
Deferred:
U.S. federal	40	113	(51)
U.S. state	24	43	25
Outside United States	(82)	(23)	(2)
Total Deferred	(18)	133	(28)
Total	$370	$845	$899

Factors causing Monsanto's income tax provision from continuing operations to differ from the U.S. federal statutory rate were:

	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
U.S. Federal Statutory Rate	$523	$1,038	$1,024
U.S. R&D Tax Credit	(10)	(33)	(5)
U.S. Domestic Manufacturing Deduction	(22)	(45)	(13)
Lower Ex-U.S. Rates	(123)	(118)	(201)
State Income Taxes	23	69	49
Valuation Allowances	10	4	(41)
Acquired IPR&D	—	—	57
Adjustment for Unrecognized Tax Benefits	3	(16)	40
Other	(34)	(54)	(11)
Income Tax Provision	$370	$845	$899

Deferred income tax balances are related to:

	As of Aug. 31,
(Dollars in millions)	2010	2009
Net Operating Loss and Other Carryforwards	$865	$689
Employee Fringe Benefits	504	424
Intangibles	195	187
Restructuring and Impairment Reserves	168	187
Inventories	149	168
Environmental and Litigation Reserves	97	89
Allowance for Doubtful Accounts	56	73
Other	265	320
Valuation Allowance	(57)	(38)
Total Deferred Tax Assets	$2,242	$2,099
Intangibles	$454	$459
Property, Plant and Equipment	409	375
Other	45	39
Total Deferred Tax Liabilities	908	873
Net Deferred Tax Assets	$1,334	$1,226

As of Aug. 31, 2010, Monsanto had available approximately  $1.2 billion in net operating loss carryforwards (NOLs), most of which related to Brazilian operations, which have an indefinite carryforward period. Monsanto also had available approximately  $330 million of U.S. foreign tax credit carryforwards, which expire from 2014 through 2020. Management regularly assesses the likelihood that deferred tax assets will be recovered from future taxable income. To the extent management believes that it is more likely than not that a deferred tax asset will not be realized, a valuation allowance is established. As of Aug. 31, 2010, management continues to believe it is more likely than not that the company will realize the deferred tax assets in Brazil and the United States. At the beginning of fiscal 2008, Argentina had a valuation allowance of  $43 million for the deferred tax assets related to NOLs. However, based on improvements in Monsanto Argentina's operations and improvements in Argentina's overall economy, and in particular the agricultural sector, management believed it was more likely than not that such deferred tax assets would be realized. Accordingly, the previously recorded  $43 million valuation allowance was reversed in the third quarter of fiscal 2008. As of Aug. 31, 2010, all of the Argentina NOLs have been utilized.

Income taxes and remittance taxes have not been recorded on approximately  $3.6 billion of undistributed earnings of foreign operations of Monsanto, either because any taxes on dividends would be substantially offset by foreign tax credits, or because Monsanto intends to reinvest those earnings indefinitely. It is not practicable to estimate the income tax liability that might be incurred if such earnings were remitted to the United States.

Tax authorities regularly examine the company's returns in the jurisdictions in which Monsanto does business. Due to the nature of the examinations, it may take several years before they are completed. Management regularly assesses the tax risk of the company's return filing positions for all open years. During fiscal year 2010, Monsanto recorded a favorable adjustment to the income tax reserve as a result of the conclusion of an IRS audit for tax years 2007 and 2008, ex-U.S. audits and the resolution of various state income tax matters. Monsanto is appealing one issue related to the IRS audit for tax years 2007 and 2008. During fiscal year 2009, Monsanto recorded a favorable adjustment to the income tax reserve as a result of the conclusion of an IRS audit for tax years 2005 and 2006, ex-U.S. audits and the resolution of various state income tax matters.

As required, the company adopted an amendment to the Income Taxes topic of the ASC as of Sept. 1, 2007. As a result of this implementation, Monsanto recorded a charge to retained deficit of  $25 million, primarily attributable to liabilities related to interest and penalties on certain income tax matters. The total amount of unrecognized tax benefits as of the date of adoption on Sept. 1, 2007, was  $256 million. In addition, as of Sept. 1, 2007, liabilities for accrued interest and penalties relating to the unrecognized tax benefits totaled  $55 million.

As of Aug. 31, 2010, Monsanto had total unrecognized tax benefits of  $341 million, of which  $276 million would favorably impact the effective tax rate if recognized. As of Aug. 31, 2009, Monsanto had total unrecognized tax benefits of  $358 million, of which  $279 million would favorably impact the effective tax rate if recognized.

Accrued interest and penalties included in the Statements of Consolidated Financial Position were  $46 million and  $42 million as of Aug. 31, 2010, and Aug. 31, 2009, respectively. Monsanto recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense. For the 12 months ended Aug. 31, 2010, the company recognized  $5 million of income tax expense for interest and penalties. For the 12 months ended Aug. 31, 2009, the company recognized a benefit of  $32 million in the income tax provision for interest and penalties.

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

(Dollars in millions)
Balance Sept. 1, 2008	$434
Increases for prior year tax positions	23
Decreases for prior year tax positions	(27)
Increases for current year tax positions	59
Settlements	(117)
Lapse of statute of limitations	(4)
Foreign currency translation	(10)
Balance Aug. 31, 2009	$358
Increases for prior year tax positions	42
Decreases for prior year tax positions	(102)
Increases for current year tax positions	55
Settlements	(6)
Lapse of statute of limitations	(9)
Foreign currency translation	3
Balance Aug. 31, 2010	$341

Monsanto operates in various countries throughout the world and, as a result, files income tax returns in numerous jurisdictions. These tax returns are subject to examination by various federal, state and local tax authorities. For Monsanto's major tax jurisdictions, the tax years that remain subject to examination are shown below:

Jurisdiction	Tax Years
Brazil	1999—2010
U.S. state and local income taxes	2000—2010
Argentina	2001—2010
U.S. federal income tax	2007—2010

If the company's assessment of unrecognized tax benefits is not representative of actual outcomes, the company's financial statements could be significantly impacted in the period of settlement or when the statute of limitations expires. Management estimates that it is reasonably possible that the total amount of uncertain tax benefits could decrease by as much as  $50 million within the next 12 months, primarily as a result of the resolution of audits currently in progress in several jurisdictions involving issues common to large multinational corporations, and the lapsing of the statute of limitations in multiple jurisdictions.

DEBT AND OTHER CREDIT ARRANGEMENTS	12 Months Ended
Aug. 31, 2010
DEBT AND OTHER CREDIT ARRANGEMENTS [Abstract]
DEBT AND OTHER CREDIT ARRANGEMENTS

NOTE 14.        DEBT AND OTHER CREDIT ARRANGEMENTS

Monsanto has a  $2 billion credit facility agreement with a group of banks that provides a five-year senior unsecured revolving credit facility through February 2012. This facility was initiated to be used for general corporate purposes, which may include working capital requirements, acquisitions, capital expenditures, refinancing, and support of commercial paper borrowings. The agreement also provides for European euro-denominated loans, letters of credit, and swingline borrowings, and allows certain designated subsidiaries to borrow with a company guarantee. Covenants under this credit facility restrict maximum borrowings. There are no compensating balances, but the facility is subject to various fees, which are based on the company's credit ratings. As of Aug. 31, 2010 and Aug. 31, 2009, Monsanto was in compliance with all financial debt covenants, and there were no outstanding borrowings under this credit facility.

Short-Term Debt

	As of Aug. 31,
(Dollars in millions)	2010	2009
Current Maturities of Long-Term Debt	$193	$31
Notes Payable to Banks	48	48
Total Short-Term Debt	$241	$79

The fair value of the total short-term debt was  $241 million and  $79 million as of Aug. 31, 2010, and Aug. 31, 2009, respectively. The weighted average interest rate on notes payable to banks was 4.5 percent and 10.4 percent as of Aug. 31, 2010, and Aug. 31, 2009, respectively.

As of Aug. 31, 2010, the company did not have any outstanding commercial paper, but it had several short-term borrowings to support ex-U.S. operations, which had weighted-average interest rates as indicated above. Certain of these bank loans also act to limit exposure to changes in foreign-currency exchange rates.

In April 2010, Monsanto completed the purchase of the Chesterfield Village Research Center from Pfizer. There is debt outstanding of  $324 million on the purchase price of which  $188 million is included in short-term debt and  $136 million is included in long-term debt on the Statements of Consolidated Financial Position as of Aug. 31, 2010. As of Aug. 31, 2010, the interest rate on the notes was 0.99 percent.

Long-Term Debt

	As of Aug. 31,
(Dollars in millions)	2010	2009
7⅜% Senior Notes, Due 2012(1)	$485	$485
5½% Senior Notes, Due 2035(1)	395	394
5⅛% Senior Notes, Due 2018(1)	299	299
5½% Senior Notes, Due 2025(1)	274	271
5⅞% Senior Notes, Due 2038(1)	247	246
Other (including Capital Leases)(2)	162	29
Total Long-Term Debt	$1,862	$1,724

(1)        Amounts are net of unamortized discounts. For the 5½% Senior Notes due 2025, amount is also net of the unamortized premium of  $40 million and  $42 million as of Aug. 31, 2010, and Aug. 31, 2009, respectively.

(2)       Includes  $136 million related to the Chesterfield Village Research Center purchase.

The fair value of the total long-term debt was  $2,094 million and  $1,863 million as of Aug. 31, 2010, and Aug. 31, 2009, respectively.

In 2002, Monsanto filed a shelf registration with the SEC for the issuance of up to  $2.0 billion of registered debt (2002 shelf registration) and issued  $800 million in 7⅜% Senior Notes. As of Aug. 31, 2010,  $486 million of the 7⅜% Senior Notes are due on Aug. 15, 2012 (see discussion below regarding a debt exchange for  $314 million of the 7⅜% Senior Notes).

In May 2005, Monsanto filed a new shelf registration with the SEC (2005 shelf registration) that allowed the company to issue up to  $2.0 billion of debt, equity and hybrid offerings (including debt securities of  $950 million remaining available under the May 2002 shelf registration statement). In July 2005, Monsanto issued  $400 million of 5½% Senior Notes under the 2005 shelf registration, which are due on July 15, 2035 (5½% 2035 Senior Notes). In April 2008, Monsanto issued  $300 million of 5⅛% Senior Notes under the 2005 shelf registration, which are due on April 15, 2018 (5⅛% 2018 Senior Notes). The net proceeds from the issuance of the 5⅛% 2018 Senior Notes were used to finance the expansion of corn seed production facilities. Also in April 2008, Monsanto issued  $250 million of 5⅞% Senior Notes under the 2005 shelf registration, which are due on April 15, 2038 (5⅞% 2038 Senior Notes). The net proceeds from the sale of the 5⅞% 2038 Senior Notes were used to repay  $238 million of 4% Senior Notes that were due on May 15, 2008. The 2005 shelf registration expired in December 2008.

In October 2008, Monsanto filed a new shelf registration with the SEC (2008 shelf registration) that allows the company to issue an unlimited capacity of debt, equity and hybrid offerings. The 2008 shelf registration will expire on Oct. 31, 2011.

In August 2005, Monsanto exchanged  $314 million of new 5½% Senior Notes due 2025 (5½% 2025 Senior Notes) for  $314 million of its outstanding 7⅜% Senior Notes due 2012, which were issued in 2002. The exchange was conducted as a private transaction with holders of the outstanding 7⅜% Senior Notes who certified to the company that they were “qualified institutional buyers” within the meaning of Rule 144A under the Securities Act of 1933. The transaction has been accounted for as an exchange of debt under the Debt topic of the ASC. Under the terms of the exchange, the company paid a premium of  $53 million to holders participating in the exchange, and the  $53 million premium will be amortized over the life of the new 5½% 2025 Senior Notes. As a result of the debt premium, the effective interest rate on the 5½% 2025 Senior Notes will be 7.035% over the life of the debt. The exchange of debt allowed the company to adjust its debt-maturity schedule while also allowing it to take advantage of market conditions which the company considered to be favorable.

In October 2005, the company filed a registration statement with the SEC on Form S-4 with the intention to commence a registered exchange offer during fiscal year 2006 to provide holders of the newly issued privately placed notes with the opportunity to exchange such notes for substantially identical notes registered under the Securities Act of 1933. In February 2006, Monsanto issued  $314 million aggregate principal amount of its 5½% Senior Notes due 2025, in exchange for the same principal amount of its 5½% Senior Notes due 2025 which had been issued in the private placement transaction in August 2005. The offering of the notes issued in February was registered under the Securities Act of 1933.

In June 2008, Monsanto assumed long-term debt as part of the De Ruiter acquisition. See Note 4 — Business Combinations — for additional discussion of the De Ruiter acquisition. The assumed debt was denominated in European euros and was due on Sept. 25, 2012. The interest rate was a variable rate based on the Euribor. As of Aug. 31, 2009, the debt assumed as a part of the acquisition had been settled.

Monsanto plans to issue new fixed-rate debt on or before Aug. 15, 2012, to repay  $486 million of 7⅜% Senior Notes that are due on Aug. 15, 2012. In March 2009, the company entered into forward-starting interest rate swaps with a total notional amount of  $250 million. The purpose of the swaps was to hedge the variability of the forecasted interest payments on this expected debt issuance that may result from changes in the benchmark interest rate before the debt is issued. An unrealized loss and gain, net of tax, of  $8 million and  $9 million were recorded in accumulated other comprehensive loss to reflect the aftertax change in the fair value of the forward-starting interest rate swaps as of Aug. 31, 2010 and Aug. 31, 2009, respectively. In August 2010, the company entered into forward-starting interest rate swaps with a total notional amount of  $225 million. The purpose of the swaps was to hedge the variability of the forecasted interest payments on this expected debt issuance that may result from changes in the benchmark interest rate before the debt is issued. An unrealized loss, net of tax, of  $9 million was recorded in accumulated other comprehensive loss to reflect the aftertax change in the fair value of the forward-starting interest rate swaps as of Aug. 31, 2010. These swaps are accounted for under the Derivatives and Hedging topic of the ASC.

Monsanto plans to issue new fixed-rate debt on or before April 15, 2011. In July 2010, the company entered into forward-starting interest rate swaps with a total notional amount of  $300 million. The purpose of the swaps was to hedge the variability of the forecasted interest payments on this expected debt issuance that may result from changes in the benchmark interest rate before the debt is issued. An unrealized loss, net of tax, of  $7 million was recorded in accumulated other comprehensive loss to reflect the aftertax change in the fair value of the forward-starting interest rate swaps as of Aug. 31, 2010.

The information regarding interest expense below reflects Monsanto's interest expense on debt and amortization of debt issuance costs:

	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
Interest Cost Incurred	$187	$163	$132
Less: Capitalized on Construction	(25)	(34)	(22)
Interest Expense	$162	$129	$110

FAIR VALUE MEASUREMENTS	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 15.        FAIR VALUE MEASUREMENTS

Effective Sept. 1, 2008, Monsanto adopted a standard that provides a framework for measuring fair value. The standard also eliminates the deferral of gains and losses at inception associated with certain derivative contracts whose fair value was not evidenced by observable market data. The standard requires that the impact of this change in accounting for derivative contracts be recorded as an adjustment to opening retained earnings in the period of adoption. Monsanto did not have any deferred gains or losses at inception of derivative contracts. Therefore, no adjustment to opening retained earnings was made upon adoption of the standard.

Monsanto determines the fair market value of its financial assets and liabilities based on quoted market prices, estimates from brokers, and other appropriate valuation techniques. The company uses the fair value hierarchy established in the Fair Value Measurements and Disclosures topic of the ASC, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The hierarchy contains three levels as follows, with Level 3 representing the lowest level of input:

Level 1 — Values based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2 — Values based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, or model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 — Values generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions would reflect our own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques could include use of option pricing models, discounted cash flow models and similar techniques.

The following tables set forth by level Monsanto's assets and liabilities that were accounted for at fair value on a recurring basis as of Aug. 31, 2010, and Aug. 31, 2009. As required by the Fair Value Measurements and Disclosures topic of the ASC, assets and liabilities are classified in their entirety based on the lowest level of input that is a significant component of the fair value measurement. Monsanto's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the classification of fair value assets and liabilities within the fair value hierarchy levels.

	Fair Value Measurements at Aug. 31, 2010, Using
				Cash
				Collateral	Net
(Dollars in millions)	Level 1	Level 2	Level 3	Offset (1)	Balance
Assets at Fair Value:
Cash equivalents	$1,078	$—	$—	$—	$1,078
Debt and equity securities	23	—	10	—	33
Derivative assets related to:
Foreign currency	—	26	—	—	26
Corn	10	2	—	(9)	3
Soybeans	6	3	—	(6)	3
Total Assets at Fair Value	$1,117	$31	$10	$(15)	$1,143
Liabilities at Fair Value:
Derivative liabilities related to:
Foreign currency	—	5	—	—	5
Interest rates	—	39	—	—	39
Corn	—	9	—	—	9
Soybeans	—	4	—	—	4
Energy and raw materials	—	22	—	—	22
Total Liabilities at Fair Value	$—	$79	$—	$—	$79

(1)        As allowed by the Derivatives and Hedging topic of the ASC, commodity derivative assets and liabilities have been offset by cash collateral due and paid under a master netting arrangement.

For assets that are measured using quoted prices in active markets, the total fair value is the published market price per unit multiplied by the number of units held without consideration of transaction costs. Assets and liabilities that are measured using significant other observable inputs are primarily valued by reference to quoted prices of markets that are not active. The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash equivalents: The carrying value of cash equivalents approximates fair value as maturities are less than three months. Monsanto's cash equivalents are primarily money market funds that trade on a regular basis in active markets and are therefore classified as Level 1.

Equity securities: Monsanto's equity securities are classified as available-for-sale and are included in other assets on the Statements of Consolidated Financial Position. They are measured at fair value using quoted market prices and are classified as Level 1 as they are traded in an active market for which closing stock prices are readily available.

Debt securities: As discussed in Note 7 — Customer Financing Programs, Monsanto purchased available-for-sale debt securities in fiscal year 2010, which are recorded in other assets in the Statement of Consolidated Financial Position. Monsanto measured the initial investment at fair value by using an independent pricing source. The amount was subsequently adjusted for expected future credit losses. Because the credit losses are based on internal assumptions, these investments are considered to be Level 3.

Foreign currency hedges: Monsanto manages its foreign currency risk with foreign currency derivatives, primarily forward foreign exchange contracts and foreign currency options. Foreign currency derivative values are classified as Level 2, and are calculated using pricing components (e.g., exchange rates, forward rates, interest rates and options volatilities) obtained from third-party pricing sources that report the trading of these components in active markets. The calculated valuations are adjusted for credit risk. The foreign currency derivative assets are included in miscellaneous receivables or other assets, and foreign currency derivative liabilities are included in miscellaneous short-term accruals on the Statements of Consolidated Financial Position.

Interest rate swaps: Monsanto enters into forward-starting interest rate swaps to hedge the variability of the forecasted interest payments on an expected debt issuance. These swaps are held with banks and will be settled based on broker-quoted prices based on observable market data, adjusted for credit risk, and therefore are classified as Level 2. The interest rate derivative assets are included in other assets and the interest rate derivative liabilities are included in miscellaneous short-term accruals and other liabilities on the Statements of Consolidated Financial Position.

Commodity hedges: Monsanto's commodity contracts relate to corn and soybeans. The commodity derivative instruments that the company currently uses are futures and forward sales contracts. Futures are traded on the Chicago Board of Trade (CBOT). The CBOT is an active market with quoted prices, and therefore these instruments are classified as Level 1. Monsanto collects payment on certain customer accounts in grain, and enters into forward sales contracts to mitigate the commodity price exposure. The prices of these forward sales contracts are based on observable market data and therefore these contracts are classified as Level 2. The commodity derivative assets are included in trade receivables, net, other current assets and other assets and the commodity derivative liabilities are included in miscellaneous short-term accruals on the Statements of Consolidated Financial Position. Certain commodity derivative assets and liabilities have been offset under a master netting arrangement. These commodity contracts that are in a liability position are netted against trade receivables, net, other current assets or other assets, based upon the nature of the hedged item.

Energy and raw materials: The energy contracts consist of natural gas and diesel swaps which settle based on quoted prices from the New York Mercantile Exchange and the Energy Information Administration, respectively, but are held with various banks, not directly with the exchanges. As a result, the natural gas and diesel swaps are classified as Level 2 and the fair values are adjusted for credit risk. The raw material contracts consist of ethylene swaps which settle based on quoted prices published by Chemical Market Associates, Inc. and which are also held with various banks. As a result, the ethylene swaps are also classified as Level 2 and the fair values are adjusted for credit risk. The energy and raw materials derivative liabilities are included in miscellaneous short-term accruals and other liabilities on the Statements of Consolidated Financial Position.

As discussed above, Monsanto utilizes information from third parties, such as pricing services and brokers, to assist in determining fair values for certain assets and liabilities; however, management is ultimately responsible for all fair values presented in the company's consolidated financial statements. The company performs analysis and review of the information and prices received from third parties to ensure that the prices represent a reasonable estimate of fair value. This process involves quantitative and qualitative analysis. As a result of the analysis, if the company determines there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly.

The following table summarizes the changes in fair value of the Level 3 asset for the year ended Aug. 31, 2010.

(Dollars in millions)
Balance Sept. 1, 2009	$—
Purchases, sales, issuances, settlements and payments received	15
Unrealized loss on investments included in accumulated other comprehensive loss	(5)
Balance Aug. 31, 2010	$10

Disclosures for nonfinancial assets and liabilities that are measured at fair value, but are recognized and disclosed as fair value on a nonrecurring basis, were required prospectively beginning Sept. 1, 2009.

Measurements during fiscal year 2010 of assets at fair value on a nonrecurring basis subsequent to their initial recognition were as follows:

Property, Plant and Equipment, Net: Property, plant and equipment with a carrying value of  $21 million was written down to its implied fair value of less than  $1 million, resulting in an impairment charge of  $21 million, which was primarily included in cost of goods sold in the Statement of Consolidated Operations for fiscal year 2010. Long-lived assets held for sale with a carrying amount of  $2 million were written down to their implied fair value of less than  $1 million, resulting in an impairment charge of  $2 million, which was primarily included in cost of goods sold in the Statement of Consolidated Operations for fiscal year 2010. Costs to sell were not significant.

Other Intangible Assets, Net: Other intangible assets with a carrying value of  $14 million were written down to their implied fair value of less than  $1 million, resulting in an impairment charge of  $14 million, which was primarily included in research and development expenses in the Statement of Consolidated Operations for fiscal year 2010.

There were no significant measurements of liabilities at fair value on a nonrecurring basis subsequent to their initial recognition during fiscal year 2010.

The recorded amounts of cash, trade receivables, miscellaneous receivables, third-party guarantees, accounts payable, grower accruals, accrued marketing programs and miscellaneous short-term accruals approximate their fair values as of Aug. 31, 2010, and Aug. 31, 2009.

	Fair Value Measurements at Aug. 31, 2009, Using
				Cash
				Collateral	Net
(Dollars in millions)	Level 1	Level 2	Level 3	Offset (1)	Balance
Assets at Fair Value:
Cash equivalents	$1,548	$—	$—	$—	$1,548
Equity securities	25	—	—	—	25
Derivative assets related to:
Foreign currency	—	34	—	—	34
Interest rates	—	14	—	—	14
Commodities	2	—	—	(2)	—
Total Assets at Fair Value	$1,575	$48	$—	$(2)	$1,621
Liabilities at Fair Value:
Derivative liabilities related to:
Foreign currency	—	37	—	—	37
Commodities	93	31	—	(93)	31
Total Liabilities at Fair Value	$93	$68	$—	$(93)	$68

FINANCIAL INSTRUMENTS	12 Months Ended
Aug. 31, 2010
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS

NOTE 16.        FINANCIAL INSTRUMENTS

Monsanto's business and activities expose it to a variety of market risks, including risks related to changes in commodity prices, foreign currency exchange rates and interest rates. These financial exposures are monitored and managed by the company as an integral part of its market risk management program. This program recognizes the unpredictability of financial markets and seeks to reduce the potentially adverse effects that market volatility could have on operating results. As part of its market risk management strategy, Monsanto uses derivative instruments to protect fair values and cash flows from fluctuations caused by volatility in currency exchange rates, commodity prices and interest rates.

Cash Flow Hedges

The company uses foreign currency options and foreign currency forward contracts as hedges of anticipated sales or purchases denominated in foreign currencies. The company enters into these contracts to protect itself against the risk that the eventual net cash flows will be adversely affected by changes in exchange rates.

Monsanto's commodity price risk management strategy is to use derivative instruments to minimize significant unanticipated earnings fluctuations that may arise from volatility in commodity prices. Price fluctuations in commodities, mainly in corn and soybeans, can cause the actual prices paid to production growers for corn and soybean seeds to differ from anticipated cash outlays. Monsanto uses commodity futures and options contracts to manage these risks. Monsanto's energy and raw material risk management strategy is to use derivative instruments to minimize significant unanticipated manufacturing cost fluctuations that may arise from volatility in natural gas, diesel and ethylene prices.

Monsanto's interest rate risk management strategy is to use derivative instruments, such as forward-starting interest rate swaps, to minimize significant unanticipated earnings fluctuations that may arise from volatility in interest rates of the company's borrowings and to manage the interest rate sensitivity of its debt.

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of accumulated other comprehensive loss and reclassified into earnings in the period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

The maximum term over which the company is hedging exposures to the variability of cash flow (for all forecasted transactions) is 12 months for foreign currency hedges, 43 months for commodity hedges and 24 months for interest rate hedges. During the next 12 months, a pretax net loss of approximately  $9 million will be reclassified from accumulated other comprehensive loss into earnings. During fiscal year 2010, a pretax loss of  $29 million was reclassified into earnings as a result of the discontinuance of cash flow hedges, because it was probable that the original forecasted transaction would not occur by the end of the originally specified time period. No cash flow hedges were discontinued during fiscal years 2009 or 2008.

Fair Value Hedges

The company uses commodity futures and options contracts as fair value hedges to manage the value of its soybean inventory. For derivative instruments that are designated and qualify as fair value hedges, both the gain or loss on the derivative and the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. No fair value hedges were discontinued during fiscal years 2010, 2009 or 2008.

Net Investment Hedges

The difference between the carrying value and the fair value of hedged items classified as fair hedges was offset by the change in fair value of the related derivatives. Accordingly, hedge ineffectiveness for fair value hedges, determined in accordance with the Derivatives and Hedging topic of the ASC, had an immaterial effect on earnings in fiscal years 2010, 2009 and 2008. No fair value hedges were discontinued during fiscal years 2010, 2009 or 2008

To protect the value of its investment from adverse changes in exchange rates, the company may, from time to time, hedge a portion of its net investment in one or more of its foreign subsidiaries. Gains or losses on derivative instruments that are designated as a net investment hedge are included in accumulated foreign currency translation adjustment and reclassified into earnings in the period during which the hedged net investment is sold or liquidated.

Derivatives Not Designated as Hedging Instruments

The company uses foreign currency contracts to hedge the effects of fluctuations in exchange rates on foreign currency denominated third-party and intercompany receivables and payables. Both the gain or loss on the derivative and the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings.

The company uses commodity option contracts to hedge anticipated cash payments to corn growers in the United States, Mexico and Brazil, which can fluctuate with changes in corn price. Because these option contracts do not meet the provisions specified by the Derivatives and Hedging topic of the ASC, they do not qualify for hedge accounting treatment. Accordingly, the gain or loss on these derivatives is recognized in current earnings.

To reduce credit exposure in Latin America, Monsanto collects payments on certain customer accounts in grain. Such payments in grain are negotiated at or near the time Monsanto's products are sold to the customers and are valued at the prevailing grain commodity prices. By entering into forward sales contracts related to grain, Monsanto mitigates the commodity price exposure from the time a contract is signed with a customer until the time a grain merchant collects the grain from the customer on Monsanto's behalf. The forward sales contracts do not qualify for hedge accounting treatment under the Derivatives and Hedging topic of the ASC. Accordingly, the gain or loss on these derivatives is recognized in current earnings.

Financial instruments are neither held nor issued by the company for trading purposes.

The notional amounts of the company's derivative instruments outstanding as of Aug. 31, 2010, and Aug. 31, 2009, were as follows:

	As of Aug. 31,
(Dollars in millions)	2010	2009
Derivatives Designated as Hedges:
Foreign exchange contracts	$383	$718
Commodity contracts	387	716
Interest rate contracts	775	250
Total Derivatives Designated as Hedges	$1,545	$1,684
Derivatives Not Designated as Hedges:
Foreign exchange contracts	$862	$1,391
Commodity contracts	123	1
Total Derivatives Not Designated as Hedges	$985	$1,392

The fair values of the company's derivative instruments outstanding as of Aug. 31, 2010, and Aug. 31, 2009, were as follows:

	Balance Sheet Location	Fair Value
		As of Aug. 31,
(Dollars in millions)		2010	2009
Asset Derivatives:
Derivatives designated as hedges:
Foreign exchange contracts	Miscellaneous receivables	$23	$14
Foreign exchange contracts	Other assets	—	13
Commodity contracts	Other current assets(1)	12	1
Commodity contracts	Other assets(1)	4	1
Interest rate contracts	Other assets	—	14
Total derivatives designated as hedges		39	43
Derivatives not designated as hedges:
Foreign exchange contracts	Miscellaneous receivables	3	7
Commodity contracts	Trade receivables, net	5	—
Total derivatives not designated as hedges		8	7
Total Asset Derivatives		$47	$50
Liability Derivatives:
Derivatives designated as hedges:
Foreign exchange contracts	Miscellaneous short-term accruals	$—	$10
Commodity contracts	Other current assets(1)	—	85
Commodity contracts	Other assets(1)	—	7
Commodity contracts	Miscellaneous short-term accruals	14	19
Commodity contracts	Other liabilities	8	12
Interest rate contracts	Miscellaneous short-term accruals	11	—
Interest rate contracts	Other liabilities	28	—
Total derivatives designated as hedges		61	133
Derivatives not designated as hedges:
Foreign exchange contracts	Miscellaneous short-term accruals	5	27
Commodity contracts	Trade receivables, net	4	—
Commodity contracts	Other current assets	—	1
Commodity contracts	Miscellaneous short-term accruals	9	—
Total derivatives not designated as hedges		18	28
Total Liability Derivatives		$79	$161

(1)       As allowed by the Derivatives and Hedging topic of the ASC, certain corn and soybean commodity derivative assets and liabilities have been offset by cash collateral due and paid under a master netting arrangement. Therefore, these commodity contracts that are in an asset or liability position are included in asset accounts within the Statements of Consolidated Financial Position. See Note 15 — Fair Value Measurements — for a reconciliation to amounts reported in the Statements of Consolidated Financial Position as of Aug. 31, 2010, and Aug. 31, 2009.

The gains and losses on the company's derivative instruments were as follows:

	Amount of Gain (Loss)
	Recognized in AOCL(1)			Amount of Gain (Loss)
	(Effective Portion)			Recognized in Income(2)(3)
	Year Ended Aug. 31,			Year Ended Aug. 31,			Income Statement Classification
(Dollars in millions)	2010	2009	2008	2010	2009	2008
Derivatives Designated as Hedges:
Fair value hedges:
Commodity contracts(4)				$6	$(9)	$(17)	Cost of goods sold
Cash flow hedges:
Foreign exchange contracts	$(12)	$34	$2	(5)	35	(15)	Net sales
Foreign exchange contracts	19	40	(4)	18	32	(18)	Cost of goods sold
Commodity contracts	43	(243)	133	(94)	23	39	Cost of goods sold
Interest rate contracts	(53)	14	(47)	(6)	(6)	(4)	Interest expense
Net investment hedges:
Foreign exchange contracts	(3)	21	(127)	—	—	—	N/A(5)
Total Derivatives Designated as Hedges	(6)	(134)	(43)	(81)	75	(15)
Derivatives Not Designated as Hedges:
Foreign exchange contracts(6)				(46)	(140)	71	Other expense, net
Commodity contracts				(10)	—	—	Net sales
Commodity contracts				(1)	14	(1)	Cost of goods sold
Commodity contracts				(2)	—	—	Other expense, net
Total Derivatives Not Designated as Hedges				(59)	(126)	70
Total Derivatives	$(6)	$(134)	$(43)	$(140)	$(51)	$55

(1)       Accumulated other comprehensive loss (AOCL).

(2)       For derivatives designated as cash flow and net investment hedges under the Derivatives and Hedging topic of the ASC, this represents the effective portion of the gain (loss) reclassified from AOCL into income during the period.

(3)       Gain or loss on commodity cash flow hedges includes a gain of  $1 million, a loss of  $3 million and a gain of  $3 million from ineffectiveness for fiscal years 2010, 2009 and 2008, respectively. Additionally, the gain or loss on commodity cash flow hedges includes a loss from discontinued hedges of  $29 million for fiscal year 2010. There were no hedges discontinued in fiscal years 2009 or 2008. No gains or losses were excluded from the assessment of hedge effectiveness during fiscal years 2010, 2009 or 2008.

(4)       Gain or loss on commodity fair value hedges was offset by a loss of  $11 million, a gain of  $8 million and a gain of  $15 million on the underlying hedged inventory during fiscal years 2010, 2009 and 2008, respectively. A loss of  $5 million,  $1 million and  $2 million during fiscal years 2010, 2009 and 2008, respectively, was included in cost of goods sold due to ineffectiveness.

(5)       Gain or loss would be reclassified into income only during the period in which the hedged net investment was sold or liquidated.

(6)       Gain or loss on foreign exchange contracts not designated as hedges was offset by a foreign currency transaction gain of  $14 million, a gain of  $25 million and a loss of  $76 million during fiscal years 2010, 2009 and 2008, respectively.

Most of the company's outstanding foreign currency derivatives are covered by International Swap Dealers' Association (ISDA) Master Agreements with the counterparties. There are no requirements to post collateral under these agreements. However, should Monsanto's credit rating fall below a specified rating immediately following the merger of Monsanto with another entity, the counterparty may require all outstanding derivatives under the ISDA Master Agreement to be settled immediately at current market value, which equals carrying value. Foreign currency derivatives that are not covered by ISDA Master Agreements do not have credit-risk-related contingent provisions. Most of Monsanto's outstanding commodity derivatives are listed commodity futures, and the company is required by the relevant commodity exchange to post collateral each day to cover the change in the fair value of these futures. Non-exchange-traded commodity derivatives are covered by the aforementioned ISDA Master Agreements and are subject to the same credit-risk-related contingent provisions, as are the company's interest rate derivatives. The aggregate fair value of all derivative instruments under ISDA Master Agreements in a liability position was  $64 million on Aug. 31, 2010, and  $43 million on Aug. 31, 2009, which is the amount that would be required for settlement if the credit-risk-related contingent provisions underlying these agreements were triggered.

Credit Risk Management

Monsanto invests its excess cash in deposits with major banks or money market funds throughout the world in high-quality short-term debt instruments. Such investments are made only in instruments issued or enhanced by high-quality institutions. As of Aug. 31, 2010, and Aug. 31, 2009, the company had no financial instruments that represented a significant concentration of credit risk. Limited amounts are invested in any single institution to minimize risk. The company has not incurred any credit risk losses related to those investments.

The company sells a broad range of agricultural products to a diverse group of customers throughout the world. In the United States, the company makes substantial sales to relatively few large wholesale customers. The company's business is highly seasonal, and it is subject to weather conditions that affect commodity prices and seed yields. Credit limits, ongoing credit evaluation, and account monitoring procedures are used to minimize the risk of loss. Collateral or credit insurance is obtained when it is deemed appropriate by the company.

Monsanto regularly evaluates its business practices to minimize its credit risk. During fiscal years 2010, 2009 and 2008, the company engaged multiple banks primarily in the United States, Argentina, Brazil and Europe in the development of customer financing programs. For further information on these programs, see Note 7 — Customer Financing Programs.

POSTRETIREMENT BENEFITS - PENSIONS	12 Months Ended
Aug. 31, 2010
POSTRETIREMENT BENEFITS-PENSIONS [Abstract]
POSTRETIREMENT BENEFITS-PENSIONS

NOTE 17.        POSTRETIREMENT BENEFITS — PENSIONS

Most of Monsanto's U.S. employees are covered by noncontributory pension plans sponsored by the company. Pension benefits are based on an employee's years of service and compensation level. Funded pension plans in the United States and outside the United States were funded in accordance with the company's long-range projections of the plans' financial condition. These projections took into account benefits earned and expected to be earned, anticipated returns on pension plan assets, and income tax and other regulations.

Components of Net Periodic Benefit Cost

Total pension cost for Monsanto employees included in the Statements of Consolidated Operations was  $85 million,  $80 million and  $68 million in fiscal years 2010, 2009, and 2008, respectively. The information that follows relates to all of the pension plans in which Monsanto employees participated. The components of pension cost for these plans were:

	Year Ended Aug. 31, 2010			Year Ended Aug. 31, 2009			Year Ended Aug. 31, 2008
		Outside the			Outside the			Outside the
(Dollars in millions)	U.S.	U.S.	Total	U.S.	U.S.	Total	U.S.	U.S.	Total
Service Cost for Benefits Earned
During the Year	$49	$6	$55	$45	$7	$52	$39	$6	$45
Interest Cost on Benefit Obligation	91	14	105	100	15	115	94	15	109
Assumed Return on Plan Assets	(118)	(15)	(133)	(109)	(17)	(126)	(108)	(18)	(126)
Amortization of Unrecognized Net Loss	52	4	56	35	3	38	37	3	40
Curtailment and Settlement Charge (Gain)	3	(1)	2	—	1	1	—	—	—
Total Net Periodic Benefit Cost	$77	$8	$85	$71	$9	$80	$62	$6	$68

The other changes in plan assets and benefit obligations recognized in accumulated other comprehensive loss for the year ended Aug. 31, 2010, were:

		Outside the
(Dollars in millions)	U.S.	U.S.	Total
Current Year Actuarial Loss	$198	$29	$227
Recognition of Actuarial (Loss)	(52)	(10)	(62)
Current Year Prior Service (Credit) Cost	(3)	1	(2)
Recognition of Prior Service Credit (Cost)	(2)	2	—
Effect of Foreign Currency Translation Adjustments	—	(8)	(8)
Total Recognized in Accumulated Other Comprehensive Loss	$141	$14	$155

The following assumptions, calculated on a weighted-average basis, were used to determine pension costs for the principal plans in which Monsanto employees participated:

	Year Ended		Year Ended		Year Ended
	Aug. 31, 2010		Aug. 31, 2009		Aug. 31, 2008
	U.S.	Outside the U.S.	U.S.	Outside the U.S.	U.S.	Outside the U.S.

Discount Rate	0.053%	0.0554%	0.065%	0.0584%	0.0605%	0.0548%
Assumed Long-Term Rate of Return on Assets	0.0775%	0.0663%	0.08%	0.0709%	0.0825%	0.0705%
Annual Rates of Salary Increase
(for plans that base benefits on final compensation level)	0.0245%	0.0404%	0.0425%	0.0414%	0.043%	0.0328%

Obligations and Funded Status

Monsanto uses a measurement date of August 31 for its pension plans. The funded status of the pension plans as of Aug. 31, 2010, and Aug. 31, 2009, was as follows:

	U.S.		Outside the U.S.		Total
	Year Ended Aug. 31,		Year Ended Aug. 31,		Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2010	2009	2010	2009
Change in Benefit Obligation:
Benefit obligation at beginning of period	$1,744	$1,569	$307	$309	$2,051	$1,878
Service cost	49	45	6	7	55	52
Interest cost	91	100	14	15	105	115
Plan participants’ contributions	—	—	1	1	1	1
Plan amendments	(3)	—	1	—	(2)	—
Actuarial loss	210	145	32	6	242	151
Benefits paid	(138)	(115)	(23)	(16)	(161)	(131)
Special termination benefits	—	—	1	—	1	—
Settlements / curtailments	(3)	—	(6)	(2)	(9)	(2)
Currency loss	—	—	(26)	(13)	(26)	(13)
Other	—	—	12	—	12	—
Benefit Obligation at End of Period	$1,950	$1,744	$319	$307	$2,269	$2,051
Change in Plan Assets:
Fair value of plan assets at beginning of period	$1,281	$1,319	$235	$241	$1,516	$1,560
Actual (loss) gain on plan assets	126	(99)	25	4	151	(95)
Employer contribution(1)	114	176	19	11	133	187
Plan participants’ contributions	—	—	1	2	1	2
Benefits paid(1)	(138)	(115)	(23)	(16)	(161)	(131)
Currency loss	—	—	(22)	(10)	(22)	(10)
Other	—	—	8	3	8	3
Plan Assets at End of Period	$1,383	$1,281	$243	$235	$1,626	$1,516
Net Amount Recognized	$567	$463	$76	$72	$643	$535

  Employer contributions and benefits paid include  $12 million and  $7 million paid from employer assets for unfunded plans in fiscal years 2010 and 2009, respectively.

Weighted-average assumptions used to determine benefit obligations as of Aug. 31, 2010, and Aug. 31, 2009, were as follows:

	U.S.		Outside the U.S.
	Year Ended Aug. 31,		Year Ended Aug. 31,
	2010	2009	2010	2009
Discount Rate	0.0435%	0.053%	0.0425%	0.0554%
Rate of Compensation Increase	0.04%	0.0245%	0.0379%	0.0404%

Fiscal year 2011 pension expense, which will be determined using assumptions as of Aug. 31, 2010, is expected to increase compared with fiscal year 2010 expense. The company decreased its discount rate assumption as of Aug. 31, 2010, to reflect current economic conditions of market interest rates.

The U.S. accumulated benefit obligation (ABO) was  $1.8 billion and  $1.7 billion as of Aug. 31, 2010, and Aug. 31, 2009, respectively. The ABO for plans outside of the United States was  $268 million and  $244 million as of Aug. 31, 2010, and Aug. 31, 2009, respectively.

The projected benefit obligation (PBO), ABO, and the fair value of the plan assets for pension plans with PBOs in excess of plan assets as of Aug. 31, 2010, and Aug. 31, 2009, were as follows:

	U.S.		Outside the U.S.		Total
	As of Aug. 31,		As of Aug. 31,		As of Aug. 31,
(Dollars in millions)	2010	2009	2010	2009	2010	2009
PBO	$1,950	$1,744	$283	$260	$2,233	$2,004
ABO	1,848	1,683	260	230	2,108	1,913
Fair Value of Plan Assets with PBOs in Excess of Plan Assets	1,383	1,281	226	206	1,609	1,487

The PBO, ABO, and the fair value of the plan assets for pension plans with ABOs in excess of plan assets as of Aug. 31, 2010, and Aug. 31, 2009, were as follows:

	U.S.		Outside the U.S.		Total
	As of Aug. 31,		As of Aug. 31,		As of Aug. 31,
(Dollars in millions)	2010	2009	2010	2009	2010	2009
PBO	$1,950	$1,744	$168	$165	$2,118	$1,909
ABO	1,848	1,683	157	142	2,005	1,825
Fair Value of Plan Assets with ABOs in Excess of Plan Assets	1,383	1,281	118	113	1,501	1,394

As of Aug. 31, 2010, and Aug. 31, 2009, amounts recognized in the Statements of Consolidated Financial Position were included in the following balance sheet accounts:

Net Amount Recognized

	U.S.		Outside the U.S.		Total
	As of Aug. 31,		As of Aug. 31,		As of Aug. 31,
(Dollars in millions)	2010	2009	2010	2009	2010	2009
Miscellaneous Short-Term Accruals	$4	$4	$6	$8	$10	$12
Postretirement Liabilities	563	459	76	75	639	534
Other Assets	—	—	(6)	(11)	(6)	(11)
Net Liability Recognized	$567	$463	$76	$72	$643	$535

The following table provides a summary of the pretax components of the amount recognized in accumulated other comprehensive loss:

	U.S.		Outside the U.S.		Total
	As of Aug. 31,		As of Aug. 31,		As of Aug. 31,
(Dollars in millions)	2010	2009	2010	2009	2010	2009
Net Loss	$921	$775	$75	$64	$996	$839
Prior Service Cost (Credit)	1	6	1	(2)	2	4
Total	$922	$781	$76	$62	$998	$843

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are  $76 million and  $1 million, respectively.

Plan Assets

U.S. Plans: The asset allocations for Monsanto's U.S. pension plans as of Aug. 31, 2010, and Aug. 31, 2009, and the target allocation range for fiscal year 2011, by asset category, follow. The fair value of assets for these plans was  $1.4 billion and  $1.3 billion as of Aug. 31, 2010, and Aug. 31, 2009, respectively.

	Target	Percentage of Plan Assets
	Allocation	As of Aug. 31,
Asset Category	2011	2010	2009
Equity Securities	50-60%	0.587%	0.595%
Debt Securities	35-45%	0.334%	0.283%
Real Estate	2-8%	0.029%	0.033%
Other	0-3%	0.05%	0.089%
Total		1.0%	1.0%

The expected long-term rate of return on these plan assets was 7.75 percent in fiscal year 2010, 8.0 percent in fiscal year 2009, and 8.25 percent in fiscal year 2008. The expected long-term rate of return on plan assets is based on historical and projected rates of return for current and planned asset classes in the plan's investment portfolio. Assumed projected rates of return for each asset class were selected after analyzing historical experience and future expectations of the returns and volatility of the various asset classes. The overall expected rate of return for the portfolio is based on the target asset allocation for each asset class and adjusted for historical and expected experience of active portfolio management results compared to benchmark returns and the effect of expenses paid for plan assets.

The general principles guiding investment of U.S. pension plan assets are embodied in the Employee Retirement Income Security Act of 1974 (ERISA). These principles include discharging the company's investment responsibilities for the exclusive benefit of plan participants and in accordance with the “prudent expert” standards and other ERISA rules and regulations. Investment objectives for the company's U.S. pension plan assets are to optimize the long-term return on plan assets while maintaining an acceptable level of risk, to diversify assets among asset classes and investment styles, and to maintain a long-term focus.

The plan's investment fiduciaries are responsible for selecting investment managers, commissioning periodic asset/liability studies, setting asset allocation targets, and monitoring asset allocation and investment performance. The company's pension investment professionals have discretion to manage assets within established asset allocation ranges approved by the plan fiduciaries.

Late in 2010, an asset/liability study was conducted to determine the optimal strategic asset allocation to meet the plan's projected long-term benefit obligations and desired funded status. The target asset allocation resulting from the asset/liability study is outlined in the previous table.

Plans Outside the United States: The weighted-average asset allocation for Monsanto's pension plans outside of the United States as of Aug. 31, 2010, and Aug. 31, 2009, and the weighted-average target allocation for fiscal year 2011, by asset category, follow. The fair value of plan assets for these plans was  $243 million and  $235 million as of Aug. 31, 2010, and Aug. 31, 2009, respectively.

	Target	Percentage of Plan Assets
	Allocation (1)	As of Aug. 31,
Asset Category	2011	2010	2009
Equity Securities	0.37%	0.306%	0.329%
Debt Securities	0.57%	0.545%	0.596%
Other	0.06%	0.149%	0.075%
Total		1.0%	1.0%

(1)        Monsanto's plans outside the United States have a wide range of target allocations, and therefore the 2011 target allocations shown above reflect a weighted-average calculation of the target allocations of each of the plans.

The weighted-average expected long-term rate of return on the plans' assets was 6.6 percent in fiscal year 2010 and 7.1 percent in fiscal years 2009 and 2008. Determination of the expected long-term rate of return for plans outside the United States is consistent with the U.S. methodology.

Fair Value Measurements

U.S. Plans: The fair values of our U.S. defined benefit pension plan investments as of Aug. 31, 2010, by asset category, are as follows:

	Fair Value Measurements at Aug. 31, 2010 Using
				Cash
				Collateral	Balance as of
(Dollars in millions)	Level 1	Level 2	Level 3	Offset(1)	Aug. 31, 2010
Investments at Fair Value:
Cash and Cash Equivalents	$14	$—	$—	$—	$14
Debt Securities:
U.S. government debt	—	159	—	—	159
U.S. agency debt	—	8	—	—	8
U.S. state and municipal debt	—	8	—	—	8
U.S. corporate debt	—	130	—	—	130
Foreign corporate debt	—	37	—	—	37
Other debt securities	—	15	—	—	15
Common and Preferred Stock:
Domestic small capitalization	50	—	—	—	50
Domestic large capitalization	223	—	—	—	223
International:
Developed markets	170	—	—	—	170
Emerging markets	34	1	—	—	35
Private Equity Investments	—	—	57	—	57
Partnership and Joint Venture Interests	—	—	36	—	36
Real Estate Investments	—	—	40	—	40
Interest in Pooled Funds:
Cash and cash equivalents funds	—	115	—	—	115
Common and preferred stock funds	—	168	—	—	168
Corporate debt funds	—	71	—	—	71
Mortgage-Backed securities funds	—	7	—	—	7
Interest in Pooled Collateral Fund Held Under
Securities Lending Agreement	—	168	—	—	168
Derivatives:
Equity index futures	5	—	—	(5)	—
Common and preferred stock sold short	—	(21)	—	21	—
Total Investments at Fair Value	$496	$866	$133	$16	$1,511

  Futures derivative assets and common and preferred stock sold short have been offset by cash collateral held by the counterparty.

The following table summarizes the changes in fair value of the Level 3 investments as of Aug. 31, 2010.

(Dollars in millions)
Balance Sept. 1, 2009	$121
Purchases, sales, issuances, settlements and payments received	(1)
Unrealized loss in investments	13
Balance Aug. 31, 2010	$133

The following table reconciles the investments at fair value to the plan assets as of Aug. 31, 2010.

(Dollars in millions)
Total Investments at Fair Value	$1,511
Liability to return collateral held under securities lending agreement	(168)
Non-interest bearing cash	1
Accrued income / expense	4
Other receivables and payables	35
Plan Assets at the End of the Period	$1,383

In managing the plan assets, Monsanto reviews and manages risk associated with funded status risk, market risk, liquidity risk and operational risk. Asset allocation determined in light of the plans' liability characteristics and asset class diversification are central to the company's risk management approach and are integral to the overall investment strategy. Further mitigation of asset class risk is achieved by investment style, investment strategy and investment management firm diversification. Investment guidelines are included in all investment management agreements with investment management firms managing publicly traded equities and fixed income accounts for the plan.

Plans Outside the United States: The fair values of our defined benefit pension plan investments outside of the United States as of Aug. 31, 2010, by asset category, are as follows:

	Fair Value Measurements at Aug. 31, 2010 Using

1,000				Balance as of
(Dollars in millions)	Level 1	Level 2	Level 3	Aug. 31, 2010
Cash and Cash Equivalents	$13	$—	$—	$13
Debt Securities Foreign Government Debt	—	13	—	13
Common and Preferred stock:
Domestic large capitalization	21	—	—	21
International	28	—	—	28
Insurance Backed Securities	1	—	11	12
Interest in Pooled Funds:
Common and preferred stock funds	—	96	—	96
Government debt funds	—	1	—	1
Corporate debt funds	—	57	—	57
Total Investments at Fair Value	$63	$167	$11	$241

The following table summarizes the changes in fair value of the Level 3 investments as of Aug. 31, 2010.

(Dollars in millions)
Balance Sept. 1, 2009	$6
Purchases, sales, issuances, settlements and payments received	5
Unrealized loss in investments	—
Balance Aug. 31, 2010	$11

The following table reconciles the investments at fair value to the plan asset as of Aug. 31, 2010.

(Dollars in millions)
Total Investments at Fair Value	$241
Non-interest bearing cash	1
Other receivables and payables	1
Plan Assets at the End of the Period	$243

In managing the plan assets, risk associated with funded status risk, market risk, liquidity risk and operational risk is considered. The design of a plan's overall investment strategy will take into consideration one or more of the following elements: a plan's liability characteristics, diversification across assets classes, diversification within assets classes and investment management firm diversification. Investment policies consistent with the plan's overall investment strategy are established.

For assets that are measured using quoted prices in active markets, the total fair value is the published market price per unit multiplied by the number of units held without consideration of transaction costs, which have been determined to be immaterial. Assets that are measured using significant other observable inputs are primarily valued by reference to quoted prices of markets that are not active. The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying value of cash represents fair value as it consists of actual currency, and is classified as level 1.

Debt securities: Debt securities consist of U.S. and foreign corporate credit, U.S. and foreign government issues (including related agency debentures and mortgages), U.S. state and municipal securities, and U.S. term bank loans. Debt securities are generally priced by institutional bids, which reflect estimated values based on underlying model frameworks at various dealers and vendors, or are formally listed on exchanges, where dealers exchange bid and ask offers to arrive at most executed transaction prices. Term bank loans are priced in a similar fashion to corporate debt securities. All debt securities included in the plans are classified as Level 2.

Common and preferred stock: The plans' common and preferred stock primarily consists of investments in listed U.S. and international company stock. Most stock investments are valued using quoted prices from the various public markets. Most equity securities trade on formal exchanges, both domestic and foreign (e.g., NYSE, NASDAQ, LSE), and can be accurately described as active markets. The observable valuation inputs are unadjusted quoted prices that represent active market trades, and are classified as Level 1. Some common and preferred stock holdings are not listed on established exchanges or actively traded inputs to determine their values are obtainable from public sources, and are thus classified as Level 2.

Private equity investments: The U.S. plan invests in private equity, which as an asset class is generally characterized as requiring long-term commitments where liquidity is typically limited. Therefore, private equity does not have an actively traded market with readily observable prices. Valuations depend on a variety of proprietary model methodologies, some of which may be derived from publicly available sources. However, there are also material inputs that are not readily observable, and that require subjective assessments. All private equity investments are classified as Level 3.

Partnership and joint venture interests: The U.S. plan invests in these investments which include interests in two limited partnership funds which are considered absolute return funds in which the manager takes long and short positions to generate returns. While most individual securities in these strategies would fall under level 1 or level 2 if held individually, the lack of available quotes and unique structure of the funds cause these to be classified as level 3.

Real estate investments: The U.S. plan invests in U.S. real estate through indirect ownership entities, which are structured as limited partnerships or private real estate investment trusts (REITs). Real estate investments are generally illiquid long-term assets valued in large part using inputs not readily observable in the public markets. There are no formal listed markets for either the funds' underlying commercial properties, or for shares in any given fund. All real estate investments are classified as Level 3.

Interest in pooled funds: Investments are structured as commingled pools, or funds. These funds are comprised of other broad asset category types, such as equity and debt securities, derivatives and cash and equivalents. The underlying holdings are all based on unadjusted quoted market prices in an active exchange market, and the total fund value can be ascertained from readily available market data. However, because there are no publicly available market quotes for the pooled funds themselves, all pooled funds are classified as Level 2.

Derivatives: The U.S. plan is permitted to use financial derivative instruments to hedge certain risks and for investment purposes. The plan enters into futures contracts in the normal course of its investing activities to manage market risk associated with the plan's equity and fixed income investments and to achieve overall investment portfolio objectives. The credit risk associated with these contracts is minimal as they are traded on organized exchanges and settled daily. Exchange-traded equity index and interest rate futures are measured at fair value using quoted market prices making them qualify as Level 1 investments. The notional value of all derivatives was  $154 million as of Aug. 31, 2010.

The U.S. plan also holds listed common and preferred stock short sale positions, which involves a counterparty arrangement with a prime broker. The existence of the prime broker counter-party relationship introduces the possibility that short sale market values may need to be adjusted to reflect any counter-party risk, however no such adjustment was required as of Aug. 31, 2010. Therefore, the short positions have been classified as Level 2. The notional value of the short position derivatives was  $23 million as of Aug. 31, 2010.

Insurance backed securities: Insurance backed securities are contracts held with an insurance company. The fair value of the investments is determined based upon the value of the underlying investments as determined by the insurance company. These investments are classified as Level 3.

Collateral held under securities lending agreement: The U.S. plan participates in a securities lending program through Northern Trust. Securities loaned are fully collateralized by cash and U.S. government securities. Because the collateral pool itself lacks a formal public market and price quotes, it is classified as Level 2.

Expected Cash Flows

Information about the expected cash flows for the pension plans follows:

	U.S.	Outside the
(Dollars in millions)		U.S.
Employer Contributions 2011	$34	$11
Benefit Payments
2011	164	17
2012	151	17
2013	151	22
2014	153	20
2015	153	21
2016-2020	773	99

The company may contribute additional amounts to the plans depending on the level of future contributions required.

POSTRETIREMENT BENEFITS - HEALTH CARE AND OTHER POSTEMPLOYMENT BENEFITS	12 Months Ended
Aug. 31, 2010
POSTRETIREMENT BENEFITS - HEALTH CARE AND OTHER POSTEMPLOYMENT BENEFITS [Abstract]
POSTRETIREMENT BENEFITS - HEALTH CARE AND OTHER POSTEMPLOYMENT BENEFITS

NOTE 18.        POSTRETIREMENT BENEFITS — HEALTH CARE AND OTHER POSTEMPLOYMENT BENEFITS

Monsanto-Sponsored Plans

Substantially all regular full-time U.S. employees hired prior to May 1, 2002, and certain employees in other countries become eligible for company-subsidized postretirement health care benefits if they reach retirement age while employed by Monsanto and have the requisite service history. Employees who retired from Monsanto prior to Jan. 1, 2003, were eligible for retiree life insurance benefits. These postretirement benefits are unfunded and are generally based on the employees' years of service or compensation levels, or both. The costs of postretirement benefits are accrued by the date the employees become eligible for the benefits. Total postretirement benefit costs for Monsanto employees and the former employees included in Monsanto's Statements of Consolidated Operations in fiscal years 2010, 2009 and 2008, were  $8 million,  $14 million and  $30 million, respectively.

The following information pertains to the postretirement benefit plans in which Monsanto employees and certain former employees of Pharmacia allocated to Monsanto participated, principally health care plans and life insurance plans. The cost components of these plans were:

	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
Service Cost for Benefits Earned During the Period	$9	$11	$12
Interest Cost on Benefit Obligation	12	17	17
Amortization of Prior Service Cost	(3)	—	—
Amortization of Actuarial Gain	(10)	—	—
Amortization of Unrecognized Net Gain	—	(14)	(3)
Settlement Charge	—	—	4
Total Net Periodic Benefit Cost	$8	$14	$30

The other changes in plan assets and benefit obligations recognized in accumulated other comprehensive loss for the year ended Aug. 31, 2010, were:

	Year Ended Aug. 31
(Dollars in millions)	2010	2009
Net Loss (Gain)	$21	$(17)
Amortization of Prior Service Cost	1	1
Amortization of Loss	11	13
Total Recognized in Accumulated Other Comprehensive Loss (Income)	$33	$(3)

The following assumptions, calculated on a weighted-average basis, were used to determine the postretirement costs for the principal plans in which Monsanto employees participated:

	Year Ended Aug. 31,
	2010	2009	2008
Discount Rate	0.053%	0.065%	0.0605%
Initial Trend Rate for Health Care Costs	0.06%	0.065%	0.07%
Ultimate Trend Rate for Health Care Costs	0.05%	0.05%	0.05%

A 6 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2010. This assumption is consistent with the plans' recent experience and expectations of future growth. It is assumed that the rate will decrease gradually to 5 percent for 2012 and remain at that level thereafter. Assumed health care cost trend rates have an effect on the amounts reported for the health care plans. A 1 percentage-point change in assumed health care cost trend rates would have the following effects:

(Dollars in millions)	1 Percentage-Point Increase	1 Percentage-Point Decrease
Effect on Total of Service and Interest Cost	$1	$(1)
Effect on Postretirement Benefit Obligation	$1	$(1)

Monsanto uses a measurement date of August 31 for its other postretirement benefit plans. The status of the postretirement health care, life insurance, and employee disability benefit plans in which Monsanto employees participated was as follows for the periods indicated:

	Year Ended Aug. 31,
(Dollars in millions)	2010	2009
Change in Benefit Obligation:
Benefit obligation at beginning of period	$248	$261
Service cost	9	11
Interest cost	12	17
Actuarial loss (gain)	21	(18)
Plan participant contributions	3	3
Plan amendments	(2)	—
Medicare Part D subsidy receipts	2	1
Benefits paid(1)	(29)	(27)
Benefit Obligation at End of Period	$264	$248

(1)        Benefits paid under the other postretirement benefit plans include  $29 million and  $27 million from employer assets in fiscal years 2010 and 2009, respectively.

Weighted-average assumptions used to determine benefit obligations as of Aug. 31, 2010, and Aug. 31, 2009, were as follows:

	Year Ended Aug. 31,
	2010	2009
Discount Rate Postretirement	0.041%	0.053%
Discount Rate Postemployment	0.023%	0.035%
Initial Trend Rate for Health Care Costs(1)	0.07%	0.06%
Ultimate Trend Rate for Health Care Costs	0.05%	0.05%

(1)        As of Aug. 31, 2010, this rate is assumed to decrease gradually to 5 percent for 2017 and remain at that level thereafter.

As of Aug. 31, 2010, and Aug. 31, 2009, amounts recognized in the Statements of Consolidated Financial Position were as follows:

	As of Aug. 31,
(Dollars in millions)	2010	2009
Miscellaneous Short-Term Accruals	$25	$26
Postretirement Liabilities	239	222

Asset allocation is not applicable to the company's other postretirement benefit plans because these plans are unfunded.

The following table provides a summary of the pretax components of the amount recognized in accumulated other comprehensive loss:

	Year Ended Aug. 31,
(Dollars in millions)	2010	2009
Net (Loss) Gain	$(1)	$31
Prior Service Credit	4	5
Total	$3	$36

The estimated net gain or loss and prior service credit for the defined benefit postretirement plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are  $1 million, respectively.

Expected Cash Flows

Information about the expected cash flows for the other postretirement benefit plans follows:

(Dollars in millions)	U.S.
Employer Contributions 2011	$26
Benefit Payments(1)
2011	26
2012	27
2013	27
2014	27
2015	27
2016-2020	115

(1)       Benefit payments are net of expected federal subsidy receipts related to prescription drug benefits granted under the Medicare Prescription Drug, Improvement and Modernization Act of 2003, which are estimated to be  $2 million through 2013.

Expected contributions include other postretirement benefits of  $26 million to be paid from employer assets in fiscal year 2011. Total benefits expected to be paid include both the company's share of the benefit cost and the participants' share of the cost, which is funded by participant contributions to the plan.

Other Sponsored Plans

Other plans are offered to certain eligible employees. There is an accrual of  $43 million and  $37 million as of Aug. 31, 2010, and Aug. 31, 2009, respectively, in the Statements of Consolidated Financial Position for anticipated payments to employees who have retired or terminated their employment.

EMPLOYEE SAVINGS PLANS	12 Months Ended
Aug. 31, 2010
EMPLOYEE SAVINGS PLANS [Abstract]
EMPLOYEE SAVINGS PLANS

NOTE 19.        EMPLOYEE SAVINGS PLANS

Monsanto-Sponsored Plans

The U.S. tax-qualified Monsanto Savings and Investment Plan (Monsanto SIP) was established in June 2001 as a successor to a portion of the Pharmacia Corporation Savings and Investment Plan. The Monsanto SIP is a defined contribution profit-sharing plan with an individual account for each participant. Employees who are 18 years of age or older are generally eligible to participate in the plan. The Monsanto SIP provides for voluntary contributions, generally ranging from 1 percent to 25 percent of an employee's eligible pay. Monsanto matches employee contributions to the plan with shares released from the leveraged employee stock ownership plan (Monsanto ESOP). The Monsanto ESOP is leveraged by debt due to Monsanto. The debt, which was  $4 million as of Aug. 31, 2010, is repaid primarily through company contributions and dividends paid on Monsanto common stock held in the ESOP. The Monsanto ESOP debt was restructured in December 2004 to level out the future allocation of stock in an impartial manner intended to ensure equitable treatment for and generally to be in the best interests of current and future plan participants consistent with the level of benefits that Monsanto intended for the plan to provide to participants. To that end, the terms of the restructuring were determined pursuant to an arm's length negotiation between Monsanto and an independent trust company as fiduciary for the plan. In this role, the independent fiduciary determined that the restructuring, including certain financial commitments and enhancements that were or will be made in the future by Monsanto to benefit participants and beneficiaries of the plan, including the increased diversification rights that were provided to certain participants, was completed in accordance with the best interests of plan participants. As a result of these enhancements related to the 2004 restructuring, a liability of  $51 million and  $47 million was included in other liabilities in the Statements of Consolidated Financial Position as of Aug. 31, 2010, and Aug. 31, 2009, respectively, to reflect the 2004 ESOP enhancements.

The Monsanto ESOP debt was again restructured in November 2008. The terms of the restructuring were determined pursuant to an arm's length negotiation between Monsanto and an independent trust company as fiduciary for the plan. In this role, the independent fiduciary determined that the restructuring, including certain financial commitments and enhancements that were or will be made in the future by Monsanto to benefit participants and beneficiaries of the plan, was in the best interests of participants in the plan's ESOP component. As a result of these enhancements related to the 2008 ESOP restructuring, Monsanto committed to funding an additional  $8 million to the plan, above the number of shares currently scheduled for release under the restructured debt schedule. Pursuant to the agreement, a  $4 million Special Allocation was allocated proportionately to eligible participants in May 2009 and funded using plan forfeitures and dividends on Monsanto common stock held in the ESOP suspense account. As of Aug. 31, 2010, and Aug. 31, 2009, a liability of  $5 million was included in other liabilities in the Statements of Consolidated Financial Position to reflect the 2008 ESOP enhancements.

As of Aug. 31, 2010, the Monsanto ESOP held 7.5 million shares of Monsanto common stock (allocated and unallocated). The unallocated shares of Monsanto common stock held by the ESOP are allocated each year to employee savings accounts as matching contributions in accordance with the terms of the Monsanto SIP. During fiscal year 2010, 0.7 million Monsanto shares were allocated specifically to Monsanto participants, leaving 1.3 million shares of Monsanto common stock remaining in the Monsanto ESOP and unallocated as of Aug. 31, 2010.

Contributions to the plan are required annually in amounts sufficient to fund ESOP debt repayment. Dividends paid on the shares held by the Monsanto ESOP were  $9 million in 2010,  $9 million in 2009 and  $7 million in 2008. These dividends were greater than the cost of the shares allocated to the participants and the Monsanto contributions resulting in total ESOP expense of less than  $1 million in 2010, 2009 and 2008.

Other Sponsored Plans

De Ruiter Seeds Group, B.V. (De Ruiter) maintained a qualified company-sponsored defined contribution savings plan covering eligible employees. Effective Dec. 31, 2009, this plan was frozen. Effective Oct. 1, 2009, De Ruiter employees became eligible to participate in the Monsanto SIP. The assets of the De Ruiter Savings Plan that had been allocated to the participants were transferred to the Monsanto SIP on Dec. 31, 2009.

STOCK-BASED COMPENSATION PLANS	12 Months Ended
Aug. 31, 2010
STOCK-BASED COMPENSATION PLANS [Abstract]
STOCK-BASED COMPENSATION PLANS

NOTE 20.        STOCK-BASED COMPENSATION PLANS

Stock-based compensation expense of  $105 million,  $131 million and  $90 million was recognized under Compensation – Stock Compensation topic of the ASC in fiscal years 2010, 2009 and 2008, respectively. Stock-based compensation expense recognized during the period is based on the value of the portion of share-based payment awards that are ultimately expected to vest. Compensation cost capitalized as part of inventory was  $8 million,  $7 million, and  $5 million as of Aug. 31, 2010, Aug. 31, 2009, and Aug. 31, 2008. Compensation – Stock Compensation topic of the ASC requires that excess tax benefits be reported as a financing cash inflow rather than as a reduction of taxes paid, which is included within operating cash flows. Monsanto's income taxes currently payable have been reduced by the tax benefits from employee stock option exercises. The excess tax benefits were recorded as an increase to additional paid-in capital. The following table shows the components of stock-based compensation in the Statements of Consolidated Operations and Statements of Consolidated Cash Flows.

	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
Cost of Goods Sold	$(16)	$(21)	$(9)
Selling, General and Administrative Expenses	(61)	(72)	(63)
Research and Development Expenses	(24)	(23)	(18)
Restructuring Charges	(4)	(15)	—
Total Stock-Based Compensation Expense Included in Operating Expenses	(105)	(131)	(90)

Loss from Continuing Operations Before Income Taxes	(105)	(131)	(90)
Income Tax Benefit	36	45	32
Net Loss	$(69)	$(86)	$(58)
Basic Loss per Share	$(0.13)	$(0.16)	$(0.11)
Diluted Loss per Share	$(0.13)	$(0.15)	$(0.10)
Net Cash Required by Operating Activities	$(43)	$(35)	$(198)
Net Cash Provided by Financing Activities	$43	$35	$198

Plan Descriptions: Share-based awards are designed to reward employees for their long-term contributions to the company and to provide incentives for them to remain with the company. Monsanto issues stock option awards, time-based restricted stock, restricted stock units and restricted stock units with performance conditions under three stock plans. Under the Monsanto Company Long-Term Incentive Plan, as amended (LTIP), the company may grant awards to key officers, directors and employees of Monsanto, including stock options, of up to 78.5 million shares of Monsanto common stock. Other employees may be granted options under the Monsanto Company Broad-Based Stock Option Plan (Broad-Based Plan), which permits the granting of a maximum of 5.4 million shares of Monsanto common stock to employees other than officers and other employees subject to special reporting requirements. In January 2005, shareowners approved the Monsanto Company 2005 Long-Term Incentive Plan (2005 LTIP), under which the company may grant awards to key officers, directors and employees of Monsanto, including stock options, of up to 24.0 million shares of Monsanto common stock. Under the LTIP and the 2005 LTIP, the option exercise price equals the fair value of the common stock on the date of grant.

The plans provide that the term of any option granted may not exceed 10 years and that each option may be exercised for such period as may be specified in the terms and conditions of the grant, as approved by the People and Compensation Committee of the board of directors. Generally, the options vest over three years, with one-third of the total award vesting each year. Grants of restricted stock or restricted stock units generally vest at the end of a three-year or five-year service period as specified in the terms and conditions of the grant, as approved by the Chairperson of the People and Compensation Committee of the board of directors. Restricted stock and restricted stock units represent the right to receive a number of shares of stock dependent upon vesting requirements. Vesting is subject to the terms and conditions of the grant, which generally require the employees' continued employment during the designated service period and may also be subject to Monsanto's attainment of specified performance criteria during the designated performance period. Shares related to restricted stock and restricted stock units are released to employees upon satisfaction of all vesting requirements. During fiscal years 2010, 2009 and 2008, Monsanto issued 41,980, 200,060 and 874,900 restricted stock units, respectively, to certain Monsanto employees under a one-time, broad-based program, as approved by the People and Compensation Committee of the board of directors. Compensation expense for stock options, restricted stock and restricted stock units is measured at fair value on the date of grant, net of estimated forfeitures, and recognized over the vesting period of the award.

Certain Monsanto employees outside the United States may receive stock appreciation rights or cash settled restricted stock units as part of Monsanto's stock compensation plans. In addition, certain employees on international assignment may receive phantom stock awards that are based on the value of the company's stock, but paid in cash upon the occurrence of certain events. Stock appreciation rights entitle employees to receive a cash amount determined by the appreciation in the fair value of the company's common stock between the grant date of the award and the date of exercise. Cash settled restricted stock units and phantom stock awards entitle employees to receive a cash amount determined by the fair value of the company's common stock on the vesting date. As of Aug. 31, 2010, the fair value of stock appreciation rights, restricted stock units and phantom stock accounted for as liability awards was less than  $1 million, less than  $1 million and  $1 million, respectively. The fair value is remeasured at the end of each reporting period until exercised, and compensation expense is recognized over the requisite service period in accordance with Compensation-Stock Compensation topic of the ASC. Share-based liabilities paid related to stock appreciation rights were less than  $1 million in each of the fiscal years 2010, 2009 and 2008. Additionally,  $1 million was paid related to phantom stock in each of the fiscal years 2010, 2009 and 2008.

Monsanto also issues share-based awards under the Monsanto Non-Employee Director Equity Incentive Compensation Plan (Director Plan) for directors who are not employees of Monsanto or its affiliates. Under the Director Plan, half of the annual retainer for each nonemployee director is paid in the form of deferred stock — shares of common stock to be delivered at a specified future time. The remainder is payable, at the election of each director, in the form of restricted common stock, deferred common stock, current cash and/or deferred cash. The Director Plan also provides that a nonemployee director will receive a one-time restricted stock grant upon becoming a member of Monsanto's board of directors which is equivalent to the annual retainer divided by the closing stock price on the service commencement date. The restricted stock grant will vest on the third anniversary of the grant date. Awards of deferred stock and restricted stock under the Director Plan are automatically granted under the LTIP as provided for in the Director Plan. The grant date fair value of awards outstanding under the Director Plan was  $13 million as of Aug. 31, 2010. Compensation expense for most awards under the Director Plan is measured at fair value at the date of grant, net of estimated forfeitures, and recognized over the vesting period of the award. There were no share-based liabilities paid under the Director Plan in 2010, 2009 or 2008. Additionally, 290,857 shares of directors' deferred stock related to grants and dividend equivalents received in prior years were vested and outstanding at Aug. 31, 2010.

A summary of the status of Monsanto's stock options for the periods from Sept. 1, 2007, through Aug. 31, 2010, follows:

		Outstanding
		Weighted-Average
	Options	Exercise Price
Balance Outstanding Sept. 1, 2007	23,801,494	$23.27
Granted	2,500,920	87.96
Exercised	(6,190,876)	18.28
Forfeited	(201,162)	68.00
Balance Outstanding Aug. 31, 2008	19,910,376	32.49
Granted	2,852,030	88.96
Exercised	(1,821,983)	21.37
Forfeited	(187,919)	82.39
Balance Outstanding Aug. 31, 2009	20,752,504	40.78
Granted	3,337,920	70.75
Exercised	(2,632,279)	21.14
Forfeited	(459,938)	76.75
Balance Outstanding Aug. 31, 2010	20,998,207	$47.22

Monsanto stock options outstanding as of Aug. 31, 2010, are summarized as follows:

(Dollars in millions, except per share amounts)		Options Outstanding			Options Exercisable
		Weighted-Average				Weighted-Average
		Remaining		Aggregate		Remaining		Aggregate
Range of		Contractual Life	Weighted-Average	Intrinsic		Contractual Life	Weighted-Average	Intrinsic
Exercise Price	Options	(Years)	Exercise Price	Value(1)	Options	(Years)	Exercise Price	Value(1)
$7.32 - $10.00	2,117,521	2.04	$8.54	$93	2,117,521	2.04	$8.54	$93
$10.01- $20.00	1,782,432	3.23	$16.19	$65	1,782,432	3.23	$16.19	$65
$20.01- $30.00	5,784,776	4.63	$25.51	$157	5,784,776	4.63	$25.51	$157
$30.01- $80.00	6,490,257	7.50	$56.88	$30	3,389,996	6.06	$44.21	$30
$80.01- $141.50	4,823,221	7.63	$88.68	$—	2,676,986	7.48	$88.51	$—
	20,998,207	5.83	$47.22	$345	15,751,711	4.92	$36.91	$345

  The aggregate intrinsic value represents the total pretax intrinsic value, based on Monsanto's closing stock price of  $52.65 as of Aug. 31, 2010, which would have been received by the option holders had all option holders exercised their options as of that date.

At Aug. 31, 2010, 20,591,969 nonqualified stock options were vested or expected to vest. The weighted-average remaining contractual life of these stock options was 5.77 years and the weighted-average exercise price was  $46.62 per share. The aggregate intrinsic value of these stock options was  $345 million at Aug. 31, 2010.

The weighted-average grant-date fair value of nonqualified stock options granted during fiscal 2010, 2009 and 2008 was  $24.03,  $37.39 and  $30.04, respectively, per share. The total pretax intrinsic value of options exercised during the fiscal years ended 2010, 2009 and 2008 was  $137 million,  $112 million and  $562 million, respectively. Pretax unrecognized compensation expense for stock options, net of estimated forfeitures, was  $66 million as of Aug. 31, 2010, and will be recognized as expense over a weighted-average remaining vesting period of 1.8 years.

A summary of the status of Monsanto's restricted stock, restricted stock units and directors' deferred stock compensation plans for fiscal year 2010 follows:

		Weighted-Average	Restricted	Weighted-Average	Directors’	Weighted-Average
	Restricted	Grant Date	Stock	Grant Date	Deferred	Grant Date
	Stock	Fair Values	Units	Fair Values	Stock	Fair Value
Nonvested as of Aug. 31, 2009	80,586	$41.79	1,450,827	$113.27	—	—
Granted	—	$—	337,021	$69.57	17,970	$81.94
Vested	35,550	$40.91	269,994	$97.64	17,970	$81.94
Forfeitures	3,066	$48.60	131,083	$99.63	—	—
Nonvested as of Aug. 31, 2010	41,970	$42.04	1,386,771	$106.76	—	—

The weighted-average grant-date fair value of restricted stock granted during fiscal years 2009 and 2008 was  $81.55 and  $131.54, respectively, per share. There were no restricted stock grants in fiscal year 2010. The weighted-average grant-date fair value of restricted stock units granted during fiscal years 2010, 2009 and 2008 was  $69.57,  $82.01 and  $128.13, respectively, per share. The weighted-average grant-date fair value of directors' deferred stock granted during fiscal years 2010, 2009 and 2008 was  $81.94,  $113.13 and  $71.64, respectively, per share. The total fair value of restricted stock that vested during fiscal years 2010, 2009 and 2008 was  $1 million,  $2 million and  $2 million, respectively. The total fair value of restricted stock units that vested during fiscal years 2010, 2009 and 2008 was  $26 million,  $10 million and  $7 million, respectively. The total fair value of directors' deferred stock vested during fiscal years 2010, 2009 and 2008 was  $1 million per year.

Pretax unrecognized compensation expense, net of estimated forfeitures, for nonvested restricted stock and restricted stock units was less than  $1 million and  $55 million, respectively, as of Aug. 31, 2010, which will be recognized as expense over the weighted-average remaining requisite service periods. At Aug. 31, 2010, there was no unrecognized compensation expense related to directors' deferred stock. The weighted-average remaining requisite service periods for nonvested restricted stock and restricted stock units were 1.2 years and 2.3 years, respectively, as of Aug. 31, 2010.

Valuation and Expense Information under Compensation-Stock Compensation topic of the ASC: Monsanto estimates the value of employee stock options on the date of grant using a lattice-binomial model. A lattice-binomial model requires the use of extensive actual employee exercise behavior data and a number of complex assumptions including volatility, risk-free interest rate and expected dividends. Expected volatilities used in the model are based on implied volatilities from traded options on Monsanto's stock and historical volatility of Monsanto's stock price. The expected life represents the weighted-average period the stock options are expected to remain outstanding and is a derived output of the model. The lattice-binomial model incorporates exercise and post-vesting forfeiture assumptions based on an analysis of historical data. The following assumptions were used to calculate the estimated value of employee stock options:

	Lattice-binomial
Assumptions	2010	2009	2008
Expected Dividend Yield	0.013%	0.09%	0.012%
Expected Volatility	28%-43%	37%-69%	30%-54%
Weighted-Average Volatility	0.4%	0.455%	0.359%
Risk-Free Interest Rates	2.35%-3.16%	1.72%-3.39%	2.77%-4.18%
Weighted-Average Risk-Free Interest Rate	0.0303%	0.0335%	0.042%
Expected Option Life (in years)	0.063	0.064	0.06

Monsanto estimates the value of restricted stock units using the fair value on the date of grant. When dividends are not paid on outstanding restricted stock units, the award is valued by reducing the grant-date price by the present value of the dividends expected to be paid, discounted at the appropriate risk-free interest rate. The fair value of restricted stock units granted is calculated using the same expected dividend yield and weighted-average risk-free interest rate assumptions as those used for stock options.

CAPITAL STOCK	12 Months Ended
Aug. 31, 2010
CAPITAL STOCK [Abstract]
CAPITAL STOCK

NOTE 21.        CAPITAL STOCK

Monsanto is authorized to issue 1.5 billion shares of common stock,  $0.01 par value, and 20 million shares of undesignated preferred stock,  $0.01 par value. The board of directors has the authority, without action by the shareowners, to designate and issue preferred stock in one or more series and to designate the rights, preferences and privileges of each series, which may be greater than the rights of the company's common stock. It is not possible to state the actual effect of the issuance of any shares of preferred stock upon the rights of holders of common stock until the board of directors determines the specific rights of the holders of preferred stock.

The authorization of undesignated preferred stock makes it possible for Monsanto's board of directors to issue preferred stock with voting or other rights or preferences that could impede the success of any attempt to change control of the company. These and other provisions may deter hostile takeovers or delay attempts to change management control.

There were no shares of preferred stock outstanding as of Aug. 31, 2010, or Aug. 31, 2009. As of Aug. 31, 2010, and Aug. 31, 2009, 540.4 million and 545.4 million of common stock were outstanding, respectively. In addition, 108 million shares of common stock were approved for employee and director stock options, of which 12 million and 16 million were remaining in reserve at Aug. 31, 2010, and Aug. 31, 2009, respectively.

In October 2005, the board of directors authorized the purchase of up to  $800 million of the company's common stock over a four year period. In 2009 and 2008, the company purchased  $129 million and  $361 million, respectively, of common stock under the  $800 million authorization. A total of 11.2 million shares have been repurchased under this program, and it was completed on Dec. 23, 2008.

In April 2008, the board of directors authorized a repurchase program of up to  $800 million of the company's common stock over a three year period. In 2010 and 2009, the company purchased  $531 million and  $269 million, respectively, of common stock under the  $800 million authorization. A total of 11.3 million shares have been repurchased under this program, and it was completed on Aug. 24, 2010.

In June 2010, the board of directors authorized a new repurchase program of up to an additional  $1 billion of the company's common stock over a three year period beginning July 1, 2010. This repurchase program commenced on Aug. 24, 2010, and will expire on Aug. 24, 2013. Through Aug. 31, 2010, less than one million shares had been repurchased for  $1 million under the June 2010 program.

ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Aug. 31, 2010
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE 22.        ACCUMULATED OTHER COMPREHENSIVE LOSS

Comprehensive income (loss) includes all nonshareowner changes in equity. It consists of net income, foreign currency translation adjustments, net unrealized losses on available-for-sale securities, postretirement benefit plan activity, and net accumulated derivative gains and losses on cash flow hedges not yet realized.

Information regarding accumulated other comprehensive income (loss) is as follows:

	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
Accumulated Foreign Currency Translation Adjustments	$(240)	$(141)	$192
Net Unrealized Loss on Investments, Net of Tax	—	(6)	(5)
Net Accumulated Derivative (Loss) Income, Net of Tax	(48)	(101)	43
Postretirement Benefit Plan Activity, Net of Tax	(609)	(496)	(308)
Accumulated Other Comprehensive Loss	$(897)	$(744)	$(78)

EARNINGS PER SHARE	12 Months Ended
Aug. 31, 2010
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

NOTE 23.        EARNINGS PER SHARE

Basic earnings per share (EPS) was computed using the weighted-average number of common shares outstanding during the periods shown in the table below. The diluted EPS computation takes into account the effect of dilutive potential common shares, as shown in the table below. Potential common shares consist of stock options, restricted stock, restricted stock units and directors' deferred shares calculated using the treasury stock method and are excluded if their effect is antidilutive. These dilutive potential common shares consisted of 7.1 million, 8.5 million and 10.8 million, in fiscal years 2010, 2009 and 2008, respectively. Approximately 8 million, 5 million and less than 0.1 million stock options were excluded from the computations of dilutive potential common shares for the years ended Aug. 31, 2010, 2009 and 2008, respectively, as their effect is antidilutive. Of those antidilutive options, approximately 8 million, 5 million and less than 0.1 million stock options were excluded from the computations of dilutive potential common shares for the fiscal years ended Aug. 31, 2010, 2009 and 2008, respectively, as their exercise prices were greater than the average market price of common shares for the period.

Effective Sept. 1, 2009, the company retrospectively adopted a FASB-issued standard that requires unvested share-based payment awards that contain rights to receive non-forfeitable dividends or dividend equivalents to be included in the two-class method of computing earnings per share as described in the Earnings Per Share topic of the ASC. The adoption of this standard increased the weighted average number of basic and diluted shares by 0.6 million and 0.4 million, respectively, for the fiscal year ended Aug. 31, 2009, and by 0.8 million and 0.4 million, respectively, for the fiscal year ended Aug. 31, 2008, respectively.

	Year Ended Aug. 31,
	2010	2009	2008
Weighted-Average Number of Common Shares	543.7	547.1	548.9
Dilutive Potential Common Shares	7.1	8.5	10.8

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Aug. 31, 2010
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 24.        SUPPLEMENTAL CASH FLOW INFORMATION

Cash payments for interest and taxes during fiscal years 2010, 2009 and 2008, were as follows:

	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
Interest	$156	$136	$105
Taxes	497	657	596

During fiscal years 2010, 2009 and 2008, the company recorded the following noncash investing and financing transactions:

  During fiscal year 2010, the company recognized noncash transactions related to restructuring. See Note 5 — Restructuring.
  During fiscal year 2010, the company recognized noncash transactions related to a paid-up license agreement for Glyphosate manufacturing technology. Intangibles of  $39 million were recorded on the Statement of Consolidated Financial Position. See Note 10 — Goodwill and Other Intangible Assets — for further details.
  In third quarter 2010, Monsanto acquired the Chesterfield Village Research Center from Pfizer for  $435 million. The seller financed  $324 million of this purchase. As of Aug. 31, 2010,  $188 million is included in short-term debt and  $136 million is included in long-term debt on the Statements of Consolidated Financial Position. See Note 14 — Debt and Other Credit Arrangements — for further details.
  During fiscal years 2010, 2009 and 2008, the company recognized noncash transactions related to restricted stock units and acquisitions. See Note 20 — Stock-Based Compensation Plans — for further discussion of restricted stock units and Note 4 — Business Combinations — for details of adjustments to goodwill.

  In fourth quarter 2010, 2009 and 2008, the board of directors declared a dividend payable in first quarter 2011, 2010 and 2009, respectively. As of Aug. 31, 2010, 2009 and 2008, a dividend payable of  $151 million,  $145 million and  $132 million, respectively, was recorded.
  In 2009 and 2008, intangible assets of  $4 million and  $16 million, long-term investments of  $2 million and  $7 million, and liabilities of  $6 million and  $23 million, respectively, were recorded as a result of payment provisions under collaboration and license agreements. See Note 11 — Investments and Equity Affiliates — for further discussion of the investments.
  In 2009, the company recognized noncash transactions related to a new capital lease. Long-term debt, short-term debt and assets of  $18 million,  $2 million, and  $20 million, respectively, were recorded as a result of payment provisions under the lease agreement.
  In 2008, intangible assets in the amount of  $20 million and a liability in the amount of  $10 million were recorded as a result of payment provisions under a joint venture agreement. See Note 11 — Investments and Equity Affiliates — for further discussion of the agreement.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Aug. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 25.        COMMITMENTS AND CONTINGENCIES

Contractual obligations: The following table sets forth the company's estimates of future payments under contracts as of Aug. 31, 2010.

	Payments Due by Fiscal Year Ending Aug. 31,
							2016 and
(Dollars in millions)	Total	2011	2012	2013	2014	2015	beyond
Total Debt, including Capital Lease Obligations	$2,103	$241	$624	$3	$3	$3	$1,229
Interest Payments Relating to Long-Term Debt
and Capital Lease Obligations(1)	1,433	107	107	71	71	71	1,006
Operating Lease Obligations	538	117	108	89	71	43	110
Purchase Obligations:
Uncompleted additions to property	103	103	—	—	—	—	—
Commitments to purchase inventories	1,837	881	229	201	187	183	156
Commitments to purchase breeding research	129	45	45	3	3	3	30
R&D alliances and joint venture obligations	164	71	37	19	12	8	17
Other purchase obligations	9	4	4	1	—	—	—
Other Liabilities:
Postretirement and ESOP liabilities(2)	127	71	—	—	—	—	56
Unrecognized tax benefits(3)	292	6
Other liabilities	186	26	18	21	15	7	99
Total Contractual Obligations	$6,921	$1,672	$1,172	$408	$362	$318	$2,703

  For variable rate debt, interest is calculated using the applicable rates as of Aug. 31, 2010.
  Includes the company's planned pension and other postretirement benefit contributions for 2011. The actual amounts funded in 2011 may differ from the amounts listed above. Contributions in 2012 through 2015 are excluded as those amounts are unknown. Refer to Note 17 — Postretirement Benefits — Pensions — and Note 18 — Postretirement Benefits — Health Care and Other Postemployment Benefits — for more information. The 2016 and beyond amount relates to the ESOP enhancement liability balance. Refer to Note 19 — Employee Savings Plans — for more information.
  Unrecognized tax benefits relate to uncertain tax positions recorded under the Income Taxes topic of the ASC. The company is unable to reasonably predict the timing of tax settlements, as tax audits can involve complex issues and the resolution of those issues may span multiple years, particularly if subject to negotiation or litigation. See Note 13 — Income Taxes — for more information.

Leases: The company routinely leases buildings for use as administrative offices or warehousing, land for research facilities, company aircraft, railcars, motor vehicles and equipment. Assets held under capital leases are included in property, plant and equipment. Certain operating leases contain renewal options that may be exercised at Monsanto's discretion. The expected lease term is considered in the decision about whether a lease should be recorded as capital or operating.

Certain operating leases contain escalation provisions for an annual inflation adjustment factor and some are based on the CPI published by the Bureau of Labor Statistics. Additionally, certain leases require Monsanto to pay for property taxes, insurance, maintenance, and other operating expenses called rent adjustments, which are subject to change over the life of the lease. These adjustments were not determinable at the time the lease agreements were executed. Therefore, Monsanto recognizes the expenses for rent and rent adjustments when they become known and payable, which is more representative of the time pattern in which the company derives the related benefit in accordance with the Leases topic of the ASC.

Other lease agreements provide for base rent adjustments contingent upon future changes in Monsanto's use of the leased space. At the inception of these leases, Monsanto does not have the right to control more than the percentage defined in the lease agreement of the leased property. Therefore, as the company's use of the leased space increases, the company recognizes rent expense for the additional leased property during the period during which the company has the right to control the use of additional property in accordance with the Leases topic of the ASC.

Rent expense was  $193 million for fiscal year 2010,  $205 million for fiscal year 2009 and  $165 million for fiscal year 2008.

Guarantees: Monsanto may provide and has provided guarantees on behalf of its consolidated subsidiaries for obligations incurred in the normal course of business. Because these are guarantees of obligations of consolidated subsidiaries, Monsanto's consolidated financial position is not affected by the issuance of these guarantees.

Monsanto warrants the performance of certain products through standard product warranties. In addition, Monsanto provides extensive marketing programs to increase sales and enhance customer satisfaction. These programs may include performance warranty features and indemnification for risks not related to performance, both of which are provided to qualifying customers on a contractual basis. The cost of payments for claims based on performance warranties has been, and is expected to continue to be, insignificant. It is not possible to predict the maximum potential amount of future payments for indemnification for losses not related to the performance of our products (for example, replanting due to extreme weather conditions), because it is not possible to predict whether the specified contingencies will occur and if so, to what extent.

In various circumstances, Monsanto has agreed to indemnify or reimburse other parties for various losses or expenses. For example, like many other companies, Monsanto has agreed to indemnify its officers and directors for liabilities incurred by reason of their position with Monsanto. Contracts for the sale or purchase of a business or line of business may require indemnification for various events, including certain events that arose before the sale, or tax liabilities that arise before, after or in connection with the sale. Certain seed licensee arrangements indemnify the licensee against liability and damages, including legal defense costs, arising from any claims of patent, copyright, trademark, or trade secret infringement related to Monsanto's trait technology. Germplasm licenses generally indemnify the licensee against claims related to the source or ownership of the licensed germplasm. Litigation settlement agreements may contain indemnification provisions covering future issues associated with the settled matter. Credit agreements and other financial agreements frequently require reimbursement for certain unanticipated costs resulting from changes in legal or regulatory requirements or guidelines. These agreements may also require reimbursement of withheld taxes, and additional payments that provide recipients amounts equal to the sums they would have received had no such withholding been made. Indemnities like those in this paragraph may be found in many types of agreements, including, for example, operating agreements, leases, purchase or sale agreements and other licenses. Leases may require indemnification for liabilities Monsanto's operations may potentially create for the lessor or lessee. It is not possible to predict the maximum future payments possible under these or similar provisions because it is not possible to predict whether any of these contingencies will come to pass and if so, to what extent. Historically, these types of provisions did not have a material effect on Monsanto's financial position, profitability or liquidity. Monsanto believes that if it were to incur a loss in any of these matters, it would not have a material effect on its financial position, profitability or liquidity. Based on the company's current assessment of exposure, Monsanto has recorded a liability of  $3 million as of fiscal years 2010 and 2009, related to these indemnifications.

Monsanto provides guarantees for certain customer loans in the United States, Brazil, Europe and Argentina. See Note 7 — Customer Financing Programs — for additional information.

Information regarding Monsanto's indemnification obligations to Pharmacia under the Separation Agreement can be found below in the “Litigation” section of this note.

Customer Concentrations in Gross Trade Receivables: The following table sets forth Monsanto's gross trade receivables as of Aug. 31, 2010, and Aug. 31, 2009, by significant customer concentrations:

	As of Aug. 31,
(Dollars in millions)	2010	2009
U.S. Agricultural Product Distributors	$634	$577
Europe-Africa(1)	399	470
Argentina(1)	152	183
Asia-Pacific(1)	142	123
Mexico(1)	122	81
Brazil(1)	105	75
Canada(1)	26	84
Other	153	125
Gross Trade Receivables	1,733	1,718
Less: Allowance for Doubtful Accounts	(143)	(162)
Net Trade Receivables	$1,590	$1,556

(1)        Represents customer receivables within the specified geography.

Environmental and Litigation Liabilities: Monsanto is involved in environmental remediation and legal proceedings related to its current business and also, pursuant to indemnification obligations, related to Pharmacia's former chemical and agricultural businesses. In addition, Monsanto has liabilities established for various product claims. With respect to certain of these proceedings, Monsanto has established a reserve for the estimated liabilities. Portions of the liability for which the amount and timing of cash payments are fixed or readily determinable were discounted, using a risk-free discount rate adjusted for inflation ranging from 2.2 percent to 3.5 percent. The remaining portions of the liability were not subject to discounting because of uncertainties in the timing of cash outlay. The following table provides a detailed summary of the discounted and undiscounted amounts included in the environmental and litigation liabilities:

(Dollars in millions)
Aggregate Undiscounted Amount	$122
Discounted Portion:
Expected payment (undiscounted) for:
2011	16
2012	13
2013	18
2014	11
2015	7
Undiscounted aggregate expected payments after 2015	99
Aggregate Amount to be Discounted as of Aug. 31, 2010	164
Discount, as of Aug. 31, 2010	(31)
Aggregate Discounted Amount Accrued as of Aug. 31, 2010	$133
Total Environmental and Litigation Reserve as of Aug. 31, 2010	$255

Changes in the environmental and litigation liabilities for fiscal years 2008, 2009, and 2010 are as follows:

Balance at Sept. 1, 2007	$278
Payments	(48)
Accretion	6
Additional liabilities recognized in fiscal year 2008	36
Balance at Aug. 31, 2008	$272
Payments	(85)
Accretion	8
Additional liabilities recognized in fiscal year 2009	56
Foreign currency translation and other	11
Balance at Aug. 31, 2009	$262
Payments	(57)
Accretion	5
Additional liabilities recognized in fiscal year 2010	45
Total Environmental and Litigation Reserve as of Aug. 31, 2010	$255

Environmental: Included in the liability are amounts related to environmental remediation of sites associated with Pharmacia's former chemicals and agricultural businesses, with no single site representing the majority of the environmental liability. These sites are in various stages of environmental management: at some sites, work is in the early stages of assessment and investigation, while at others the cleanup remedies have been implemented and the remaining work consists of monitoring the integrity of that remedy. The extent of Monsanto's involvement at the various sites ranges from less than 1 percent to 100 percent of the costs currently anticipated. At some sites, Monsanto is acting under court or agency order, while at others it is acting with very minimal government involvement.

Monsanto does not currently anticipate any material loss in excess of the amount recorded for the environmental sites reflected in the liability. However, it is possible that new information about these sites for which the accrual has been established, such as results of investigations by regulatory agencies, Monsanto, or other parties, could require Monsanto to reassess its potential exposure related to environmental matters. Monsanto's future remediation expenses at these sites may be affected by a number of uncertainties. These uncertainties include, but are not limited to, the method and extent of remediation, the percentage of material attributable to Monsanto at the sites relative to that attributable to other parties, and the financial capabilities of the other potentially responsible parties. Monsanto cannot reasonably estimate any additional loss and does not expect the resolution of such uncertainties, or environmental matters not reflected in the liability, to have a material adverse effect on its consolidated results of operations, financial position or liquidity.

Litigation: The above liability includes amounts related to certain third-party litigation with respect to Monsanto's business, as well as tort litigation related to Pharmacia's former chemical business, including lawsuits involving polychlorinated biphenyls (PCBs), dioxins, and other chemical and premises liability litigation. Following is a description of one of the more significant litigation matters reflected in the liability.

  On Dec. 17, 2004, 15 plaintiffs filed a purported class action lawsuit, styled Virdie Allen, et al. v. Monsanto, et al., in the Putnam County, West Virginia, state court against Monsanto, Pharmacia and seven other defendants. Monsanto is named as the successor in interest to the liabilities of Pharmacia. The alleged class consists of all current and former residents, workers, and students who, between 1949 and the present, were allegedly exposed to dioxins/furans contamination in counties surrounding Nitro, West Virginia. The complaint alleges that the source of the contamination is a chemical plant in Nitro, formerly owned and operated by Pharmacia and later by Flexsys, a joint venture between Solutia and Akzo Nobel Chemicals, Inc. (Akzo Nobel). Akzo Nobel and Flexsys were named defendants in the case but Solutia was not, due to its then pending bankruptcy proceeding. The suit seeks damages for property cleanup costs, loss of real estate value, funds to test property for contamination levels, funds to test for human exposure, and future medical monitoring costs. The complaint also seeks an injunction against further contamination and punitive damages. Monsanto has agreed to indemnify and defend Akzo Nobel and the Flexsys defendant group. The class action certification hearing was held on Oct. 29, 2007. On Jan. 8, 2008, the trial court issued an order certifying the Allen (now Zina G. Bibb et al. v. Monsanto et al., because Bibb replaced Allen as class representative) case as a class action. The court has set a trial date of April 4, 2011, for the Bibb class action.

In October 2007 and November 2009, a total of approximately 200 separate, single plaintiff civil actions were filed in Putnam County, West Virginia, against Monsanto, Pharmacia, Akzo Nobel (and several of its affiliates), Flexsys America Co. (and several of its affiliates), Solutia, and Apogee Coal Company, LLC. These cases allege personal injury occasioned by exposure to dioxin generated by the Nitro Plant during production of 2,4,5 T (1949-1969) and thereafter. Monsanto has agreed to accept the tenders of defense in the matters by Pharmacia, Solutia, Akzo Nobel, Flexsys America, and Apogee Coal under a reservation of rights.

Including litigation reflected in the liability, Monsanto is involved in various legal proceedings that arise in the ordinary course of its business or pursuant to Monsanto's indemnification obligations to Pharmacia, as well as proceedings that management has considered to be material under SEC regulations. Some of the lawsuits seek damages in very large amounts, or seek to restrict the company's business activities. Monsanto believes that it has meritorious legal positions and will continue to represent its interests vigorously in all of the proceedings that it is defending or prosecuting. Although the ultimate liabilities resulting from such proceedings, or the proceedings reflected in the above liability, may be significant to profitability in the period recognized, management does not anticipate they will have a material adverse effect on Monsanto's consolidated financial position or liquidity. Specific information with respect to these proceedings appears below and in Part I — Item 3 — Legal Proceedings of Monsanto's Report on Form 10-K.

  On June 23, 2004, two former employees of Monsanto and Pharmacia filed a purported class action lawsuit in the U.S. District Court for the Southern District of Illinois against Monsanto and the Monsanto Company Pension Plan, which is referred to as the “Pension Plan.” The suit claims that the Pension Plan has violated the age discrimination and other rules under the Employee Retirement Income Security Act of 1974 from Jan. 1, 1997 (when the Pension Plan was sponsored by Pharmacia, then known as Monsanto Company) and continuing to the present. In January 2006, a separate group of former employees of Pharmacia filed a similar purported class action lawsuit in the U.S. District Court for the Southern District of Illinois against Pharmacia, the Pharmacia Cash Balance Plan, and other defendants. On July 7, 2006, the plaintiffs amended their lawsuit to add Monsanto and the Pension Plan as additional defendants. On Sept. 1, 2006, the Court consolidated these lawsuits with two purported class action lawsuits also pending in the same Court against the Solutia Company Pension Plan, under Walker v. Monsanto, the first filed case. The court conducted a class certification hearing on Sept. 12, 2007. Prior to the hearing, all parties agreed the case should proceed as a class action and also agreed on a definition of the respective classes. The classes were certified by court order on May 22, 2008. On July 11, 2008, all parties filed dispositive motions on the issue of liability, which motions were heard by the court on May 6, 2009. On June 11, 2009, the Court granted summary judgment in favor of Monsanto and the other defendants on the age discrimination claims. The Court granted summary judgment in favor of the plaintiffs on a separate claim regarding post-termination interest, which was subsequently settled for an immaterial amount. The Court entered judgment on the entire case on Sept. 29, 2009. On Oct. 27, 2009, the plaintiffs filed a notice of appeal of the summary judgment order on the age discrimination claims. The Seventh Circuit Court of Appeals heard oral argument in the case on April 20, 2010, and on July 30, 2010, the Court issued its decision affirming the decision of the District Court in all respects. The plaintiffs' subsequent petition for rehearing and petition for rehearing en banc was denied in an order of the Court of Appeals issued on Sept. 14, 2010.

SEGMENT AND GEOGRAPHIC DATA	12 Months Ended
Aug. 31, 2010
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

NOTE 26.        SEGMENT AND GEOGRAPHIC DATA

Monsanto conducts its worldwide operations through global businesses, which are aggregated into reportable segments based on similarity of products, production processes, customers, distribution methods and economic characteristics. The operating segments are aggregated into two reportable segments: Seeds and Genomics and Agricultural Productivity. The Seeds and Genomics segment consists of the global seeds and related traits businesses and biotechnology platforms. Within the Seeds and Genomics segment, Monsanto's significant operating segments are corn seed and traits, soybean seed and traits, cotton seed and traits, vegetable seeds and all other crops seeds and traits. The wheat and sugarcane businesses acquired in fourth and second quarters of 2009, respectively, are included in the all other crops seeds and traits operating segment. In February 2011, the company reorganized certain operating segments within our Agricultural Productivity reportable segment as a result of a change in the way the Chief Executive Officer, who is the chief operating decision maker, evaluates the performance of operations, develops strategy and allocates capital resources. The Roundup and other glyphosate-based herbicides operating segment and the other operating segments within Agricultural Productivity were combined into one operating segment which is now managed as one business representing our weed management platform and to support our Seeds and Genomics business, The historical segment disclosures have been recast to be consistent with the current presentation. The Dairy business, which was previously included in the Agricultural Productivity segment, was divested in fiscal year 2009 and is included in discontinued operations. EBIT is defined as earnings (loss) before interest and taxes and is the primary operating performance measure for the two business segments. EBIT is useful to management in demonstrating the operational profitability of the segments by excluding interest and taxes, which are generally accounted for across the entire company on a consolidated basis. Sales between segments were not significant. Certain SG&A expenses are allocated between segments based on activity. Based on the Agricultural Productivity segment's decreasing contribution to total Monsanto operations, the allocation percentages were changed at the beginning of fiscal year 2010.

Data for the Seeds and Genomics and Agricultural Productivity reportable segments, as well as for Monsanto's significant operating segments, are presented in the table that follows:

	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
Net Sales(1)
Corn seed and traits	$4,260	$4,113	$3,542
Soybean seed and traits	1,486	1,448	1,174
Cotton seed and traits	611	466	450
Vegetable seeds	835	808	744
All other crops seeds and traits	419	462	459
Total Seeds and Genomics	$7,611	$7,297	$6,369
Agricultural productivity	2,891	4,427	4,996
Total Agricultural Productivity	$2,891	$4,427	$4,996
Total	$10,502	$11,724	$11,365

EBIT(2)(3)(6)
Seeds and genomics	$1,597	$1,655	$1,200
Agricultural productivity	(25)	1,352	1,691
Total	$1,572	$3,007	$2,891

Depreciation and Amortization Expense(4)
Seeds and genomics	$461	$428	$399
Agricultural productivity	141	120	174
Total	$602	$548	$573

Equity Affiliate (Income) Expense
Seeds and genomics	$(15)	$(24)	$(2)
Agricultural productivity	—	—	—
Total	$(15)	$(24)	$(2)

Total Assets(5)
Seeds and genomics	$13,596	$13,382	$13,165
Agricultural productivity	4,271	4,495	4,826
Total	$17,867	$17,877	$17,991

Property, Plant and Equipment Purchases
Seeds and genomics	$623	$717	$779
Agricultural productivity	132	199	139
Total	$755	$916	$918

Investment in Equity Affiliates
Seeds and genomics	$131	$122	$104
Agricultural productivity	—	—	—
Total	$131	$122	$104

(1)       Represents net sales from continuing operations.

(2)       EBIT is defined as earnings (loss) before interest and taxes; see the following table for reconciliation. Earnings (loss) is intended to mean net income attributable to Monsanto Company as presented in the Statements of Consolidated Operations under generally accepted accounting principles. EBIT is the primary operating performance measure for the two business segments.

(3)        Agricultural Productivity EBIT includes income of  $4 million,  $18 million and  $22 million from discontinued operations for fiscal years 2010, 2009 and 2008, respectively.

(4)        Agricultural Productivity depreciation and amortization includes  $37 million from discontinued operations for fiscal year 2008.

(5)       Includes assets recorded in continuing operations and discontinued operations.

(6)       EBIT includes restructuring charges for fiscal years 2010 and 2009. See Note 5 — Restructuring — for additional information.

A reconciliation of EBIT to net income for each period follows:

	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
EBIT(1)	$1,572	$3,007	$2,891
Interest Expense (Income) — Net	106	58	(22)
Income Tax Provision(2)	357	840	889
Net Income Attributable to Monsanto Company	$1,109	$2,109	$2,024

(1)        Includes the income from operations of discontinued businesses and pre-tax noncontrolling interest.

(2)        Includes the income tax provision from continuing operations, the income tax benefit on noncontrolling interest and the income tax (benefit) provision on discontinued operations.

Net sales and long-lived assets are attributed to the geographic areas of the relevant Monsanto legal entities. For example, a sale from the United States to a customer in Brazil is reported as a U.S. export sale.

	Net Sales to Unaffiliated Customers			Long-Lived Assets
	Year Ended Aug. 31,			As of Aug. 31,
(Dollars in millions)	2010	2009	2008	2010	2009
United States	$6,012	$6,434	$5,693	$6,771	$6,199
Europe-Africa	1,272	1,763	1,919	1,157	1,409
Brazil	1,066	1,419	1,260	873	791
Asia-Pacific	692	568	811	322	282
Argentina	616	597	783	223	235
Canada	364	457	432	72	68
Mexico	312	332	301	86	83
Other	168	154	166	227	184
Total	$10,502	$11,724	$11,365	$9,731	$9,251

OTHER EXPENSE AND SOLUTIA RELATED ITEMS	12 Months Ended
Aug. 31, 2010
OTHER EXPENSE AND SOLUTIA-RELATED ITEMS [ABSTRACT]
OTHER EXPENSE AND SOLUTIA-RELATED ITEMS

NOTE 27.        OTHER EXPENSE AND SOLUTIA-RELATED ITEMS

The significant components of other expense were hedging expenses, the gain recorded on the Seminium acquisition, foreign currency transaction losses, and equity affiliate income. See Note 4 – Business Combinations – for further information regarding the Seminium acquisition. See Note 11 — Investments and Equity Affiliates — for information regarding equity affiliate income.

On Dec. 17, 2003, Solutia, Inc. (Solutia), and 14 of its U.S. subsidiaries filed voluntary petitions for reorganization under Chapter 11 of the U.S. Bankruptcy Code in the U.S. Bankruptcy Court for the Southern District of New York. In accordance with a plan of reorganization approved by the Bankruptcy Court on Nov. 29, 2007, Solutia emerged from bankruptcy protection on Feb. 28, 2008. Upon Solutia's emergence from bankruptcy, in satisfaction of Monsanto's claims against Solutia, Monsanto received from Solutia: (1) approximately  $163 million in cash (which represents proceeds from a rights offering from Solutia's equity holders, third-party reimbursements and Monsanto's administrative claim for environmental remediation payments it made in Anniston and Sauget during Solutia's Chapter 11 proceeding in excess of  $50 million); (2) approximately 2.5 million shares of common stock of Solutia, representing that portion of the equity of reorganized Solutia allocated to Monsanto under the plan which was not purchased by Solutia's equity holders; (3) a credit in an amount in excess of  $30 million against certain future payments by Monsanto to Solutia under supply contracts used in the production of an intermediate for glyphosate at Monsanto's facility at Chocolate Bayou, Texas; (4) a release for Monsanto and Pharmacia from certain legacy liabilities associated with Pharmacia's chemical business that arose prior to Sept. 1, 1997, including liabilities related to retiree medical, retiree life insurance, and disability benefits for individuals who retired or became disabled prior to Sept. 1, 1997; and (5) a release for Monsanto and Pharmacia for the litigation filed by Solutia, the Official Committee of Retirees, and the Official Committee of Equity Holders of Solutia against Monsanto and Pharmacia. Since Monsanto had previously recognized the expenses for the amounts incurred, the settlement amounts resulted in an after-tax gain of approximately  $130 million ( $210 million pretax), or  $0.23 per share. Also, included in the Consolidated Statement of Operations for 2008 are expenses of  $23 million related to Solutia-related environmental and legal matters prior to Solutia's emergence from bankruptcy.

SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Aug. 31, 2010
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 28.        SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

Advertising Costs: Costs for producing and communicating advertising for the various brands and products were charged to selling, general and administrative (SG&A) expenses as they were incurred. Advertising costs were  $135 million,  $59 million and  $95 million in 2010, 2009 and 2008, respectively.

Agency Fee and Marketing Agreement: In 1998, Pharmacia entered into an agency and marketing agreement with The Scotts Miracle-Gro Company (f/k/a The Scotts Company) (Scotts) with respect to the lawn-and-garden herbicide business, which was transferred to Monsanto in connection with its separation from Pharmacia. Scotts acts as Monsanto's principal agent to market and distribute its lawn-and-garden herbicide products. The agreement has an indefinite term, except in certain countries in the European Union. The agreement related to those countries terminates on Sept. 30, 2011, with an option to extend to 2015. Under the agreement, beginning in fourth quarter 1998, Scotts was obligated to pay Monsanto a  $20 million fixed fee each year (the annual payment) for the length of the contract to defray costs associated with the lawn-and-garden herbicide business. Monsanto records the annual payment from Scotts as a reduction of SG&A expenses ratably over the year to which the payment relates.

Monsanto is obligated to pay Scotts an annual commission based on the earnings of the lawn-and-garden herbicide business (before interest and income taxes). The amount of the commission due to Scotts varies depending on whether or not the earnings of the lawn-and-garden herbicide business exceed certain thresholds. The commission due to Scotts is accrued monthly and is included in SG&A expenses. The commission expense included in SG&A expenses was  $90 million in fiscal year 2010,  $71 million in fiscal year 2009, and  $64 million in fiscal year 2008 (the commission expense presented herein is not netted with any payments received from Scotts).

DISCONTINUED OPERATIONS	12 Months Ended
Aug. 31, 2010
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS

NOTE 29.        DISCONTINUED OPERATIONS

Dairy Business Divestiture: During fourth quarter 2008, the company determined that the Dairy business was no longer consistent with its strategic business objectives, and thus entered into an agreement to sell the majority of the Dairy business assets (excluding cash, trade receivables and certain property) to Eli Lilly and Company for  $300 million, plus additional contingent consideration. The contingent consideration is a 10 year earn-out with potential annual payments being earned by Monsanto if certain revenue levels are exceeded. On Oct. 1, 2008, Monsanto consummated the sale to Eli Lilly after receiving approval from the appropriate regulatory agencies. As a result, the Dairy business has been segregated from continuing operations and presented as discontinued operations. The Dairy business was previously reported as a part of the Agricultural Productivity segment. During the year ended Aug. 31, 2010, income from operations of discontinued businesses included a  $4 million pretax gain related to the sale of assets. During the year ended Aug. 31, 2009, income from operations of discontinued businesses included an  $11 million pretax gain related to the sale.

As of Aug. 31, 2010 and 2009, the remaining assets and liabilities of the Dairy business were insignificant.

The following amounts related to the Dairy business have been segregated from continuing operations and reflected as discontinued operations.

	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
Net Sales	$—	$16	$214
Income from Operations of Discontinued Businesses(1)	4	19	20
Income Tax Provision(2)	—	8	3
Net Income of Discontinued Operations	$4	$11	$17
(1)	Includes pre-tax gain on Dairy business divesture of $11 million for fiscal year 2009.
(2)	Includes tax provision on Dairy business divesture of $6 million for fiscal year 2009.

QUARTERLY DATA (UNAUDITED)	12 Months Ended
Aug. 31, 2010
QUARTERLY DATA (UNAUDITED) [Abstract]
QUARTERLY DATA (UNAUDITED)

NOTE 30.        QUARTERLY DATA (UNAUDITED)

The following table includes financial data for the fiscal year quarters in 2010 and 2009, which have been adjusted for discontinued operations. See Note 29 — Discontinued Operations — for further discussion of the divested Dairy business.

(Dollars in millions, except per share amounts)
	1st	2nd	3rd	4th
2010	Quarter	Quarter	Quarter	Quarter	Total
Net Sales	$1,697	$3,890	$2,962	$1,953	$10,502
Gross Profit	739	2,099	1,387	861	5,086
(Loss) Income from Continuing Operations Attributable to
Monsanto Company(3)	(24)	887	384	(142)	1,105
Income (Loss) on Discontinued Operations	5	—	—	(1)	4
Net (Loss) Income	(19)	889	397	(139)	1,128
Net (Loss) Income Attributable to Monsanto Company(3)	$(19)	$887	$384	$(143)	$1,109

Basic (Loss) Earnings per Share Attributable to Monsanto Company:
(Loss) income from continuing operations	$(0.04)	$1.63	$0.71	$(0.27)	$2.03
Income on discontinued operations	0.01	—	—	—	0.01
Net (Loss) Income Attributable to Monsanto Company	$(0.03)	$1.63	$0.71	$(0.27)	$2.04

Diluted (Loss) Earnings per Share Attributable to Monsanto Company:(1)
(Loss) income from continuing operations	$(0.04)	$1.60	$0.70	$(0.27)	$2.01
Income on discontinued operations	0.01	—	—	—	—
Net (Loss) Income Attributable to Monsanto Company	$(0.03)	$1.60	$0.70	$(0.27)	$2.01

2009
Net Sales	$2,649	$4,035	$3,161	$1,879	$11,724
Gross Profit	1,550	2,521	1,834	857	6,762
Income (Loss) from Continuing Operations Attributable to
Monsanto Company(3)	546	1,091	694	(233)	2,098
Income on Discontinued Operations	10	1	—	—	11
Net Income (Loss)	558	1,093	705	(223)	2,133
Net (Loss) Income Attributable to Monsanto Company(3)	$556	$1,092	$694	$(233)	$2,109

Basic Earnings (Loss) per Share Attributable to Monsanto Company:(2)
Income (loss) from continuing operations	$0.99	$1.99	$1.27	$(0.42)	$3.83
Income (loss) on discontinued operations	0.02	0.01	—	(0.01)	0.02
Net Income (Loss) Attributable to Monsanto Company	$1.01	$2.00	$1.27	$(0.43)	$3.85

Diluted Earnings (Loss) per Share Attributable to Monsanto Company:(1)(2)
Income (loss) from continuing operations	$0.98	$1.96	$1.25	$(0.42)	$3.78
Income (loss) on discontinued operations	0.02	0.01	—	(0.01)	0.02
Net Income (Loss) Attributable to Monsanto Copmany	$1.00	$1.97	$1.25	$(0.43)	$3.80

(1)        Because Monsanto reported a loss from continuing operations in the first and fourth quarters of 2010 and the fourth quarter of 2009, generally accepted accounting principles required diluted loss per share to be calculated using weighted-average common shares outstanding, excluding common stock equivalents. As a result, the quarterly earnings (loss) per share do not total to the full-year amount.

(2)        Effective Sept. 1, 2009, Monsanto retrospectively adopted a FASB-issued standard that requires unvested share-based payment awards that contain rights to receive non-forfeitable dividends or dividend equivalents to be included in the two-class method of computing earnings per share as described in the Earnings Per Share topic of the ASC.

(3)        Effective Sept. 1, 2009, Monsanto retrospectively adopted the new accounting guidance related to the Consolidation topic of the ASC.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Aug. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES (Policies) [Abstract]
Basis of Consolidation

Basis of Consolidation

The consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States. These statements pertain to Monsanto and its controlled subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. Investments in other companies in which Monsanto has the ability to exercise significant influence (generally through an ownership interest greater than 20 percent) are included in the other assets item in the Statements of Consolidated Financial Position. The company records income attributable to noncontrolling interest in the Statements of Consolidated Operations for any non-owned portion of consolidated subsidiaries. Noncontrolling interest is recorded within the equity section but separate from Monsanto's equity in the Statements of Consolidated Financial Position.

Arrangements with other business enterprises are also evaluated, and those in which Monsanto is determined to have controlling financial interest are consolidated. In January 2003, the Financial Accounting Standards Board (FASB) issued an interpretation with an amendment in December 2003. The amended interpretation addresses the consolidation of business enterprises to which the usual condition of consolidation (ownership of a majority voting interest) does not apply. This interpretation focuses on controlling financial interests that may be achieved through arrangements that do not involve voting interests. It concludes that, in the absence of clear control through voting interests, a company's exposure (variable interest) to the economic risks and potential rewards from the variable interest entity's assets and activities is the best evidence of control. If an enterprise holds a majority of the variable interests of an entity, it would be considered the primary beneficiary. The primary beneficiary is required to consolidate the assets, liabilities and results of operations of the variable interest entity in its financial statements.

Upon evaluating its relationships with two entities, Monsanto has determined that even though the entities are variable interest entities and Monsanto holds variable interests in the entities, these entities are not required to be consolidated in the Company's financial statements pursuant to the Consolidations topic of the ASC because either the entity is exempt from the scope of the guidance or Monsanto is not the primary beneficiary. During 2010, Monsanto began participating in a revolving financing program in Brazil that allows the Company to transfer a limited amount of customer receivables to a qualified special-purpose entity. See Note 7 — Customer Financing Programs — for a description of this program, which is the first such entity. The second entity is a biotechnology company focused on plant gene research, development, and commercialization in which Monsanto had a 16 percent equity investment as of Aug. 31, 2010. Monsanto had an agreement in place under which Monsanto made payments for research services and receives rights to intellectual property developed within funded research. The entity reported total assets of  $48 million and total liabilities of  $7 million as of Aug. 31, 2010, and revenues of  $17 million for the 12 months ended Aug. 31, 2010. As of Aug. 31, 2010, Monsanto's estimate of maximum exposure to loss as a result of its relationships with this entity was approximately  $15 million, which represents Monsanto's equity investment in this entity. There were no other commitments to this entity as of Aug. 31, 2010. In 2009, Monsanto held a variable interest in an additional entity, a joint venture which packages and sells seeds, with a focus on corn and sunflower seeds, and also sells and distributes agricultural chemical products. This entity was acquired in 2010 and has been consolidated since the date of the acquisition.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Estimates are adjusted to reflect actual experience when necessary. Significant estimates and assumptions affect many items in the financial statements. These include allowance for doubtful trade receivables, sales returns and allowances, inventory obsolescence, income tax liabilities and assets and related valuation allowances, asset impairments, valuations of goodwill and other intangible assets, employee benefit plan liabilities, value of equity-based awards, marketing program liabilities, grower accruals (an estimate of amounts payable to farmers who grow seed for Monsanto), restructuring reserves, self-insurance reserves, environmental reserves, deferred revenue, contingencies, litigation, incentives, and the allocation of corporate costs to segments. Significant estimates and assumptions are also used to establish the fair value and useful lives of depreciable tangible and certain intangible assets. Actual results may differ from those estimates and assumptions, and such results may affect income, financial position, or cash flows.

Revenue Recognition

Revenue Recognition

The company derives most of its revenue from three main sources: sales of branded conventional seed and branded seed with biotechnology traits; royalties and license revenues from licensed biotechnology traits and genetic material; and sales of agricultural chemical products.

Revenues from all branded seed sales are recognized when the title to the products is transferred. When the right of return exists in the company's seed business, sales revenues are reduced at the time of sale to reflect expected returns. In order to estimate the expected returns, management analyzes historical returns, economic trends, market conditions, and changes in customer demand.

Revenues for agricultural chemical products are recognized when title to the products is transferred. The company recognizes revenue on products it sells to distributors when, according to the terms of the sales agreements, delivery has occurred, performance is complete, no right of return exists, and pricing is fixed or determinable at the time of sale.

There are several additional conditions for recognition of revenue including that the collection of sales proceeds must be reasonably assured based on historical experience and current market conditions and that there must be no further performance obligations under the sale or the royalty or license agreement.

Monsanto follows the Revenue Recognition topic of the ASC. The Revenue Recognition topic of the ASC primarily affects Monsanto's recognition of license revenues from biotechnology traits sold through third-party seed companies. Trait royalties and license revenues are recorded when earned, usually when the third-party seed companies sell their seeds containing Monsanto traits to growers.

To reduce credit exposure in Latin America, Monsanto collects payments on certain customer accounts in grain. Monsanto does not take physical custody of the grain or assume the associated inventory risk and therefore does not record revenue or the related cost of sales for the grain. Such payments in grain are negotiated at or near the time Monsanto's products are sold to the customers and are valued at the prevailing grain commodity prices. By entering into forward sales contracts with grain merchants, Monsanto mitigates the commodity price exposure from the time a contract is signed with a customer until the time a grain merchant collects the grain from the customer on Monsanto's behalf. The grain merchant converts the grain to cash for Monsanto. These forward sales contracts do not qualify for hedge accounting under the Derivatives and Hedging topic of the ASC. Accordingly, the gain or loss on these derivatives is recognized in current earnings.

Shipping and Handling Costs

Shipping and Handling Costs

Following the guidance of the Revenue Recognition topic of the ASC, Monsanto records outward freight, purchasing and receiving costs, inspection costs, warehousing costs, internal transfer costs, and other costs of the company's distribution network in cost of goods sold.

Marketing and Advertising Costs

Marketing and Advertising Costs

Promotional and advertising costs are expensed as incurred and are included in selling, general and administrative expenses in the Statements of Consolidated Operations. Accrued marketing program costs are recorded in accordance with the Revenue Recognition topic of the ASC, based on specific performance criteria met by our customers, such as purchase volumes, promptness of payment, and market share increases. The company introduced marketing programs that provide certain customers price protection consideration if standard published prices fall lower than the price the distributor paid on eligible products. The associated cost of marketing programs is recorded in net sales in the Statements of Consolidated Operations. As actual expenses are not known at the time of the sale, an estimate based on the best available information (such as historical experience and market research) is used as a basis for the liability. Management analyzes and reviews the marketing program balances on a quarterly basis and adjustments are recorded as appropriate. Under certain marketing programs, product performance and variations in weather can result in free product to customers. The associated cost of this free product is recognized as cost of goods sold in the Statements of Consolidated Operations.

Research and Development Costs

Research and Development Costs

The company accounts for research and development (R&D) costs in accordance with the Research and Development topic of the ASC. Under the Research and Development topic of the ASC, all R&D costs must be charged to expense as incurred. Accordingly, internal R&D costs are expensed as incurred. Third-party R&D costs are expensed when the contracted work has been performed or as milestone results are achieved. For acquisitions that occurred in 2009 and 2008, in-process R&D (IPR&D) costs with no alternative future uses are expensed in the period acquired. As a result of adopting the provisions of a new accounting standard related to business combinations issued by the FASB, for acquisitions completed after Sept. 1, 2009, acquired IPR&D costs without alternative uses will be recorded on the Statements of Consolidated Financial Position as indefinite-lived intangible assets. The costs of purchased IPR&D that have alternative future uses are capitalized and amortized over the estimated useful life of the asset. The costs associated with equipment or facilities acquired or constructed for R&D activities that have alternative future uses are capitalized and depreciated on a straight-line basis over the estimated useful life of the asset. The amortization and depreciation for such capitalized assets are charged to R&D expenses. In fiscal year 2007, Monsanto and BASF announced a long-term joint R&D and commercialization collaboration in plant technology that will focus on high-yielding crops and crops that are tolerant to adverse conditions. The collaboration resulted in shared R&D costs. Only Monsanto's portion has been included in research and development expenses in the Statements of Consolidated Operations.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Management regularly assesses the likelihood that deferred tax assets will be recovered from future taxable income, and to the extent management believes that it is more likely than not that a deferred tax asset will not be realized, a valuation allowance is established. When a valuation allowance is established, increased or decreased, an income tax charge or benefit is included in the consolidated financial statements and net deferred tax assets are adjusted accordingly. The net deferred tax assets as of Aug. 31, 2010, represent the estimated future tax benefits to be received from taxing authorities or future reductions of taxes payable.

On Sept. 1, 2007, Monsanto adopted the updated provisions of the Income Taxes topic of the ASC. Under this topic of the ASC, in order to recognize an uncertain tax benefit, the taxpayer must be more likely than not of sustaining the position, and the measurement of the benefit is calculated as the largest amount that is more than 50 percent likely to be realized upon resolution of the benefit. Tax authorities regularly examine the company's returns in the jurisdictions in which Monsanto does business. Management regularly assesses the tax risk of the company's return filing positions and believes its accruals for uncertain tax benefits are adequate as of Aug. 31, 2010, and Aug. 31, 2009.

Cash and Cash Equivalents	Cash and Cash Equivalents All highly liquid investments (defined as investments with a maturity of three months or less when purchased) are considered cash equivalents.
Accounts Receivable

Accounts Receivable

The company provides an allowance for doubtful trade receivables equal to the estimated uncollectible amounts. That estimate is based on historical collection experience, current economic and market conditions, and a review of the current status of each customer's trade accounts receivable.

Long-Term Investments

Long-Term Investments

Monsanto has long-term investments in equity securities, which are categorized as available-for-sale. They are classified as other assets in the Statements of Consolidated Financial Position, and they are carried at fair value, with unrealized gains and losses reported in the Statements of Consolidated Shareowners' Equity and Comprehensive Income in accumulated other comprehensive income (loss). If Monsanto believes that an other-than-temporary impairment exists, the investment in question is written down to market value in accordance with the Investments topic of the ASC. The write-down is recorded in the Statements of Consolidated Operations as an impairment of securities. Monsanto has other long-term investments in equity securities for which market values are not readily available. These other securities and investments are carried at cost, and they are reviewed regularly to evaluate whether they have experienced a decline in fair value.

Fair Values of Assets and Liabilities

Fair Values of Assets and Liabilities

The recorded amounts of cash, trade receivables, miscellaneous receivables, third-party guarantees, accounts payable, grower accruals, accrued marketing programs, miscellaneous short-term accruals, and short-term debt approximate their fair values. For financial assets and liabilities, fair values are based on quoted market prices, estimates from brokers, and other appropriate valuation techniques. See Note 15 — Fair Value Measurements — and Note 16 — Financial Instruments — for further details, including management's responsibilities for determining these fair values. The fair value estimates do not necessarily reflect the values that could be realized in the current market on any one day.

Inventory Valuation

Inventory Valuation

Inventories are stated at the lower of cost or market, and the inventory reserve reduces the cost basis of inventory. Inventories are valued as follows:

Seeds and Genomics: Actual cost is used to value raw materials such as treatment chemicals and packaging, as well as goods in process. Costs for substantially all finished goods, which include the cost of carryover crops from the previous year, are valued at weighted-average actual cost. Weighted-average actual cost includes field growing and harvesting costs, plant conditioning and packaging costs, and manufacturing overhead costs.

Agricultural Productivity: Actual cost is used to value raw materials and supplies. Standard cost, which approximates actual cost, is used to value finished goods and goods in process. Variances, exclusive of abnormally low volume and operating performance, are capitalized into inventory. Standard cost includes direct labor and raw materials, and manufacturing overhead based on normal capacity. The cost of the Agricultural Productivity segment inventories in the United States (approximately 14 percent as of both Aug. 31, 2010, and Aug. 31, 2009) is determined by using the last-in, first-out (LIFO) method, which generally reflects the effects of inflation or deflation on cost of goods sold sooner than other inventory cost methods. The cost of inventories outside of the United States, as well as supplies inventories in the United States, is determined by using the first-in, first-out (FIFO) method; FIFO is used outside of the United States because the requirements in the countries where Monsanto maintains inventories generally do not allow the use of the LIFO method. Inventories at FIFO approximate current cost.

In accordance with the Inventory topic of the ASC, Monsanto records abnormal amounts of idle facility expense, freight, handling costs and wasted material (spoilage) as current period charges and allocates fixed production overhead to the costs of conversion based on the normal capacity of the production facilities.

Goodwill

Goodwill

Monsanto follows the guidance of the Business Combinations topic of the ASC, in recording the goodwill arising from a business combination as the excess of purchase price and related costs over the fair value of identifiable assets acquired and liabilities assumed.

Under the Intangibles – Goodwill and Other topic of the ASC, goodwill is not amortized and is subject to annual impairment tests. A fair-value-based test is applied at the reporting unit level, which is generally at or one level below the operating segment level. The test compares the fair value of the company's reporting units to the carrying value of those reporting units. This test requires various judgments and estimates. The fair value of goodwill is determined using an estimate of future cash flows of the reporting unit and a risk-adjusted discount rate to compute a net present value of future cash flows. An adjustment to goodwill will be recorded for any goodwill that is determined to be impaired. Impairment of goodwill is measured as the excess of the carrying amount of goodwill over the fair values of recognized and unrecognized assets and liabilities of the reporting unit. Goodwill is tested for impairment at least annually, or more frequently if events or circumstances indicate it might be impaired. Goodwill was last tested for impairment as of March 1, 2010. See Note 10 — Goodwill and Other Intangible Assets — for further discussion of the annual impairment test.

Other Intangible Assets

Other Intangible Assets

Other intangible assets consist primarily of acquired seed germplasm, acquired intellectual property, trademarks and customer relationships. Seed germplasm is the genetic material used in new seed varieties. Germplasm is amortized on a straight-line basis over useful lives ranging from five years for completed technology germplasm to a maximum of 30 years for certain core technology germplasm. Completed technology germplasm consists of seed hybrids and varieties that are commercially available. Core technology germplasm is the collective germplasm of inbred and hybrid seeds and has a longer useful life as it is used to develop new seed hybrids and varieties. Acquired intellectual property includes intangible assets related to acquisitions and licenses through which Monsanto has acquired the rights to various research and discovery technologies. These encompass intangible assets such as enabling processes and data libraries necessary to support the integrated genomics and biotechnology platforms. These intangible assets have alternative future uses and are amortized over useful lives ranging from three to 10 years. The useful lives of acquired germplasm and acquired intellectual property are determined based on consideration of several factors including the nature of the asset, its expected use, length of licensing agreement or patent and the period over which benefits are expected to be received from the use of the asset.

Monsanto has a broad portfolio of trademarks and patents, including trademarks for Roundup (for herbicide products); Roundup Ready, Bollgard, Bollgard II, YieldGard, YieldGard VT, Roundup Ready 2 Yield and SmartStax (for traits); DEKALB, Asgrow, Deltapine and Vistive (for agricultural seeds); Seminis and De Ruiter (for vegetable seeds); and patents for our insect-protection traits, formulations used to make our herbicides and various manufacturing processes. The amortization period for trademarks and patents ranges from two to 30 years. Trademarks are amortized on a straight-line basis over their useful lives. The useful life of a trademark is determined based on the estimated market-life of the associated company, brand or product. Patents are amortized on a straight-line basis over the period in which the patent is legally protected, the period over which benefits are expected to be received, or the estimated market-life of the product with which the patent is associated, whichever is shorter.

In conjunction with acquisitions, Monsanto obtains access to the distribution channels and customer relationships of the acquired companies. These relationships are expected to provide economic benefits to Monsanto. The amortization period for customer relationships ranges from three to 20 years, and amortization is recognized on a straight-line basis over these periods. The amortization period of customer relationships represents management's best estimate of the expected usage or consumption of the economic benefits of the acquired assets, which is based on the company's historical experience of customer attrition rates.

In accordance with the Intangibles – Goodwill and Other topic of the ASC, all amortizable intangible assets are assessed for impairment whenever events indicate a possible loss. Such an assessment involves estimating undiscounted cash flows over the remaining useful life of the intangible. If the review indicates that undiscounted cash flows are less than the recorded value of the intangible asset, the carrying amount of the intangible is reduced by the estimated cash-flow shortfall on a discounted basis, and a corresponding loss is charged to the Statement of Consolidated Operations. See Note 10 — Goodwill and Other Intangible Assets — for further discussion of Monsanto's intangible assets.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment is recorded at cost. Additions and improvements are capitalized; these include all material, labor, and engineering costs to design, install or improve the asset and interest costs on construction projects. Such costs are not depreciated until the assets are placed in service. Routine repairs and maintenance are expensed as incurred. The cost of plant and equipment is depreciated using the straight-line method over the estimated useful life of the asset — weighted-average periods of approximately 25 years for buildings, 10 years for machinery and equipment and seven years for software. In compliance with the Property, Plant and Equipment topic of the ASC, long-lived assets are reviewed for impairment whenever in management's judgment conditions indicate a possible loss. Such impairment tests compare estimated undiscounted cash flows to the recorded value of the asset. If an impairment is indicated, the asset is written down to its fair value or, if fair value is not readily determinable, to an estimated fair value based on discounted cash flows. Based on recent changes in the Roundup business, Monsanto performed an impairment test on the long-lived assets in the Roundup and other glyphosate-based products reporting unit's asset group. The test indicated no impairment during fiscal year 2010.

Monsanto follows the Asset Retirement and Environmental Obligations topic of the ASC, which addresses financial accounting for and reporting of costs and obligations associated with the retirement of tangible long-lived assets. Monsanto has asset retirement obligations with carrying amounts totaling  $65 million and  $61 million as of Aug. 31, 2010, and Aug. 31, 2009, respectively, primarily relating to its manufacturing facilities. The change in carrying value as of Aug. 31, 2010, consisted of  $7 million for accretion expense offset by  $3 million in decreased costs.

Environmental Remediation Liabilities

Environmental Remediation Liabilities

Monsanto follows the Asset Retirement and Environmental Obligations topic of the ASC, which provides guidance for recognizing, measuring and disclosing environmental remediation liabilities. Monsanto accrues these costs in the period when responsibility is established and when such costs are probable and reasonably estimable based on current law and existing technology. Postclosure and remediation costs for hazardous waste sites and other waste facilities at operating locations are accrued over the estimated life of the facility, as part of its anticipated closure cost.

Litigation and Other Contingencies

Litigation and Other Contingencies

Monsanto is involved in various intellectual property, biotechnology, tort, contract, antitrust, employee benefit, environmental and other litigation, claims and legal proceedings; environmental remediation; and government investigations (see Note 25 — Commitments and Contingencies). Management routinely assesses the likelihood of adverse judgments or outcomes to those matters, as well as ranges of probable losses, to the extent losses are reasonably estimable. In accordance with the Contingencies topic of the ASC, accruals for such contingencies are recorded to the extent that management concludes their occurrence is probable and the financial impact, should an adverse outcome occur, is reasonably estimable. Disclosure for specific legal contingencies is provided if the likelihood of occurrence is at least reasonably possible and the exposure is considered material to the consolidated financial statements. In making determinations of likely outcomes of litigation matters, management considers many factors. These factors include, but are not limited to, past experience, scientific and other evidence, interpretation of relevant laws or regulations and the specifics and status of each matter. If the assessment of the various factors changes, the estimates may change. That may result in the recording of an accrual or a change in a previously recorded accrual. Predicting the outcome of claims and litigation and estimating related costs and exposure involves substantial uncertainties that could cause actual costs to vary materially from estimates and accruals.

Guarantees

Guarantees

Monsanto is subject to various commitments under contractual and other commercial obligations. The company recognizes liabilities for contingencies and commitments under the Guarantees topic of the ASC. For additional information on the company's commitments and other contractual and commercial obligations, see Note 25 — Commitments and Contingencies.

Foreign Currency Translation

Foreign Currency Translation

The financial statements for most of Monsanto's ex-U.S. operations are translated to U.S. dollars at current exchange rates. For assets and liabilities, the year-end rate is used. For revenues, expenses, gains and losses, the average rate for the period is used. Unrealized currency adjustments in the Statements of Consolidated Financial Position are accumulated in equity as a component of accumulated other comprehensive loss. The financial statements of ex-U.S. operations in highly inflationary economies are translated at either current or historical exchange rates at the time they are deemed highly inflationary, in accordance with the Foreign Currency Matters topic of the ASC. These currency adjustments are included in net income. Based on the Consumer Price Index (CPI), Monsanto designated Venezuela as a hyperinflationary country effective June 1, 2009.

Significant translation exposures include the Brazilian real, the European euro, the Canadian dollar, the Romanian leu and the Australian dollar. Currency restrictions are not expected to have a significant effect on Monsanto's cash flow, liquidity, or capital resources.

Derivatives and Other Financial Instruments

Derivatives and Other Financial Instruments

Monsanto uses financial derivative instruments to limit its exposure to changes in foreign currency exchange rates, commodity prices, and interest rates. Monsanto does not use financial derivative instruments for the purpose of speculating in foreign currencies, commodities or interest rates. Monsanto continually monitors its underlying market risk exposures and believes that it can modify or adapt its hedging strategies as needed.

In accordance with the Derivatives and Hedging topic of the ASC, all derivatives, whether designated for hedging relationships or not, are recognized in the Statements of Consolidated Financial Position at their fair value. At the time a derivative contract is entered into, Monsanto designates each derivative as: (1) a hedge of the fair value of a recognized asset or liability (a fair-value hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows that are to be received or paid in connection with a recognized asset or liability (a cash-flow hedge), (3) a foreign-currency fair-value or cash-flow hedge (a foreign-currency hedge), (4) a foreign-currency hedge of the net investment in a foreign subsidiary, or (5) a derivative that does not qualify for hedge accounting treatment.

Changes in the fair value of a derivative that is highly effective, and that is designated as and qualifies as a fair-value hedge, along with changes in the fair value of the hedged asset or liability that are attributable to the hedged risk, are recorded currently in net income. Changes in the fair value of a derivative that is highly effective, and that is designated as and qualifies as a cash-flow hedge, to the extent that the hedge is effective, are recorded in accumulated other comprehensive loss, until net income is affected by the variability from cash flows of the hedged item. Any hedge ineffectiveness is included in current-period net income. Changes in the fair value of a derivative that is highly effective, and that is designated as and qualifies as a foreign-currency hedge, are recorded either in current-period earnings or in accumulated other comprehensive loss, depending on whether the hedging relationship satisfies the criteria for a fair-value or cash-flow hedge. Changes in the fair value of a derivative that is highly effective, and that is designated as a foreign-currency hedge of the net investment in a foreign subsidiary, are recorded in the accumulated foreign currency translation. Changes in the fair value of derivative instruments not designated as hedges are reported currently in earnings.

Monsanto formally and contemporaneously documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and its strategy for undertaking various hedge transactions. This includes linking all derivatives that are designated as fair-value, cash-flow, or foreign-currency hedges either to specific assets and liabilities on the Statements of Consolidated Financial Position, or to firm commitments or forecasted transactions. Monsanto formally assesses a hedge at its inception and on an ongoing basis thereafter to determine whether the hedging relationship between the derivative and the hedged item is still highly effective, and whether it is expected to remain highly effective in future periods, in offsetting changes in fair value or cash flows. When derivatives cease to be highly effective hedges, Monsanto discontinues hedge accounting prospectively.

Pension and Postretirement Plans

Pension and Postretirement Plans

Monsanto has various defined benefit and postretirement plans. Monsanto generally amortizes unrecognized actuarial gains and losses on a straight-line basis over the remaining estimated service life of participants. The measurement date is August 31. See Note 17 — Postretirement Benefits – Pensions and Note 18 — Postretirement Benefits – Health Care and Other Postemployment Benefits — for a full description of these plans and the accounting and funding policies.

Stock-Based Compensation

Stock-Based Compensation

In accordance with the Compensation – Stock Compensation topic of the ASC, Monsanto measures and recognizes compensation expense for all share-based payment awards made to employees and directors based on estimated fair values. See Note 20 — Stock-Based Compensation Plans — for further details.

BUSINESS COMBINATIONS (Tables)	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
BUSINESS COMBINATIONS (Tables) [Abstract]
Purchase Price Allocations Table
Aggregate Acquisitions
(Dollars in millions)
Current Assets	$51
Property, Plant and Equipment	25
Goodwill	20
Other Intangible Assets	28
Total Assets Acquired	124
Current Liabilities	38
Other Liabilities	7
Total Liabilities Assumed	45
Net Assets Acquired	$79
Supplemental Information:
Net assets acquired	$79
Cash acquired	3
Cash paid, net of cash acquired	$76

Aggregate Acquisitions
(Dollars in millions)
Current Assets	$2
Property, Plant and Equipment	6
Goodwill	131
Other Intangible Assets	33
Acquired In-process Research and Development	163
Other Assets	—
Total Assets Acquired	335
Current Liabilities	10
Other Liabilities	2
Total Liabilities Assumed	12
Net Assets Acquired	$323
Supplemental Information:
Net assets acquired	$323
Cash acquired	—
Cash paid, net of cash acquired	$323

	De Ruiter	All Other Acquisitions	Aggregate Acquisitions
(Dollars in millions)
Current Assets	$161	$105	$266
Property, Plant and Equipment	102	41	143
Goodwill	288	190	478
Other Intangible Assets	303	70	373
Acquired In-process Research and Development	161	2	163
Other Assets	13	11	24
Total Assets Acquired	1,028	419	1,447
Current Liabilities	89	71	160
Other Liabilities	153	83	236
Total Liabilities Assumed	242	154	396
Net Assets Acquired	$786	$265	$1,051
Supplemental Information:
Net assets acquired	$786	$265	$1,051
Cash acquired	28	21	49
Cash paid, net of cash acquired	$758	$244	$1,002

Acquired Indentifiable Intangible Assets
	Weighted-Average Life (Years)	Useful Life (Years)	Aggregate Acquisitions
(Dollars in millions)
Acquired Germplasm	5	5	$3
Trademarks	8	8	5
Customer Relationships	10	10	8
Other	1	1-5	12
Other Intangible Assets			$28

Significant Assumptions in Valuation of Inprocess Research And Development
(Dollars in millions)
Weighted Average Discount Rate	17%
Expected Costs to Complete (undiscounted)	$166
Expected Years of Product Launches	2010 - 2019

(Dollars in millions)
Weighted Average Discount Rate	12%
Expected Costs to Complete (undiscounted)	$142
Expected Years of Product Launches	2009 - 2014

RESTRUCTURING (Tables)	12 Months Ended
Aug. 31, 2010
Restructuring (Tables) [Abstract]
Restructuring Charges As Recorded
	Year Ended Aug. 31,
(Dollars in millions)	2010	2009
Costs of Goods Sold(1)	$(114)	$(45)
Restructuring Charges, Net(1)(2)	(210)	(361)
Loss from Continuing Operations Before Income Taxes	(324)	(406)
Income Tax Benefit	100	116
Net Loss	$(224)	$(290)

Pretax Restructuring Charges related to 2009 Restructuring
	Year Ended Aug. 31, 2010			Year Ended Aug. 31, 2009
	Seeds and	Agricultural		Seeds and	Agricultural
(Dollars in millions)	Genomics	Productivity	Total	Genomics	Productivity	Total
Work Force Reductions	$85	$47	$132	$175	$63	$238
Facility Closures / Exit Costs	46	31	77	3	47	50
Asset Impairments
Property, plant and equipment	8	1	9	31	4	35
Inventory	93	13	106	24	—	24
Other intangible assets	—	—	—	59	—	59
Total Restructuring Charges, Net	$232	$92	$324	$292	$114	$406

				Cumulative Amount through Aug. 31, 2010
				Seeds and	Agricultural
(Dollars in millions)				Genomics	Productivity	Total
Work Force Reductions				$260	$110	$370
Facility Closures / Exit Costs				49	78	127
Asset Impairments
Property, plant and equipment				39	5	44
Inventory				117	13	130
Other intangible assets				59	—	59
Total Restructuring Charges, Net				$524	$206	$730

Restructuring Charges by Activity
	Work Force	Facility Closures /	Asset
(Dollars in millions)	Reductions	Exit Costs	Impairments	Total
Restructuring charges recognized in fourth quarter 2009	$238	$50	$118	$406
Cash payments	(7)	—	—	(7)
Asset impairments and write-offs	—	—	(118)	(118)
Acceleration of stock-based compensation expense in
additional contributed capital	(15)	—	—	(15)
Ending Liability as of Aug. 31, 2009	$216	$50	$—	$266
Restructuring charges recognized in fiscal year 2010	132	77	115	324
Cash payments	(180)	(83)	—	(263)
Asset impairments and write-offs	—	—	(115)	(115)
Acceleration of stock-based compensation expense in
additional contributed capital	(4)	—	—	(4)
Foreign currency impact	(11)	—	—	(11)
Ending Liability as of Aug. 31, 2010	$153	$44	$—	$197

RECEIVABLES (Tables)	12 Months Ended
Aug. 31, 2010
RECEIVABLES (Tables) [Abstract]
Allowance For Doubtful Trade Receivables
(Dollars in millions)
Balance Sept. 1, 2007	$217
Additions — charged to expense	42
Other(1)	(41)
Balance Aug. 31, 2008	$218
Additions — charged to expense	23
Other(1)	(79)
Balance Aug. 31, 2009	$162
Additions — charged to expense	51
Other(1)	(70)
Balance Aug. 31, 2010	$143
(1) Includes reclassifications to long-term, write-offs, and foreign currency translation adjustments.

Allowance For Doubtful Long Term Receivables
(Dollars in millions)
Balance Sept. 1, 2007	$131
Additions — charged to expense	15
Other(1)	33
Balance Aug. 31, 2008	$179
Additions — charged to expense	26
Other(1)	(33)
Balance Aug. 31, 2009	$172
Additions — charged to expense	7
Other(1)	47
Balance Aug. 31, 2010	$226
(1) Includes reclassifications from current, write-offs, and foreign currency translation adjustments.

INVENTORY (Tables)	12 Months Ended
Aug. 31, 2010
INVENTORY (Tables) [Abstract]
Components of Inventory
	As of Aug. 31,
(Dollars in millions)	2010	2009
Finished Goods	$1,134	$1,362
Goods In Process	1,333	1,340
Raw Materials and Supplies	383	417
Inventory at FIFO Cost	2,850	3,119
Excess of FIFO over LIFO Cost	(111)	(185)
Total	$2,739	$2,934

Inventory Obsolescence Reserve
(Dollars in millions)
Balance Sept. 1, 2007	$169
Additions — charged to expense	135
Deductions and other(1)	(40)
Balance Aug. 31, 2008	$264
Additions — charged to expense	196
Deductions and other(1)	(123)
Balance Aug. 31, 2009	$337
Additions — charged to expense	219
Deductions and other(1)	(224)
Balance Aug. 31, 2010	$332

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Aug. 31, 2010
PROPERTY, PLANT AND EQUIPMENT (Tables) [Abstract]
Property Plant And Equipment Table
	As of Aug. 31,
(Dollars in millions)	2010	2009
Land and Improvements	$502	$381
Buildings and Improvements	1,750	1,524
Machinery and Equipment	4,591	4,119
Computer Software	531	479
Construction In Progress and Other	694	655
Total Property, Plant and Equipment	8,068	7,158
Less Accumulated Depreciation	(3,841)	(3,549)
Property, Plant and Equipment, Net	$4,227	$3,609

GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Aug. 31, 2010
GOODWILL AND INTANGIBLE ASSETS (Tables) [Abstract]
Net Carrying Amount of Goodwill
	Seeds and	Agricultural
(Dollars in millions)	Genomics	Productivity	Total
Balance as of Sept. 1, 2008	$3,070	$62	$3,132
Acquisition activity (see Note 4)	110	—	110
Effect of foreign currency translation adjustments and other	(24)	—	(24)
Balance as of Aug. 31, 2009	$3,156	$62	$3,218
Acquisition activity (see Note 4)	21	—	21
Effect of foreign currency translation adjustments and other	(30)	(5)	(35)
Balance as of Aug. 31, 2010	$3,147	$57	$3,204

Other Intangible Assets Information
	As of Aug. 31, 2010				As of Aug. 31, 2009
	Carrying	Accumulated			Carrying	Accumulated
(Dollars in millions)	Amount	Amortization	Net		Amount	Amortization	Net
Acquired Germplasm	$1,161	$(640)	$521		$1,172	$(604)	$568
Acquired Intellectual Property	866	(649)	217	`	829	(589)	240
Trademarks	344	(94)	250		345	(81)	264
Customer Relationships	317	(113)	204		317	(88)	229
Other	121	(50)	71		110	(40)	70
Total	$2,809	$(1,546)	$1,263		$2,773	$(1,402)	$1,371

Intangible Assets Future Amortization Expense
(Dollars in millions)	Amount
2011	$153
2012	132
2013	105
2014	97
2015	86

INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2010
INCOME TAXES (Tables) [Abstract]
Components of Income From Continuing Operations Before Income Taxes
	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
United States	$1,234	$2,182	$1,419
Outside United States	260	785	1,507
Total	$1,494	$2,967	$2,926

Components Of Income Tax Provision
	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
Current:
U.S. federal	$260	$529	$527
U.S. state	(1)	13	57
Outside United States	129	170	343
Total Current	$388	$712	$927
Deferred:
U.S. federal	40	113	(51)
U.S. state	24	43	25
Outside United States	(82)	(23)	(2)
Total Deferred	(18)	133	(28)
Total	$370	$845	$899

Tax Rate Reconciliation
	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
U.S. Federal Statutory Rate	$523	$1,038	$1,024
U.S. R&D Tax Credit	(10)	(33)	(5)
U.S. Domestic Manufacturing Deduction	(22)	(45)	(13)
Lower Ex-U.S. Rates	(123)	(118)	(201)
State Income Taxes	23	69	49
Valuation Allowances	10	4	(41)
Acquired IPR&D	—	—	57
Adjustment for Unrecognized Tax Benefits	3	(16)	40
Other	(34)	(54)	(11)
Income Tax Provision	$370	$845	$899

Deferred Income Tax
	As of Aug. 31,
(Dollars in millions)	2010	2009
Net Operating Loss and Other Carryforwards	$865	$689
Employee Fringe Benefits	504	424
Intangibles	195	187
Restructuring and Impairment Reserves	168	187
Inventories	149	168
Environmental and Litigation Reserves	97	89
Allowance for Doubtful Accounts	56	73
Other	265	320
Valuation Allowance	(57)	(38)
Total Deferred Tax Assets	$2,242	$2,099
Intangibles	$454	$459
Property, Plant and Equipment	409	375
Other	45	39
Total Deferred Tax Liabilities	908	873
Net Deferred Tax Assets	$1,334	$1,226

Reconciliation of Unrecognized Tax Benefits
(Dollars in millions)
Balance Sept. 1, 2008	$434
Increases for prior year tax positions	23
Decreases for prior year tax positions	(27)
Increases for current year tax positions	59
Settlements	(117)
Lapse of statute of limitations	(4)
Foreign currency translation	(10)
Balance Aug. 31, 2009	$358
Increases for prior year tax positions	42
Decreases for prior year tax positions	(102)
Increases for current year tax positions	55
Settlements	(6)
Lapse of statute of limitations	(9)
Foreign currency translation	3
Balance Aug. 31, 2010	$341

Tax Years
Jurisdiction	Tax Years
Brazil	1999—2010
U.S. state and local income taxes	2000—2010
Argentina	2001—2010
U.S. federal income tax	2007—2010

DEBT AND OTHER CREDIT ARRANGEMENTS (Tables)	12 Months Ended
Aug. 31, 2010
DEBT AND OTHER CREDIT ARRANGEMENTS (Tables) [Abstract]
Short-Term Debt
	As of Aug. 31,
(Dollars in millions)	2010	2009
Current Maturities of Long-Term Debt	$193	$31
Notes Payable to Banks	48	48
Total Short-Term Debt	$241	$79

Long-Term Debt Table
	As of Aug. 31,
(Dollars in millions)	2010	2009
7⅜% Senior Notes, Due 2012(1)	$485	$485
5½% Senior Notes, Due 2035(1)	395	394
5⅛% Senior Notes, Due 2018(1)	299	299
5½% Senior Notes, Due 2025(1)	274	271
5⅞% Senior Notes, Due 2038(1)	247	246
Other (including Capital Leases)(2)	162	29
Total Long-Term Debt	$1,862	$1,724

Interest Expense on Debt
	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
Interest Cost Incurred	$187	$163	$132
Less: Capitalized on Construction	(25)	(34)	(22)
Interest Expense	$162	$129	$110

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009
FAIR VALUE MEASUREMENTS (Tables) [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

	Fair Value Measurements at Aug. 31, 2010, Using
				Cash
				Collateral	Net
(Dollars in millions)	Level 1	Level 2	Level 3	Offset (1)	Balance
Assets at Fair Value:
Cash equivalents	$1,078	$—	$—	$—	$1,078
Debt and equity securities	23	—	10	—	33
Derivative assets related to:
Foreign currency	—	26	—	—	26
Corn	10	2	—	(9)	3
Soybeans	6	3	—	(6)	3
Total Assets at Fair Value	$1,117	$31	$10	$(15)	$1,143
Liabilities at Fair Value:
Derivative liabilities related to:
Foreign currency	—	5	—	—	5
Interest rates	—	39	—	—	39
Corn	—	9	—	—	9
Soybeans	—	4	—	—	4
Energy and raw materials	—	22	—	—	22
Total Liabilities at Fair Value	$—	$79	$—	$—	$79

	Fair Value Measurements at Aug. 31, 2009, Using
				Cash
				Collateral	Net
(Dollars in millions)	Level 1	Level 2	Level 3	Offset (1)	Balance
Assets at Fair Value:
Cash equivalents	$1,548	$—	$—	$—	$1,548
Equity securities	25	—	—	—	25
Derivative assets related to:
Foreign currency	—	34	—	—	34
Interest rates	—	14	—	—	14
Commodities	2	—	—	(2)	—
Total Assets at Fair Value	$1,575	$48	$—	$(2)	$1,621
Liabilities at Fair Value:
Derivative liabilities related to:
Foreign currency	—	37	—	—	37
Commodities	93	31	—	(93)	31
Total Liabilities at Fair Value	$93	$68	$—	$(93)	$68

Level 3 Rollforward

(Dollars in millions)
Balance Sept. 1, 2009	$—
Purchases, sales, issuances, settlements and payments received	15
Unrealized loss on investments included in accumulated other comprehensive loss	(5)
Balance Aug. 31, 2010	$10

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Aug. 31, 2010
FINANCIAL INSTRUMENTS (Tables) [Abstract]
Derivative Instruments (Notional Amounts)
	As of Aug. 31,
(Dollars in millions)	2010	2009
Derivatives Designated as Hedges:
Foreign exchange contracts	$383	$718
Commodity contracts	387	716
Interest rate contracts	775	250
Total Derivatives Designated as Hedges	$1,545	$1,684
Derivatives Not Designated as Hedges:
Foreign exchange contracts	$862	$1,391
Commodity contracts	123	1
Total Derivatives Not Designated as Hedges	$985	$1,392

Fair Values of Derivative Instruments
	Balance Sheet Location	Fair Value
		As of Aug. 31,
(Dollars in millions)		2010	2009
Asset Derivatives:
Derivatives designated as hedges:
Foreign exchange contracts	Miscellaneous receivables	$23	$14
Foreign exchange contracts	Other assets	—	13
Commodity contracts	Other current assets(1)	12	1
Commodity contracts	Other assets(1)	4	1
Interest rate contracts	Other assets	—	14
Total derivatives designated as hedges		39	43
Derivatives not designated as hedges:
Foreign exchange contracts	Miscellaneous receivables	3	7
Commodity contracts	Trade receivables, net	5	—
Total derivatives not designated as hedges		8	7
Total Asset Derivatives		$47	$50
Liability Derivatives:
Derivatives designated as hedges:
Foreign exchange contracts	Miscellaneous short-term accruals	$—	$10
Commodity contracts	Other current assets(1)	—	85
Commodity contracts	Other assets(1)	—	7
Commodity contracts	Miscellaneous short-term accruals	14	19
Commodity contracts	Other liabilities	8	12
Interest rate contracts	Miscellaneous short-term accruals	11	—
Interest rate contracts	Other liabilities	28	—
Total derivatives designated as hedges		61	133
Derivatives not designated as hedges:
Foreign exchange contracts	Miscellaneous short-term accruals	5	27
Commodity contracts	Trade receivables, net	4	—
Commodity contracts	Other current assets	—	1
Commodity contracts	Miscellaneous short-term accruals	9	—
Total derivatives not designated as hedges		18	28
Total Liability Derivatives		$79	$161

Gains Losses of Derivative Instruments
	Amount of Gain (Loss)
	Recognized in AOCL(1)			Amount of Gain (Loss)
	(Effective Portion)			Recognized in Income(2)(3)
	Year Ended Aug. 31,			Year Ended Aug. 31,			Income Statement Classification
(Dollars in millions)	2010	2009	2008	2010	2009	2008
Derivatives Designated as Hedges:
Fair value hedges:
Commodity contracts(4)				$6	$(9)	$(17)	Cost of goods sold
Cash flow hedges:
Foreign exchange contracts	$(12)	$34	$2	(5)	35	(15)	Net sales
Foreign exchange contracts	19	40	(4)	18	32	(18)	Cost of goods sold
Commodity contracts	43	(243)	133	(94)	23	39	Cost of goods sold
Interest rate contracts	(53)	14	(47)	(6)	(6)	(4)	Interest expense
Net investment hedges:
Foreign exchange contracts	(3)	21	(127)	—	—	—	N/A(5)
Total Derivatives Designated as Hedges	(6)	(134)	(43)	(81)	75	(15)
Derivatives Not Designated as Hedges:
Foreign exchange contracts(6)				(46)	(140)	71	Other expense, net
Commodity contracts				(10)	—	—	Net sales
Commodity contracts				(1)	14	(1)	Cost of goods sold
Commodity contracts				(2)	—	—	Other expense, net
Total Derivatives Not Designated as Hedges				(59)	(126)	70
Total Derivatives	$(6)	$(134)	$(43)	$(140)	$(51)	$55

POSTRETIREMENT BENEFITS - PENSIONS (Tables)	12 Months Ended
Aug. 31, 2010
POSTRETIREMENT BENEFITS PENSIONS (Tables) [Abstract]
Components of Net Periodic Benefit Cost
	Year Ended Aug. 31, 2010			Year Ended Aug. 31, 2009			Year Ended Aug. 31, 2008
		Outside the			Outside the			Outside the
(Dollars in millions)	U.S.	U.S.	Total	U.S.	U.S.	Total	U.S.	U.S.	Total
Service Cost for Benefits Earned
During the Year	$49	$6	$55	$45	$7	$52	$39	$6	$45
Interest Cost on Benefit Obligation	91	14	105	100	15	115	94	15	109
Assumed Return on Plan Assets	(118)	(15)	(133)	(109)	(17)	(126)	(108)	(18)	(126)
Amortization of Unrecognized Net Loss	52	4	56	35	3	38	37	3	40
Curtailment and Settlement Charge (Gain)	3	(1)	2	—	1	1	—	—	—
Total Net Periodic Benefit Cost	$77	$8	$85	$71	$9	$80	$62	$6	$68

Changes Recognized in OCI Pension
		Outside the
(Dollars in millions)	U.S.	U.S.	Total
Current Year Actuarial Loss	$198	$29	$227
Recognition of Actuarial (Loss)	(52)	(10)	(62)
Current Year Prior Service (Credit) Cost	(3)	1	(2)
Recognition of Prior Service Credit (Cost)	(2)	2	—
Effect of Foreign Currency Translation Adjustments	—	(8)	(8)
Total Recognized in Accumulated Other Comprehensive Loss	$141	$14	$155

Assumptions Used to Determine Pension Costs
	Year Ended		Year Ended		Year Ended
	Aug. 31, 2010		Aug. 31, 2009		Aug. 31, 2008
	U.S.	Outside the U.S.	U.S.	Outside the U.S.	U.S.	Outside the U.S.

Discount Rate	0.053%	0.0554%	0.065%	0.0584%	0.0605%	0.0548%
Assumed Long-Term Rate of Return on Assets	0.0775%	0.0663%	0.08%	0.0709%	0.0825%	0.0705%
Annual Rates of Salary Increase
(for plans that base benefits on final compensation level)	0.0245%	0.0404%	0.0425%	0.0414%	0.043%	0.0328%

Funded Status
	U.S.		Outside the U.S.		Total
	Year Ended Aug. 31,		Year Ended Aug. 31,		Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2010	2009	2010	2009
Change in Benefit Obligation:
Benefit obligation at beginning of period	$1,744	$1,569	$307	$309	$2,051	$1,878
Service cost	49	45	6	7	55	52
Interest cost	91	100	14	15	105	115
Plan participants’ contributions	—	—	1	1	1	1
Plan amendments	(3)	—	1	—	(2)	—
Actuarial loss	210	145	32	6	242	151
Benefits paid	(138)	(115)	(23)	(16)	(161)	(131)
Special termination benefits	—	—	1	—	1	—
Settlements / curtailments	(3)	—	(6)	(2)	(9)	(2)
Currency loss	—	—	(26)	(13)	(26)	(13)
Other	—	—	12	—	12	—
Benefit Obligation at End of Period	$1,950	$1,744	$319	$307	$2,269	$2,051
Change in Plan Assets:
Fair value of plan assets at beginning of period	$1,281	$1,319	$235	$241	$1,516	$1,560
Actual (loss) gain on plan assets	126	(99)	25	4	151	(95)
Employer contribution(1)	114	176	19	11	133	187
Plan participants’ contributions	—	—	1	2	1	2
Benefits paid(1)	(138)	(115)	(23)	(16)	(161)	(131)
Currency loss	—	—	(22)	(10)	(22)	(10)
Other	—	—	8	3	8	3
Plan Assets at End of Period	$1,383	$1,281	$243	$235	$1,626	$1,516
Net Amount Recognized	$567	$463	$76	$72	$643	$535

Assumptions Used to Determine Pension Benefit Obligation
	U.S.		Outside the U.S.
	Year Ended Aug. 31,		Year Ended Aug. 31,
	2010	2009	2010	2009
Discount Rate	0.0435%	0.053%	0.0425%	0.0554%
Rate of Compensation Increase	0.04%	0.0245%	0.0379%	0.0404%

Projected Benefit Obligations In Excess of Plan Assets
	U.S.		Outside the U.S.		Total
	As of Aug. 31,		As of Aug. 31,		As of Aug. 31,
(Dollars in millions)	2010	2009	2010	2009	2010	2009
PBO	$1,950	$1,744	$283	$260	$2,233	$2,004
ABO	1,848	1,683	260	230	2,108	1,913
Fair Value of Plan Assets with PBOs in Excess of Plan Assets	1,383	1,281	226	206	1,609	1,487

Accumulated Benefit Obligations In Excess of Plan Assets
	U.S.		Outside the U.S.		Total
	As of Aug. 31,		As of Aug. 31,		As of Aug. 31,
(Dollars in millions)	2010	2009	2010	2009	2010	2009
PBO	$1,950	$1,744	$168	$165	$2,118	$1,909
ABO	1,848	1,683	157	142	2,005	1,825
Fair Value of Plan Assets with ABOs in Excess of Plan Assets	1,383	1,281	118	113	1,501	1,394

Net Amount Recognized
	U.S.		Outside the U.S.		Total
	As of Aug. 31,		As of Aug. 31,		As of Aug. 31,
(Dollars in millions)	2010	2009	2010	2009	2010	2009
Miscellaneous Short-Term Accruals	$4	$4	$6	$8	$10	$12
Postretirement Liabilities	563	459	76	75	639	534
Other Assets	—	—	(6)	(11)	(6)	(11)
Net Liability Recognized	$567	$463	$76	$72	$643	$535

Pre-Tax Components Recognized in AOCI Pension
	U.S.		Outside the U.S.		Total
	As of Aug. 31,		As of Aug. 31,		As of Aug. 31,
(Dollars in millions)	2010	2009	2010	2009	2010	2009
Net Loss	$921	$775	$75	$64	$996	$839
Prior Service Cost (Credit)	1	6	1	(2)	2	4
Total	$922	$781	$76	$62	$998	$843

Pension Plan Asset Allocation United States
	Target	Percentage of Plan Assets
	Allocation	As of Aug. 31,
Asset Category	2011	2010	2009
Equity Securities	50-60%	0.587%	0.595%
Debt Securities	35-45%	0.334%	0.283%
Real Estate	2-8%	0.029%	0.033%
Other	0-3%	0.05%	0.089%
Total		1.0%	1.0%

Pension Plan Asset Allocation Foreign
	Target	Percentage of Plan Assets
	Allocation (1)	As of Aug. 31,
Asset Category	2011	2010	2009
Equity Securities	0.37%	0.306%	0.329%
Debt Securities	0.57%	0.545%	0.596%
Other	0.06%	0.149%	0.075%
Total		1.0%	1.0%

United States Pension Plan Asset Fair Value
	Fair Value Measurements at Aug. 31, 2010 Using
				Cash
				Collateral	Balance as of
(Dollars in millions)	Level 1	Level 2	Level 3	Offset(1)	Aug. 31, 2010
Investments at Fair Value:
Cash and Cash Equivalents	$14	$—	$—	$—	$14
Debt Securities:
U.S. government debt	—	159	—	—	159
U.S. agency debt	—	8	—	—	8
U.S. state and municipal debt	—	8	—	—	8
U.S. corporate debt	—	130	—	—	130
Foreign corporate debt	—	37	—	—	37
Other debt securities	—	15	—	—	15
Common and Preferred Stock:
Domestic small capitalization	50	—	—	—	50
Domestic large capitalization	223	—	—	—	223
International:
Developed markets	170	—	—	—	170
Emerging markets	34	1	—	—	35
Private Equity Investments	—	—	57	—	57
Partnership and Joint Venture Interests	—	—	36	—	36
Real Estate Investments	—	—	40	—	40
Interest in Pooled Funds:
Cash and cash equivalents funds	—	115	—	—	115
Common and preferred stock funds	—	168	—	—	168
Corporate debt funds	—	71	—	—	71
Mortgage-Backed securities funds	—	7	—	—	7
Interest in Pooled Collateral Fund Held Under
Securities Lending Agreement	—	168	—	—	168
Derivatives:
Equity index futures	5	—	—	(5)	—
Common and preferred stock sold short	—	(21)	—	21	—
Total Investments at Fair Value	$496	$866	$133	$16	$1,511

United States Pension plan Asset Level 3 Rollforward
(Dollars in millions)
Balance Sept. 1, 2009	$121
Purchases, sales, issuances, settlements and payments received	(1)
Unrealized loss in investments	13
Balance Aug. 31, 2010	$133

Investments At Fair Value To Plan Assets Reconciliation
(Dollars in millions)
Total Investments at Fair Value	$1,511
Liability to return collateral held under securities lending agreement	(168)
Non-interest bearing cash	1
Accrued income / expense	4
Other receivables and payables	35
Plan Assets at the End of the Period	$1,383

Foreign Pension Plan Asset Fair Value
	Fair Value Measurements at Aug. 31, 2010 Using

1,000				Balance as of
(Dollars in millions)	Level 1	Level 2	Level 3	Aug. 31, 2010
Cash and Cash Equivalents	$13	$—	$—	$13
Debt Securities Foreign Government Debt	—	13	—	13
Common and Preferred stock:
Domestic large capitalization	21	—	—	21
International	28	—	—	28
Insurance Backed Securities	1	—	11	12
Interest in Pooled Funds:
Common and preferred stock funds	—	96	—	96
Government debt funds	—	1	—	1
Corporate debt funds	—	57	—	57
Total Investments at Fair Value	$63	$167	$11	$241

Foreign Pension plan Asset Level 3 Rollforward
(Dollars in millions)
Balance Sept. 1, 2009	$6
Purchases, sales, issuances, settlements and payments received	5
Unrealized loss in investments	—
Balance Aug. 31, 2010	$11

Investments At Fair Value To Plan Assets
(Dollars in millions)
Total Investments at Fair Value	$241
Non-interest bearing cash	1
Other receivables and payables	1
Plan Assets at the End of the Period	$243

Expected Cash Flows Pension
	U.S.	Outside the
(Dollars in millions)		U.S.
Employer Contributions 2011	$34	$11
Benefit Payments
2011	164	17
2012	151	17
2013	151	22
2014	153	20
2015	153	21
2016-2020	773	99

POSTRETIREMENT BENEFITS - HEALTH CARE AND OTHER POSTEMPLOYMENT BENEFITS (Tables)	12 Months Ended
Aug. 31, 2010
Postretirement Benefits Health Care And Other Postemployment Benefits (Tables) [Abstract]
Net Periodic Cost Postretirement
	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
Service Cost for Benefits Earned During the Period	$9	$11	$12
Interest Cost on Benefit Obligation	12	17	17
Amortization of Prior Service Cost	(3)	—	—
Amortization of Actuarial Gain	(10)	—	—
Amortization of Unrecognized Net Gain	—	(14)	(3)
Settlement Charge	—	—	4
Total Net Periodic Benefit Cost	$8	$14	$30

Changes Recognized in OCI Postretirement
	Year Ended Aug. 31
(Dollars in millions)	2010	2009
Net Loss (Gain)	$21	$(17)
Amortization of Prior Service Cost	1	1
Amortization of Loss	11	13
Total Recognized in Accumulated Other Comprehensive Loss (Income)	$33	$(3)

Assumptions Used to Determine Postretirement Costs
	Year Ended Aug. 31,
	2010	2009	2008
Discount Rate	0.053%	0.065%	0.0605%
Initial Trend Rate for Health Care Costs	0.06%	0.065%	0.07%
Ultimate Trend Rate for Health Care Costs	0.05%	0.05%	0.05%

One Percent Effect on Postretirement Costs and Benefit Obligation
(Dollars in millions)	1 Percentage-Point Increase	1 Percentage-Point Decrease
Effect on Total of Service and Interest Cost	$1	$(1)
Effect on Postretirement Benefit Obligation	$1	$(1)

Benefit Obligations Postretirement
	Year Ended Aug. 31,
(Dollars in millions)	2010	2009
Change in Benefit Obligation:
Benefit obligation at beginning of period	$248	$261
Service cost	9	11
Interest cost	12	17
Actuarial loss (gain)	21	(18)
Plan participant contributions	3	3
Plan amendments	(2)	—
Medicare Part D subsidy receipts	2	1
Benefits paid(1)	(29)	(27)
Benefit Obligation at End of Period	$264	$248

Assumptions Used to Determine Postretirement Benefit Obligation
	Year Ended Aug. 31,
	2010	2009
Discount Rate Postretirement	0.041%	0.053%
Discount Rate Postemployment	0.023%	0.035%
Initial Trend Rate for Health Care Costs(1)	0.07%	0.06%
Ultimate Trend Rate for Health Care Costs	0.05%	0.05%

Postretirement Amounts Recognized in Statements Of Consolidated Financial Position
	As of Aug. 31,
(Dollars in millions)	2010	2009
Miscellaneous Short-Term Accruals	$25	$26
Postretirement Liabilities	239	222

Pre-Tax Components Recognized in AOCI Postretirement
	Year Ended Aug. 31,
(Dollars in millions)	2010	2009
Net (Loss) Gain	$(1)	$31
Prior Service Credit	4	5
Total	$3	$36

Expected Cash Flows Postretirement
(Dollars in millions)	U.S.
Employer Contributions 2011	$26
Benefit Payments(1)
2011	26
2012	27
2013	27
2014	27
2015	27
2016-2020	115

STOCK BASED COMPENSATION PLANS (Tables)	12 Months Ended
Aug. 31, 2010
STOCK BASED COMPENSATION PLANS (Tables) [Abstract]
Components of Stock Based Compensation
	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
Cost of Goods Sold	$(16)	$(21)	$(9)
Selling, General and Administrative Expenses	(61)	(72)	(63)
Research and Development Expenses	(24)	(23)	(18)
Restructuring Charges	(4)	(15)	—
Total Stock-Based Compensation Expense Included in Operating Expenses	(105)	(131)	(90)

Loss from Continuing Operations Before Income Taxes	(105)	(131)	(90)
Income Tax Benefit	36	45	32
Net Loss	$(69)	$(86)	$(58)
Basic Loss per Share	$(0.13)	$(0.16)	$(0.11)
Diluted Loss per Share	$(0.13)	$(0.15)	$(0.10)
Net Cash Required by Operating Activities	$(43)	$(35)	$(198)
Net Cash Provided by Financing Activities	$43	$35	$198

Rollforward of Stock Options
		Outstanding
		Weighted-Average
	Options	Exercise Price
Balance Outstanding Sept. 1, 2007	23,801,494	$23.27
Granted	2,500,920	87.96
Exercised	(6,190,876)	18.28
Forfeited	(201,162)	68.00
Balance Outstanding Aug. 31, 2008	19,910,376	32.49
Granted	2,852,030	88.96
Exercised	(1,821,983)	21.37
Forfeited	(187,919)	82.39
Balance Outstanding Aug. 31, 2009	20,752,504	40.78
Granted	3,337,920	70.75
Exercised	(2,632,279)	21.14
Forfeited	(459,938)	76.75
Balance Outstanding Aug. 31, 2010	20,998,207	$47.22

Stock Options Outstanding
(Dollars in millions, except per share amounts)		Options Outstanding			Options Exercisable
		Weighted-Average				Weighted-Average
		Remaining		Aggregate		Remaining		Aggregate
Range of		Contractual Life	Weighted-Average	Intrinsic		Contractual Life	Weighted-Average	Intrinsic
Exercise Price	Options	(Years)	Exercise Price	Value(1)	Options	(Years)	Exercise Price	Value(1)
$7.32 - $10.00	2,117,521	2.04	$8.54	$93	2,117,521	2.04	$8.54	$93
$10.01- $20.00	1,782,432	3.23	$16.19	$65	1,782,432	3.23	$16.19	$65
$20.01- $30.00	5,784,776	4.63	$25.51	$157	5,784,776	4.63	$25.51	$157
$30.01- $80.00	6,490,257	7.50	$56.88	$30	3,389,996	6.06	$44.21	$30
$80.01- $141.50	4,823,221	7.63	$88.68	$—	2,676,986	7.48	$88.51	$—
	20,998,207	5.83	$47.22	$345	15,751,711	4.92	$36.91	$345

Restricted Stock
		Weighted-Average	Restricted	Weighted-Average	Directors’	Weighted-Average
	Restricted	Grant Date	Stock	Grant Date	Deferred	Grant Date
	Stock	Fair Values	Units	Fair Values	Stock	Fair Value
Nonvested as of Aug. 31, 2009	80,586	$41.79	1,450,827	$113.27	—	—
Granted	—	$—	337,021	$69.57	17,970	$81.94
Vested	35,550	$40.91	269,994	$97.64	17,970	$81.94
Forfeitures	3,066	$48.60	131,083	$99.63	—	—
Nonvested as of Aug. 31, 2010	41,970	$42.04	1,386,771	$106.76	—	—

Assumptions Used To Value Stock Options
	Lattice-binomial
Assumptions	2010	2009	2008
Expected Dividend Yield	0.013%	0.09%	0.012%
Expected Volatility	28%-43%	37%-69%	30%-54%
Weighted-Average Volatility	0.4%	0.455%	0.359%
Risk-Free Interest Rates	2.35%-3.16%	1.72%-3.39%	2.77%-4.18%
Weighted-Average Risk-Free Interest Rate	0.0303%	0.0335%	0.042%
Expected Option Life (in years)	0.063	0.064	0.06

ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Aug. 31, 2010
Comprehensive Income Loss Tables Abstract
Components of Accumulated Other Comprehensive Income
	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
Accumulated Foreign Currency Translation Adjustments	$(240)	$(141)	$192
Net Unrealized Loss on Investments, Net of Tax	—	(6)	(5)
Net Accumulated Derivative (Loss) Income, Net of Tax	(48)	(101)	43
Postretirement Benefit Plan Activity, Net of Tax	(609)	(496)	(308)
Accumulated Other Comprehensive Loss	$(897)	$(744)	$(78)

EARNINGS PER SHARE (Tables)	12 Months Ended
Aug. 31, 2010
EARNINGS PER SHARE (Tables) [Abstract]
Basic Earnings Per Share Table
	Year Ended Aug. 31,
	2010	2009	2008
Weighted-Average Number of Common Shares	543.7	547.1	548.9
Dilutive Potential Common Shares	7.1	8.5	10.8

SUPPLEMENTAL CASH FLOW (Tables)	12 Months Ended
Aug. 31, 2010
SUPPLEMENTAL CASH FLOW INFORMATION (Tables) [Abstract]
Cash Payments for Interest and Taxes
	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
Interest	$156	$136	$105
Taxes	497	657	596

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Aug. 31, 2010
COMMITMENTS AND CONTINGENCIES (Tables) [Abstract]
Contractual Obligations
	Payments Due by Fiscal Year Ending Aug. 31,
							2016 and
(Dollars in millions)	Total	2011	2012	2013	2014	2015	beyond
Total Debt, including Capital Lease Obligations	$2,103	$241	$624	$3	$3	$3	$1,229
Interest Payments Relating to Long-Term Debt
and Capital Lease Obligations(1)	1,433	107	107	71	71	71	1,006
Operating Lease Obligations	538	117	108	89	71	43	110
Purchase Obligations:
Uncompleted additions to property	103	103	—	—	—	—	—
Commitments to purchase inventories	1,837	881	229	201	187	183	156
Commitments to purchase breeding research	129	45	45	3	3	3	30
R&D alliances and joint venture obligations	164	71	37	19	12	8	17
Other purchase obligations	9	4	4	1	—	—	—
Other Liabilities:
Postretirement and ESOP liabilities(2)	127	71	—	—	—	—	56
Unrecognized tax benefits(3)	292	6
Other liabilities	186	26	18	21	15	7	99
Total Contractual Obligations	$6,921	$1,672	$1,172	$408	$362	$318	$2,703

Trade Receivables By Customer Concentration
	As of Aug. 31,
(Dollars in millions)	2010	2009
U.S. Agricultural Product Distributors	$634	$577
Europe-Africa(1)	399	470
Argentina(1)	152	183
Asia-Pacific(1)	142	123
Mexico(1)	122	81
Brazil(1)	105	75
Canada(1)	26	84
Other	153	125
Gross Trade Receivables	1,733	1,718
Less: Allowance for Doubtful Accounts	(143)	(162)
Net Trade Receivables	$1,590	$1,556

Discounted and Undiscounted Environmental And Litigation Liabilities
(Dollars in millions)
Aggregate Undiscounted Amount	$122
Discounted Portion:
Expected payment (undiscounted) for:
2011	16
2012	13
2013	18
2014	11
2015	7
Undiscounted aggregate expected payments after 2015	99
Aggregate Amount to be Discounted as of Aug. 31, 2010	164
Discount, as of Aug. 31, 2010	(31)
Aggregate Discounted Amount Accrued as of Aug. 31, 2010	$133
Total Environmental and Litigation Reserve as of Aug. 31, 2010	$255

Environmental And Litigation Liabilities
Balance at Sept. 1, 2007	$278
Payments	(48)
Accretion	6
Additional liabilities recognized in fiscal year 2008	36
Balance at Aug. 31, 2008	$272
Payments	(85)
Accretion	8
Additional liabilities recognized in fiscal year 2009	56
Foreign currency translation and other	11
Balance at Aug. 31, 2009	$262
Payments	(57)
Accretion	5
Additional liabilities recognized in fiscal year 2010	45
Total Environmental and Litigation Reserve as of Aug. 31, 2010	$255

SEGMENT AND GEOGRAPHIC DATA (Tables)	12 Months Ended
Aug. 31, 2010
SEGMENT AND GEOGRAPHIC DATA (Tables) [Abstract]
Operating Segment Information
	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
Net Sales(1)
Corn seed and traits	$4,260	$4,113	$3,542
Soybean seed and traits	1,486	1,448	1,174
Cotton seed and traits	611	466	450
Vegetable seeds	835	808	744
All other crops seeds and traits	419	462	459
Total Seeds and Genomics	$7,611	$7,297	$6,369
Agricultural productivity	2,891	4,427	4,996
Total Agricultural Productivity	$2,891	$4,427	$4,996
Total	$10,502	$11,724	$11,365

EBIT(2)(3)(6)
Seeds and genomics	$1,597	$1,655	$1,200
Agricultural productivity	(25)	1,352	1,691
Total	$1,572	$3,007	$2,891

Depreciation and Amortization Expense(4)
Seeds and genomics	$461	$428	$399
Agricultural productivity	141	120	174
Total	$602	$548	$573

Equity Affiliate (Income) Expense
Seeds and genomics	$(15)	$(24)	$(2)
Agricultural productivity	—	—	—
Total	$(15)	$(24)	$(2)

Total Assets(5)
Seeds and genomics	$13,596	$13,382	$13,165
Agricultural productivity	4,271	4,495	4,826
Total	$17,867	$17,877	$17,991

Property, Plant and Equipment Purchases
Seeds and genomics	$623	$717	$779
Agricultural productivity	132	199	139
Total	$755	$916	$918

Investment in Equity Affiliates
Seeds and genomics	$131	$122	$104
Agricultural productivity	—	—	—
Total	$131	$122	$104

The reconciliation of EBIT to Net Income
A reconciliation of EBIT to net income for each period follows:

	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
EBIT(1)	$1,572	$3,007	$2,891
Interest Expense (Income) — Net	106	58	(22)
Income Tax Provision(2)	357	840	889
Net Income Attributable to Monsanto Company	$1,109	$2,109	$2,024

Net Sales And Long Lived Assets by World Area
	Net Sales to Unaffiliated Customers			Long-Lived Assets
	Year Ended Aug. 31,			As of Aug. 31,
(Dollars in millions)	2010	2009	2008	2010	2009
United States	$6,012	$6,434	$5,693	$6,771	$6,199
Europe-Africa	1,272	1,763	1,919	1,157	1,409
Brazil	1,066	1,419	1,260	873	791
Asia-Pacific	692	568	811	322	282
Argentina	616	597	783	223	235
Canada	364	457	432	72	68
Mexico	312	332	301	86	83
Other	168	154	166	227	184
Total	$10,502	$11,724	$11,365	$9,731	$9,251

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Aug. 31, 2010
DISCONTINUED OPERATIONS (Tables) [Abstract]
Discontinued Operations Income
	Year Ended Aug. 31,
(Dollars in millions)	2010	2009	2008
Net Sales	$—	$16	$214
Income from Operations of Discontinued Businesses(1)	4	19	20
Income Tax Provision(2)	—	8	3
Net Income of Discontinued Operations	$4	$11	$17
(1)	Includes pre-tax gain on Dairy business divesture of $11 million for fiscal year 2009.
(2)	Includes tax provision on Dairy business divesture of $6 million for fiscal year 2009.

QUARTERLY DATA (UNAUDITED) (Tables)	12 Months Ended
Aug. 31, 2010
QUARTERLY DATA (Unaudited) (Tables) [Abstract]
Quarterly Data
(Dollars in millions, except per share amounts)
	1st	2nd	3rd	4th
2010	Quarter	Quarter	Quarter	Quarter	Total
Net Sales	$1,697	$3,890	$2,962	$1,953	$10,502
Gross Profit	739	2,099	1,387	861	5,086
(Loss) Income from Continuing Operations Attributable to
Monsanto Company(3)	(24)	887	384	(142)	1,105
Income (Loss) on Discontinued Operations	5	—	—	(1)	4
Net (Loss) Income	(19)	889	397	(139)	1,128
Net (Loss) Income Attributable to Monsanto Company(3)	$(19)	$887	$384	$(143)	$1,109

Basic (Loss) Earnings per Share Attributable to Monsanto Company:
(Loss) income from continuing operations	$(0.04)	$1.63	$0.71	$(0.27)	$2.03
Income on discontinued operations	0.01	—	—	—	0.01
Net (Loss) Income Attributable to Monsanto Company	$(0.03)	$1.63	$0.71	$(0.27)	$2.04

Diluted (Loss) Earnings per Share Attributable to Monsanto Company:(1)
(Loss) income from continuing operations	$(0.04)	$1.60	$0.70	$(0.27)	$2.01
Income on discontinued operations	0.01	—	—	—	—
Net (Loss) Income Attributable to Monsanto Company	$(0.03)	$1.60	$0.70	$(0.27)	$2.01

2009
Net Sales	$2,649	$4,035	$3,161	$1,879	$11,724
Gross Profit	1,550	2,521	1,834	857	6,762
Income (Loss) from Continuing Operations Attributable to
Monsanto Company(3)	546	1,091	694	(233)	2,098
Income on Discontinued Operations	10	1	—	—	11
Net Income (Loss)	558	1,093	705	(223)	2,133
Net (Loss) Income Attributable to Monsanto Company(3)	$556	$1,092	$694	$(233)	$2,109

Basic Earnings (Loss) per Share Attributable to Monsanto Company:(2)
Income (loss) from continuing operations	$0.99	$1.99	$1.27	$(0.42)	$3.83
Income (loss) on discontinued operations	0.02	0.01	—	(0.01)	0.02
Net Income (Loss) Attributable to Monsanto Company	$1.01	$2.00	$1.27	$(0.43)	$3.85

Diluted Earnings (Loss) per Share Attributable to Monsanto Company:(1)(2)
Income (loss) from continuing operations	$0.98	$1.96	$1.25	$(0.42)	$3.78
Income (loss) on discontinued operations	0.02	0.01	—	(0.01)	0.02
Net Income (Loss) Attributable to Monsanto Copmany	$1.00	$1.97	$1.25	$(0.43)	$3.80

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009
SIGNIFICANT ACCOUNTING POLICIES (Details) [Abstract]
Percentage Of LIFO Inventory	1400.00%	1400.00%
Other Intangible Assets [Line Items]
Asset Retirement Obligation	$ 65,000,000	$ 61,000,000
Asset Retirement Obligation Accretion Expense	7,000,000
Asset Retirement Obligation Decreased Costs	3,000,000
Biotechnology Company
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	1600.00%
Equity Investment Total Assets	48,000,000
Equity Investment Total Liabilities	7,000,000
Equity Investment Total Revenue	17,000,000
Max Exposure to Investments	15,000,000
Buildings
Property Plant and Equipment Useful Lives [Line Items]
Property Plant And Equipment Estimated Useful Lives	25
Machinery and Equipment
Property Plant and Equipment Useful Lives [Line Items]
Property Plant And Equipment Estimated Useful Lives	10
Computer Software
Property Plant and Equipment Useful Lives [Line Items]
Property Plant And Equipment Estimated Useful Lives	7
Acquired Germplasm
Other Intangible Assets [Line Items]
Useful Life Minimum (Years)	5
Useful Life Maximum (Years)	30
Acquired Intellectual Property
Other Intangible Assets [Line Items]
Useful Life Minimum (Years)	3
Useful Life Maximum (Years)	10
Trademarks
Other Intangible Assets [Line Items]
Useful Life Minimum (Years)	2
Useful Life Maximum (Years)	30
Customer Relationships
Other Intangible Assets [Line Items]
Useful Life Minimum (Years)	3
Useful Life Maximum (Years)	$ 20

BUSINESS COMBINATIONS (Details) (USD $)	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
Business Acquisition [Line Items]
Contingent consideration		$ 5,000,000
Acquired in-process research and development		163,000,000	164,000,000
Acquired Identifiable Intangible Assets Detail [Abstract]
Other Intangible Assets	28,000,000	33,000,000	373,000,000
Business Acquisition Purchase Price Allocation [Abstract]
Current Assets	51,000,000	2,000,000	266,000,000
Property, Plant and Equipment	25,000,000	6,000,000	143,000,000
Goodwill	20,000,000	131,000,000	478,000,000
Other Intangible Assets	28,000,000	33,000,000	373,000,000
Acquired in process research and development		(163,000,000)	(164,000,000)
Other Assets			24,000,000
Total Assets Acquired	124,000,000	335,000,000	1,447,000,000
Current Liabilities	38,000,000	10,000,000	160,000,000
Other Liabilities	7,000,000	2,000,000	236,000,000
Total Liabilites Assumed	45,000,000	12,000,000	396,000,000
Net Assets Acquired	79,000,000	323,000,000	1,051,000,000
Supplemental Information:
Cash acquired	3,000,000		49,000,000
Cash paid, net of cash acquired	76,000,000	323,000,000	1,002,000,000
Restructuring of Acquired Subsidiaries			16,000,000
Seminium
Business Acquisition [Line Items]
Acquisition cost	20,000,000
Transaction cost	1,000,000
Fair Value of Acquisition	36,000,000
Acquiree percentage	51.00%
Gain on remeasurement of equity interest	12,000,000
Previously held equity percentage	49.00%
Fair value of previously held interest	16,000,000
Soybean Plant in Chile
Business Acquisition [Line Items]
Acquisition cost	34,000,000
Transaction cost	1,000,000
Fair Value of Acquisition	34,000,000
Westbred
Business Acquisition [Line Items]
Acquisition cost		49,000,000
Transaction cost		4,000,000
Aly Participacoes Ltda.
Business Acquisition [Line Items]
Acquisition cost		264,000,000
Transaction cost		1,000,000
Acquired in-process research and development		162,000,000
Acquiree percentage		100.00%
Assumptions For Fair Value Of Acquired In Process Research And Development [Abstract]
Weighted Average Discount Rate		17.00%
Estimated Costs to Complete		166,000,000
Expected Years of Product Launches		2010-2019
DeRuiter
Business Acquisition [Line Items]
Acquisition cost			756,000,000
Transaction cost			3,000,000
Acquired in-process research and development			161,000,000
Acquiree percentage			100.00%
Assumptions For Fair Value Of Acquired In Process Research And Development [Abstract]
Weighted Average Discount Rate			12.00%
Estimated Costs to Complete			142,000,000
Expected Years of Product Launches			2009-2014
Acquired Identifiable Intangible Assets Detail [Abstract]
Other Intangible Assets			303,000,000
Business Acquisition Purchase Price Allocation [Abstract]
Current Assets			161,000,000
Property, Plant and Equipment			102,000,000
Goodwill			288,000,000
Other Intangible Assets			303,000,000
Acquired in process research and development			161,000,000
Other Assets			13,000,000
Total Assets Acquired			1,028,000,000
Current Liabilities			89,000,000
Other Liabilities			153,000,000
Total Liabilites Assumed			242,000,000
Net Assets Acquired			786,000,000
Supplemental Information:
Cash acquired			28,000,000
Cash paid, net of cash acquired			758,000,000
Cristiani
Business Acquisition [Line Items]
Acquisition cost			135,000,000
Transaction cost			3,000,000
Agroeste Sementes
Business Acquisition [Line Items]
Acquisition cost			91,000,000
Transaction cost			1,000,000
Acquiree percentage			100.00%
Other Acquisitions
Business Acquisition [Line Items]
Acquisition cost			18,000,000
Transaction cost			2,000,000
Acquired Identifiable Intangible Assets Detail [Abstract]
Other Intangible Assets			70,000,000
Business Acquisition Purchase Price Allocation [Abstract]
Current Assets			105,000,000
Property, Plant and Equipment			41,000,000
Goodwill			190,000,000
Other Intangible Assets			70,000,000
Acquired in process research and development			2,000,000
Other Assets			11,000,000
Total Assets Acquired			419,000,000
Current Liabilities			71,000,000
Other Liabilities			83,000,000
Total Liabilites Assumed			154,000,000
Net Assets Acquired			265,000,000
Supplemental Information:
Cash acquired			21,000,000
Cash paid, net of cash acquired			244,000,000
Acquired Germplasm
Acquired Identifiable Intangible Assets Detail [Abstract]
Weighted Average Life (Years)	5
Useful Life (Years)	5
Other Intangible Assets	3,000,000
Business Acquisition Purchase Price Allocation [Abstract]
Other Intangible Assets	3,000,000
Trademarks
Acquired Identifiable Intangible Assets Detail [Abstract]
Weighted Average Life (Years)	8
Useful Life (Years)	8
Other Intangible Assets	5,000,000
Business Acquisition Purchase Price Allocation [Abstract]
Other Intangible Assets	5,000,000
Customer Relationships
Acquired Identifiable Intangible Assets Detail [Abstract]
Weighted Average Life (Years)	10
Useful Life (Years)	10
Other Intangible Assets	8,000,000
Business Acquisition Purchase Price Allocation [Abstract]
Other Intangible Assets	8,000,000
Other Intangible Assets
Acquired Identifiable Intangible Assets Detail [Abstract]
Weighted Average Life (Years)	1
Useful Life Minimum (Years)	1
Useful Life Maximum (Years)	5
Other Intangible Assets	12,000,000
Business Acquisition Purchase Price Allocation [Abstract]
Other Intangible Assets	$ 12,000,000

RESTRUCTURING (Details) (USD $) In Millions	3 Months Ended								12 Months Ended			20 Months Ended
	Aug. 31, 2010	May 31, 2010	Feb. 28, 2010	Nov. 30, 2009	Aug. 31, 2009	May 31, 2009	Feb. 28, 2009	Nov. 30, 2008	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008	Feb. 28, 2011
Restructuring And Related Cost [Line Items]
Cost of goods sold									$ 5,416	$ 4,962	$ 5,188
Restructuring charges, net									210	361
Total Restructuring Charges, Net												730
Total									370	845	899
Net Loss	(139)	397	889	(19)	(223)	705	1,093	558	1,128	2,133	2,044
Restructuring Plan [Abstract]
Total Restructuring Charges, Net												730
Summary Restructuring [Abstract]
Balance				266					266
Restructuring charges recognized												730
Cash payments									(263)	(7)
Asset impairments and write-offs									(115)	(118)
Acceleration of stock-based compensation expense in additional contributed capital									(4)	(15)
Foreign currency impact									(11)
Balance	197				266				197	266
Work Force Reductions
Restructuring And Related Cost [Line Items]
Total Restructuring Charges, Net									132	238		370
Restructuring Plan [Abstract]
Total Restructuring Charges, Net									132	238		370
Summary Restructuring [Abstract]
Balance									216
Restructuring charges recognized									132	238		370
Cash payments									(180)	(7)
Acceleration of stock-based compensation expense in additional contributed capital									(4)	(15)
Foreign currency impact									(11)
Balance	153				216				153	216
Work Force Reductions | Seeds And Genomics
Restructuring And Related Cost [Line Items]
Total Restructuring Charges, Net									85	175		260
Restructuring Plan [Abstract]
Total Restructuring Charges, Net									85	175		260
Summary Restructuring [Abstract]
Restructuring charges recognized									85	175		260
Work Force Reductions | Agricultural Productivity
Restructuring And Related Cost [Line Items]
Total Restructuring Charges, Net									47	63		110
Restructuring Plan [Abstract]
Total Restructuring Charges, Net									47	63		110
Summary Restructuring [Abstract]
Restructuring charges recognized									47	63		110
Facility Closures And Exit Cost
Restructuring And Related Cost [Line Items]
Total Restructuring Charges, Net									77	50		127
Restructuring Plan [Abstract]
Total Restructuring Charges, Net									77	50		127
Summary Restructuring [Abstract]
Balance									50
Restructuring charges recognized									77	50		127
Cash payments									(83)
Balance	44				50				44	50
Facility Closures And Exit Cost | Seeds And Genomics
Restructuring And Related Cost [Line Items]
Total Restructuring Charges, Net									46	3		49
Restructuring Plan [Abstract]
Total Restructuring Charges, Net									46	3		49
Summary Restructuring [Abstract]
Restructuring charges recognized									46	3		49
Facility Closures And Exit Cost | Agricultural Productivity
Restructuring And Related Cost [Line Items]
Total Restructuring Charges, Net									31	47		78
Restructuring Plan [Abstract]
Total Restructuring Charges, Net									31	47		78
Summary Restructuring [Abstract]
Restructuring charges recognized									31	47		78
Property, plant and equipment
Restructuring And Related Cost [Line Items]
Total Restructuring Charges, Net									9	35		44
Restructuring Plan [Abstract]
Total Restructuring Charges, Net									9	35		44
Summary Restructuring [Abstract]
Restructuring charges recognized									9	35		44
Property, plant and equipment | Seeds And Genomics
Restructuring And Related Cost [Line Items]
Total Restructuring Charges, Net									8	31		39
Restructuring Plan [Abstract]
Total Restructuring Charges, Net									8	31		39
Summary Restructuring [Abstract]
Restructuring charges recognized									8	31		39
Property, plant and equipment | Agricultural Productivity
Restructuring And Related Cost [Line Items]
Total Restructuring Charges, Net									1	4		5
Restructuring Plan [Abstract]
Total Restructuring Charges, Net									1	4		5
Summary Restructuring [Abstract]
Restructuring charges recognized									1	4		5
Inventory
Restructuring And Related Cost [Line Items]
Total Restructuring Charges, Net									106	24		130
Restructuring Plan [Abstract]
Total Restructuring Charges, Net									106	24		130
Summary Restructuring [Abstract]
Restructuring charges recognized									106	24		130
Inventory | Seeds And Genomics
Restructuring And Related Cost [Line Items]
Total Restructuring Charges, Net									93	24		117
Restructuring Plan [Abstract]
Total Restructuring Charges, Net									93	24		117
Summary Restructuring [Abstract]
Restructuring charges recognized									93	24		117
Inventory | Agricultural Productivity
Restructuring And Related Cost [Line Items]
Total Restructuring Charges, Net									13			13
Restructuring Plan [Abstract]
Total Restructuring Charges, Net									13			13
Summary Restructuring [Abstract]
Restructuring charges recognized									13			13
Other intangible assets
Restructuring And Related Cost [Line Items]
Total Restructuring Charges, Net										59		59
Restructuring Plan [Abstract]
Total Restructuring Charges, Net										59		59
Summary Restructuring [Abstract]
Restructuring charges recognized										59		59
Other intangible assets | Seeds And Genomics
Restructuring And Related Cost [Line Items]
Total Restructuring Charges, Net										59		59
Restructuring Plan [Abstract]
Total Restructuring Charges, Net										59		59
Summary Restructuring [Abstract]
Restructuring charges recognized										59		59
Asset Impairments
Restructuring And Related Cost [Line Items]
Total Restructuring Charges, Net									115	118
Restructuring Plan [Abstract]
Total Restructuring Charges, Net									115	118
Summary Restructuring [Abstract]
Restructuring charges recognized									115	118
Asset impairments and write-offs									(115)	(118)
Intellectual Property Write Off
Restructuring And Related Cost [Line Items]
Total Restructuring Charges, Net										18
Restructuring Plan [Abstract]
Total Restructuring Charges, Net										18
Summary Restructuring [Abstract]
Restructuring charges recognized										18
Seeds And Genomics
Restructuring And Related Cost [Line Items]
Total Restructuring Charges, Net									232	292		524
Restructuring Plan [Abstract]
Total Restructuring Charges, Net									232	292		524
Summary Restructuring [Abstract]
Restructuring charges recognized									232	292		524
Seeds And Genomics | Restructuring Charges
Restructuring And Related Cost [Line Items]
Cost of goods sold									(101)	(44)
Restructuring charges, net									(131)	(248)
Agricultural Productivity
Restructuring And Related Cost [Line Items]
Total Restructuring Charges, Net									92	114		206
Restructuring Plan [Abstract]
Total Restructuring Charges, Net									92	114		206
Summary Restructuring [Abstract]
Restructuring charges recognized									92	114		206
Agricultural Productivity | Restructuring Charges
Restructuring And Related Cost [Line Items]
Cost of goods sold									(13)	(1)
Restructuring charges, net									(79)	(113)
Restructuring Charges
Restructuring And Related Cost [Line Items]
Cost of goods sold									(114)	(45)
Restructuring charges, net									(210)
Total Restructuring Charges, Net									(324)	(406)
Total									100	116
Net Loss									(224)	(290)
Restructuring Charges Reversal									32
Restructuring Plan [Abstract]
Total Restructuring Charges, Net									(324)	(406)
Summary Restructuring [Abstract]
Restructuring charges recognized									$ (324)	$ (406)

RECEIVABLES (Details) (USD $) In Millions	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
Allowance For Doubtful Accounts Current [Abstract]
Balance as of	$ 162	$ 218	$ 217
Additions - charged to expense	51	23	42
Deductions and Other	(70)	(79)	(41)
Balance as of	143	162	218
Allowance For Doubtful Accounts Long Term [Abstract]
Balance as of	172	179	131
Additions - charged to expense	7	26	15
Other	47	(33)	33
Balance as of	$ 226	$ 172	$ 179

CUSTOMER FINANCING PROGRAMS (Details) (USD $)	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
US QSPE
Customer Financing Programs [Line Items]
Maximum Amount Of Potential Sales Of Receivables	$ 250,000,000
Proceeds From Sale Of Receivables		130,000,000	66,000,000
Maximum recourse	130,000,000
Deliquent loans	0
Servicing income (expense)		1,000,000	2,000,000
Brazil QSPE
Customer Financing Programs [Line Items]
Maximum Amount Of Potential Sales Of Receivables	550,000,000
Investment in QSPE	10,000,000
Interest earned	2,000,000
Loss on Sale	10
Proceeds From Sale Of Receivables	115,000,000
Loan balance outstanding	48,000,000
Maximum recourse	15,000,000
QSPE recourse provision	5,000,000
Deliquent loans	3,000,000
QSPE Third Party Senior Interest	88.00%
QSPE Subordinate Interest	12.00%
QSPE Recourse Provision	12.00%
US Program
Customer Financing Programs [Line Items]
Maximum Amount Of Potential Sales Of Receivables		500,000,000
Proceeds From Sale Of Receivables	221,000,000	319,000,000
Loan balance outstanding	223,000,000	319,000,000
Guarantee liability	2,000,000	2,000,000
Maximum recourse	9,000,000
Deliquent loans	3,000,000	0
Bank Financing
Customer Financing Programs [Line Items]
Proceeds From Sale Of Receivables	112,000,000	72,000,000	48,000,000
Loan balance outstanding	91,000,000	57,000,000
Guarantee liability	1,000,000	1,000,000
Maximum recourse	58,000,000
Deliquent loans	0	0
Brazil Programs
Customer Financing Programs [Line Items]
Maximum Amount Of Potential Sales Of Receivables	300,000,000
Loan balance outstanding	100,000,000	160,000,000
Guarantee liability	3,000,000	6,000,000
Maximum recourse	100,000,000
Deliquent loans	2,000,000	2,000,000
Europe And Latin America
Customer Financing Programs [Line Items]
Loan balance outstanding	36,000,000	48,000,000
Guarantee liability	2,000,000	5,000,000
Maximum recourse	29,000,000
Deliquent loans	$ 0	$ 0

INVENTORY (Details) (USD $) In Millions	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
Additional Information [Abstract]
Effect Of LIFO Inventory Liquidation On Income	$ 2
Components of Inventory (Details)
Finished Goods	1,134	1,362
Goods In Process	1,333	1,340
Raw Materials and Supplies	383	417
Inventories at FIFO Cost	2,850	3,119
Excess of FIFO over LIFO Cost	111	185
Total	2,739	2,934
Inventory Obsolescence [Abstract]
Balance	337	264	169
Additions - charged to expense	219	196	135
Deductions and other	(224)	(123)	(40)
Balance	$ 332	$ 337	$ 264

PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Millions	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009
Property Plant And Equipment [Line Items]
Total property, plant and equipment	$ 8,068	$ 7,158
Less accumulated depreciation	3,841	3,549
Property, Plant and Equipment, Net	4,227	3,609
Gross assets acquired under capital leases	37	35
Asset Impairment Charges	9	35
Land and Improvements
Property Plant And Equipment [Line Items]
Total property, plant and equipment	502	381
Buildings and Improvements
Property Plant And Equipment [Line Items]
Total property, plant and equipment	1,750	1,524
Machinery and Equipment
Property Plant And Equipment [Line Items]
Total property, plant and equipment	4,591	4,119
Computer Software
Property Plant And Equipment [Line Items]
Total property, plant and equipment	531	479
Construction In Progress and Other
Property Plant And Equipment [Line Items]
Total property, plant and equipment	$ 694	$ 655

GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $) In Millions	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
Goodwill [Line Items]
Balance	$ 3,218	$ 3,132
Acquisition Activity	21	110
Foreign Currency Translation and Other	(35)	(24)
Balance	3,204	3,218	3,132
Other Intangible Assets [Line Items]
Carrying Amount	2,809	2,773
Accumulated Amortization	(1,546)	(1,402)
Net	1,263	1,371
Estimated Intangible Asset Amortization Expense [Abstract]
2011	153
2012	132
2013	105
2014	97
2015	86
Additional Information [Abstract]
Accumulated Impairment	2,100
Purchase price allocations			20
Amortization Expense	158	151	167
Preliminary goodwill		125
Seeds And Genomics
Goodwill [Line Items]
Balance	3,156	3,070
Acquisition Activity	21	110
Foreign Currency Translation and Other	(30)	(24)
Balance	3,147	3,156
Agricultural Productivity
Goodwill [Line Items]
Balance	62		62
Foreign Currency Translation and Other	(5)
Balance	57		62
Acquired Germplasm
Other Intangible Assets [Line Items]
Carrying Amount	1,161	1,172
Accumulated Amortization	(640)	(604)
Net	521	568
Acquired Intellectual Property
Other Intangible Assets [Line Items]
Carrying Amount	866	829
Accumulated Amortization	(649)	(589)
Net	217	240
Trademarks
Other Intangible Assets [Line Items]
Carrying Amount	344	345
Accumulated Amortization	(94)	(81)
Net	250	264
Customer Relationships
Other Intangible Assets [Line Items]
Carrying Amount	317	317
Accumulated Amortization	(113)	(88)
Net	204	229
Other Intangible Assets
Other Intangible Assets [Line Items]
Carrying Amount	121	110
Accumulated Amortization	(50)	(40)
Net	$ 71	$ 70

INVESTMENTS AND EQUITY AFFILIATES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
INVESTMENTS AND EQUITY AFFILIATES (Details) [Abstract]
Bankruptcy Dollar Amount Of Shares Received			$ 38
Loss on Sale of Stock			1
Schedule Of Available For Sale Securities [Line Items]
Net Unrealized Loss on Investments, Net of Tax		(6)	(5)
Equity Affiliates [Abstract]
Acquire Interest in Affiliate Percentage	50.00%
Due To Affiliate Noncurrent			20
Research and development services provided	1	1	5
Investment in Joint Venture		1
Equity Affiliate Expense	1	2	3
Impairment Charge	9
Amount payable		1
Long-Term Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Cost	15
Fair Value	10
Net Unrealized Loss on Investments, Net of Tax	(3)
Long-Term Equity Securities 2009
Schedule Of Available For Sale Securities [Line Items]
Cost		2
Fair Value	1	2
Net Unrealized Loss on Investments, Net of Tax	(1)
Long-Term Equity Securities 2008
Schedule Of Available For Sale Securities [Line Items]
Cost			33
Fair Value	22	23
Net Unrealized Loss on Investments, Net of Tax	4	(6)
Impairment	16
Seed Supplier
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	19.00%
Carrying Value	65	60
Inventory Purchased	162	330
Inventory Sales	12	9
Amount Payable	5	84
Purchased Inventory for Future Delivery	$ 7	$ 5

DEFERRED REVENUE (Details) (USD $) In Millions	12 Months Ended						12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008	Aug. 31, 2010 Pioneer Agreement	Aug. 31, 2009 Pioneer Agreement	Nov. 30, 2008 Pioneer Agreement	Aug. 31, 2010 Syngenta Agreement	Aug. 31, 2009 Syngenta Agreement
Deferred Revenue Arrangement [Line Items]
Total Receivable Under Agreement						$ 635
Total Deferred Revenue						635
Cumulative Cash Receipts Under Agreement				725
Revenue Related to Agreement				79	79
Receivable Balance	513	557		470	543		73	70
Deferred Revenue	395	488		397	476		67	70
Interest income	56	71	132	16	19		3	3
Minimum Obligation Under Agreement							$ 81

INCOME TAXES (Details) (USD $) In Millions	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008	Aug. 31, 2007
Components of Income from Continuing Operations [Abstract]
United States	$ 1,234	$ 2,182	$ 1,419
Outside United States	260	785	1,507
Total	1,494	2,967	2,926
Current:
U.S. federal	260	529	527
U.S. state	(1)	13	57
Outside United States	129	170	343
Total Current	388	712	927
Deferred:
U.S. federal	40	113	(51)
U.S. state	24	43	25
Outside United States	(82)	(23)	(2)
Total Deferred	(18)	133	(28)
Total	370	845	899
Income Tax Reconciliation [Abstract]
U.S. Federal Statutory Rate	523	1,038	1,024
U.S. R&D Tax Credit	(10)	(33)	(5)
U.S. Domestic Manufacturing Deduction	(22)	(45)	(13)
Lower Ex-U.S. Rates	(123)	(118)	(201)
State Income Taxes	23	69	49
Valuation Allowances	10	4	(41)
Acquired IPR&D			57
Adjustment for Unrecognized Tax Benefits	3	(16)	40
Other	(34)	(54)	(11)
Income tax provision	370	845	899
Components Of Deferred Tax Assets [Abstract]
Net Operating Loss and Other Carryforwards	865	689
Employee Fringe Benefits	504	424
Intangibles	195	187
Restructuring and Impairment Reserves	168	187
Inventories	149	168
Environmental and Litigation Reserves	97	89
Allowance for Doubtful Accounts	56	73
Other	265	320
Valuation Allowance	57	38
Total Deferred Tax Assets	2,242	2,099
Components Of Deferred Tax Liabilities [Abstract]
Intangibles	454	459
Property, Plant and Equipment	409	375
Other	45	39
Total Deferred Tax Liabilities	908	873
Net Deferred Tax Assets	1,334	1,226
Reconciliation of beginning and ending balance of unrecognized tax benefits [Abstract]
Balance	358	434	256
Increases for prior year tax positions	42	23
Decreases for prior year tax positions	(102)	(27)
Increases for current year tax positions	55	59
Settlements	(6)	(117)
Lapse of statute of limitations	(9)	(4)
Foreign currency translation	3	(10)
Balance	341	358	434	256
Income Tax Examination [Line Items]
Operating Loss Carryforwards	1,200
Additional Information [Abstract]
Undistributed Foreign Earnings	3,600
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	5	(32)		25
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued	46	42		55
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	276	279
Potential Decrease In Uncertain Tax Benefits	50
Brazil
Income Tax Examination [Line Items]
Tax Years	1999—2010
US state and local income taxes
Income Tax Examination [Line Items]
Tax Years	2000—2010
Argentina
Income Tax Examination [Line Items]
Tax Years	2001—2010
Valuation Allowance			43
US federal income tax
Income Tax Examination [Line Items]
Tax Years	2007—2010
Operating Loss Carryforwards	$ 330

DEBT AND OTHER CREDIT ARRANGEMENTS (Details) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008	Aug. 31, 2010 Senior Notes Due 2012	Aug. 31, 2009 Senior Notes Due 2012	Aug. 31, 2010 Senior Notes Due 2035	Aug. 31, 2009 Senior Notes Due 2035	Aug. 31, 2010 Senior Notes Due 2018	Aug. 31, 2009 Senior Notes Due 2018	Aug. 31, 2010 Senior Notes Due 2025	Aug. 31, 2009 Senior Notes Due 2025	Aug. 31, 2005 Senior Notes Due 2025	Aug. 31, 2010 Senior Notes Due 2038	Aug. 31, 2009 Senior Notes Due 2038	Aug. 31, 2010 Shelf Registration 2002	Aug. 31, 2010 Shelf Registration 2005	Aug. 31, 2010 Chesterfield	Aug. 31, 2008 Senior Notes Due 2008	Aug. 31, 2010 Credit Facility Agreement	Aug. 31, 2010 Aggregate Senior Notes	Aug. 31, 2010 March 2009 Interest Rate Swap	Aug. 31, 2009 March 2009 Interest Rate Swap	Aug. 31, 2010 August 2010 Interest Rate Swap	Aug. 31, 2010 July 2010 Interest Rate Swap
Short Term Debt [Abstract]
Current Maturities of Long-Term Debt	$ 193,000,000	$ 31,000,000
Notes Payable to Banks	48,000,000	48,000,000
Total Short-Term Debt	241,000,000	79,000,000
Short-Term Debt Fair Value	241,000,000	79,000,000
Weighted average interest rate on notes payable to banks	4.50%	10.40%
Other (Including Capital Leases)	162,000,000	29,000,000
Long-Term Debt	1,862,000,000	1,724,000,000
Long-Term Debt Fair Value	2,094,000,000	1,863,000,000
Debt Instrument [Line Items]
Discounted Amount				485,000,000	485,000,000	395,000,000	394,000,000	299,000,000	299,000,000	274,000,000	271,000,000		247,000,000	246,000,000
Interest Rate				7.38%		5.50%		5.13%		5.50%			5.88%				0.99%	4.00%
Maturity Date				Aug 15, 2012		Jul 15, 2035		Apr 15, 2018					Apr 15, 2038					May 15, 2008
Face Amount				486,000,000		400,000,000		300,000,000		314,000,000			250,000,000					238,000,000	2,000,000,000	800,000,000
Effective Interest Rate										7.04%
Shelf Registration For Debt Issuance Amount															2,000,000,000	2,000,000,000
Unamortized Premium										40,000,000	42,000,000	53,000,000
Short-Term Portion																	188,000,000
Long-Term Portion																	136,000,000
Total Portion																	324,000,000
Debt Securities															950,000,000
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Notional Amount																						250,000,000	225,000,000	300,000,000
Unrealized Holding Loss																					8,000,000		9,000,000	7,000,000
Unrealized Holding Gain																						9,000,000
Interest Expense [Abstract]
Interest Costs Incurred	187,000,000	163,000,000	132,000,000
Less: Capitalized on Construction	(25,000,000)	(34,000,000)	(22,000,000)
Interest expense	$ 162,000,000	$ 129,000,000	$ 110,000,000

FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2010 Level 1	Aug. 31, 2009 Level 1	Aug. 31, 2010 Level 2	Aug. 31, 2009 Level 2	Aug. 31, 2010 Level 3	Aug. 31, 2010 Cash Collateral Offset	Aug. 31, 2009 Cash Collateral Offset	Aug. 31, 2010 Debt And Equity Securities	Aug. 31, 2010 Carrying Value	Aug. 31, 2010 Fair Value	Aug. 31, 2010 Total Impairment
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash equivalents	$ 1,078	$ 1,548	$ 1,078	$ 1,548
Debt and equity securities	33		23				10
Equity securities		25		25
Foreign currency	26	34			26	34
Interest rates		14				14
Corn	3		10		2			(9)
Soybeans	3		6		3			(6)
Commodities				2					(2)
Total Assets at Fair Value	1,143	1,621	1,117	1,575	31	48	10	(15)	(2)
Foreign currency	5	37			5	37
Interest Rates	39				39
Corn	9				9
Soybeans	4				4
Energy and raw materials	22				22
Commodities		31		93		31			(93)
Total Liabilities at Fair Value	79	68		93	79	68			(93)
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Purchases, sales, issuances, settlements and payments received										15
Unrealized loss in investments included in accumulated other comprehensive loss										(5)
Ending Balance										10
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Property Plant And Equipment, Net											21	1	21
Long-lived Assets Held For Sale											2	1	2
Other Intangible Assets, Net											$ 14	$ 1	$ 14

FINANCIAL INSTRUMENTS (Details) (USD $) In Millions	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
Notional Amount of Derivaties [Line Items]
Derivatives Designated as Hedges	$ 1,545	$ 1,684
Derivatives Not Designated as Hedges	985	1,392
Asset Derivatives:
Derivative Assets Designated As Hedges	39	43
Derivative Assets Not Designated As Hedges	8	7
Total Asset Derivatives	47	50
Liability Derivatives:
Derivative Liabilities Designated As Hedges	61	133
Derivative Liabilities Not Designated As Hedges	18	28
Total Liability Derivatives	79	161
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)	(6)	(134)	(43)
Amount of Gain (Loss) Recognized in income	(140)	(51)	55
Derivative Instruments Gain Loss [Parenthetical]
Loss On Fair Value Hedge Ineffectiveness	(5)	(1)	(2)
Foreign Currency Transaction Gain (Loss) Realized	14	25	(76)
Additional Information [Abstract]
Derivative Instruments Loss Reclassified From Accumulated OCI Into Income Effective Portion	9
Derivative Instruments Loss Recognized In Income	29
Derivative Net Liability Position Aggregate Fair Value	64	43
Derivatives Designated As Hedges | Foreign Exchange Contracts | Cash Flow Hedges | Cost of goods sold
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)	19	40	(4)
Amount of Gain (Loss) Recognized in income	18	32	(18)
Derivatives Designated As Hedges | Foreign Exchange Contracts | Cash Flow Hedges | Net sales
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)	(12)	34	2
Amount of Gain (Loss) Recognized in income	(5)	35	(15)
Derivatives Designated As Hedges | Foreign Exchange Contracts | Net Investment Hedges
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)	(3)	21	(127)
Derivatives Not Designated As Hedges | Foreign Exchange Contracts | Other expense, net
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in income	(46)	(140)	71
Foreign Exchange Contracts
Notional Amount of Derivaties [Line Items]
Derivatives Designated as Hedges	383	718
Derivatives Not Designated as Hedges	862	1,391
Miscellaneous Receivables | Foreign Exchange Contracts
Asset Derivatives:
Derivative Assets Designated As Hedges	23	14
Derivative Assets Not Designated As Hedges	3	7
Other Assets | Foreign Exchange Contracts
Asset Derivatives:
Derivative Assets Designated As Hedges		13
Miscellaneous Short Term Accruals | Foreign Exchange Contracts
Liability Derivatives:
Derivative Liabilities Designated As Hedges		10
Derivative Liabilities Not Designated As Hedges	5	27
Derivatives Designated As Hedges | Commodity Contracts | Fair Value Hedges | Cost of goods sold
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in income	6	(9)	(17)
Derivatives Designated As Hedges | Commodity Contracts | Cash Flow Hedges
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)	43	(243)	133
Derivatives Designated As Hedges | Commodity Contracts | Cash Flow Hedges | Cost of goods sold
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in income	(94)	23	39
Derivatives Not Designated As Hedges | Commodity Contracts | Cost of goods sold
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in income	(1)	14	(1)
Derivatives Not Designated As Hedges | Commodity Contracts | Net sales
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in income	(10)
Derivatives Not Designated As Hedges | Commodity Contracts | Other expense, net
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in income	(2)
Commodity Contracts
Notional Amount of Derivaties [Line Items]
Derivatives Designated as Hedges	387	716
Derivatives Not Designated as Hedges	123	1
Derivative Instruments Gain Loss [Parenthetical]
Gain On Cash Flow Hedge Ineffectiveness	1	(3)	3
Commodity Contracts | Fair Value Hedges
Derivative Instruments Gain Loss [Parenthetical]
Gain (Loss) On Underlying Inventory	(11)	8	15
Other Assets | Commodity Contracts
Asset Derivatives:
Derivative Assets Designated As Hedges	4	1
Liability Derivatives:
Derivative Liabilities Designated As Hedges		7
Other Current Assets | Commodity Contracts
Asset Derivatives:
Derivative Assets Designated As Hedges	12	1
Liability Derivatives:
Derivative Liabilities Designated As Hedges		85
Derivative Liabilities Not Designated As Hedges		1
Trade Receivables Net | Commodity Contracts
Asset Derivatives:
Derivative Assets Not Designated As Hedges	5
Liability Derivatives:
Derivative Liabilities Not Designated As Hedges	4
Miscellaneous Short Term Accruals | Commodity Contracts
Liability Derivatives:
Derivative Liabilities Designated As Hedges	14	19
Derivative Liabilities Not Designated As Hedges	9
Other Liabilities | Commodity Contracts
Liability Derivatives:
Derivative Liabilities Designated As Hedges	8	12
Derivatives Designated As Hedges | Interest Rate Contracts | Cash Flow Hedges
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)	(53)	14	(47)
Derivatives Designated As Hedges | Interest Rate Contracts | Cash Flow Hedges | Interest expense
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in income	(6)	(6)	(4)
Interest Rate Contracts
Notional Amount of Derivaties [Line Items]
Derivatives Designated as Hedges	775	250
Other Assets | Interest Rate Contracts
Asset Derivatives:
Derivative Assets Designated As Hedges		14
Miscellaneous Short Term Accruals | Interest Rate Contracts
Liability Derivatives:
Derivative Liabilities Designated As Hedges	11
Other Liabilities | Interest Rate Contracts
Liability Derivatives:
Derivative Liabilities Designated As Hedges	28
Derivatives Designated As Hedges
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)	(6)	(134)	(43)
Amount of Gain (Loss) Recognized in income	(81)	75	(15)
Derivatives Not Designated As Hedges
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in income	$ (59)	$ (126)	$ 70

POSTRETIREMENT BENEFITS - PENSIONS (Details) (USD $) In Millions, unless otherwise specified	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2010 United States Pension Plans	Aug. 31, 2009 United States Pension Plans	Aug. 31, 2008 United States Pension Plans	Aug. 31, 2010 United States Pension Plans Level 1	Aug. 31, 2010 United States Pension Plans Level 1 Cash And Cash Temporary Investment Funds	Aug. 31, 2010 United States Pension Plans Level 1 Domestic Small Capitalization	Aug. 31, 2010 United States Pension Plans Level 1 Domestic Large Capitalization	Aug. 31, 2010 United States Pension Plans Level 1 International Developed Markets	Aug. 31, 2010 United States Pension Plans Level 1 International Emerging Markets	Aug. 31, 2010 United States Pension Plans Level 1 Equity index futures	Aug. 31, 2010 United States Pension Plans Level 2	Aug. 31, 2010 United States Pension Plans Level 2 US government debt	Aug. 31, 2010 United States Pension Plans Level 2 US agency debt	Aug. 31, 2010 United States Pension Plans Level 2 US state and municipal debt	Aug. 31, 2010 United States Pension Plans Level 2 US corporate debt	Aug. 31, 2010 United States Pension Plans Level 2 Foreign corporate debt	Aug. 31, 2010 United States Pension Plans Level 2 Other debt securities	Aug. 31, 2010 United States Pension Plans Level 2 International Emerging Markets	Aug. 31, 2010 United States Pension Plans Level 2 Interest In Pooled Funds Cash And Cash Equivalent Funds	Aug. 31, 2010 United States Pension Plans Level 2 Interest In Pooled Funds Common And Preferred Stock Funds	Aug. 31, 2010 United States Pension Plans Level 2 Interest In Pooled Funds Corporate Debt Funds	Aug. 31, 2010 United States Pension Plans Level 2 Interest In Pooled Funds Mortgage Backed Securities Funds	Aug. 31, 2010 United States Pension Plans Level 2 Interest In Pooled Collerateral Fund Held Under Securities Lending Agreement	Aug. 31, 2010 United States Pension Plans Level 2 Common And Preferred Stock Sold Short Derivatives	Aug. 31, 2010 United States Pension Plans Level 3	Aug. 31, 2010 United States Pension Plans Level 3 Private Equity Investments	Aug. 31, 2010 United States Pension Plans Level 3 Partnership And Joint Venture Interests	Aug. 31, 2010 United States Pension Plans Level 3 Real Estate Investments	Aug. 31, 2010 United States Pension Plans Cash Collateral Offset	Aug. 31, 2010 United States Pension Plans Cash Collateral Offset Equity index futures	Aug. 31, 2010 United States Pension Plans Cash Collateral Offset Common And Preferred Stock Sold Short Derivatives	Aug. 31, 2010 United States Pension Plans Cash And Cash Temporary Investment Funds	Aug. 31, 2010 United States Pension Plans US government debt	Aug. 31, 2010 United States Pension Plans US agency debt	Aug. 31, 2010 United States Pension Plans US state and municipal debt	Aug. 31, 2010 United States Pension Plans US corporate debt	Aug. 31, 2010 United States Pension Plans Foreign corporate debt	Aug. 31, 2010 United States Pension Plans Other debt securities	Aug. 31, 2010 United States Pension Plans Domestic Small Capitalization	Aug. 31, 2010 United States Pension Plans International Developed Markets	Aug. 31, 2010 United States Pension Plans International Emerging Markets	Aug. 31, 2010 United States Pension Plans Private Equity Investments	Aug. 31, 2010 United States Pension Plans Partnership And Joint Venture Interests	Aug. 31, 2010 United States Pension Plans Real Estate Investments	Aug. 31, 2010 United States Pension Plans Interest In Pooled Funds Cash And Cash Equivalent Funds	Aug. 31, 2010 United States Pension Plans Interest In Pooled Funds Common And Preferred Stock Funds	Aug. 31, 2010 United States Pension Plans Interest In Pooled Funds Corporate Debt Funds	Aug. 31, 2010 United States Pension Plans Interest In Pooled Funds Mortgage Backed Securities Funds	Aug. 31, 2010 United States Pension Plans Interest In Pooled Collerateral Fund Held Under Securities Lending Agreement	Aug. 31, 2010 Foreign Pension Plans	Aug. 31, 2009 Foreign Pension Plans	Aug. 31, 2008 Foreign Pension Plans	Aug. 31, 2010 Foreign Pension Plans Level 1	Aug. 31, 2010 Foreign Pension Plans Level 1 Cash And Cash Temporary Investment Funds	Aug. 31, 2010 Foreign Pension Plans Level 1 Domestic Large Capitalization	Aug. 31, 2010 Foreign Pension Plans Level 1 International	Aug. 31, 2010 Foreign Pension Plans Level 1 Insurance Backed Securities	Aug. 31, 2010 Foreign Pension Plans Level 2	Aug. 31, 2010 Foreign Pension Plans Level 2 Foreign Government Debt	Aug. 31, 2010 Foreign Pension Plans Level 2 Interest In Pooled Funds Common And Preferred Stock Funds	Aug. 31, 2010 Foreign Pension Plans Level 2 Interest In Pooled Funds Government Debt Funds	Aug. 31, 2010 Foreign Pension Plans Level 2 Interest In Pooled Funds Corporate Debt Funds	Aug. 31, 2010 Foreign Pension Plans Level 3	Aug. 31, 2010 Foreign Pension Plans Level 3 Insurance Backed Securities	Aug. 31, 2010 Foreign Pension Plans Cash And Cash Temporary Investment Funds	Aug. 31, 2010 Foreign Pension Plans Foreign Government Debt	Aug. 31, 2010 Foreign Pension Plans Domestic Large Capitalization	Aug. 31, 2010 Foreign Pension Plans International	Aug. 31, 2010 Foreign Pension Plans Insurance Backed Securities	Aug. 31, 2010 Foreign Pension Plans Interest In Pooled Funds Common And Preferred Stock Funds	Aug. 31, 2010 Foreign Pension Plans Interest In Pooled Funds Government Debt Funds	Aug. 31, 2010 Foreign Pension Plans Interest In Pooled Funds Corporate Debt Funds	Aug. 31, 2010 Total Pension Plans	Aug. 31, 2009 Total Pension Plans	Aug. 31, 2008 Total Pension Plans	Aug. 31, 2010 Domestic Large Capitalization	Aug. 31, 2010 Equity index futures	Aug. 31, 2010 Common And Preferred Stock Sold Short Derivatives
Defined Benefit Plan Disclosure [Line Items]
Service Cost for Benefits Earned During the Year			$ 49	$ 45	$ 39																																															$ 6	$ 7	$ 6																					$ 55	$ 52	$ 45
Interest Cost on Benefit Obligation			91	100	94																																															14	15	15																					105	115	109
Assumed Return on Plan Assets			(118)	(109)	(108)																																															(15)	(17)	(18)																					(133)	(126)	(126)
Amortization of Unrecognized Amounts			52	35	37																																															4	3	3																					56	38	40
Curtailment and Settlement Charge (Gain)			3																																																	(1)	1																						2	1
Total Net Periodic Benefit Cost			77	71	62																																															8	9	6																					85	80	68
Plan Assets and Benefit Obligations Recognized in OCI [Abstract]
Current Year Actuarial Loss			198																																																	29																							227
Recognition of Actuarial (Loss)			(52)																																																	(10)																							(62)
Current Year Prior Service (Credit) Cost			(3)																																																	1																							(2)
Recognition of Prior Service Credit (Cost)			(2)																																																	2
Effect of foreign currency translation adjustments																																																				(8)																							(8)
Total Recognized in Accumulated Other Comprehensive Income			141																																																	14																							155
Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost [Abstract]
Discount Rate			5.30%	6.50%	6.05%																																															5.54%	5.84%	5.48%
Assumed long term rate of return on assets			7.75%	8.00%	8.25%																																															6.63%	7.09%	7.05%
Annual rates of salary increase			2.45%	4.25%	4.30%																																															4.04%	4.14%	3.28%
Change in Benefit Obligation:
Benefit obligation at beginning of period			1,744	1,569																																																307	309																						2,051	1,878
Defined Benefit Plan Service Cost			49	45	39																																															6	7	6																					55	52	45
Defined Benefit Plan Interest Cost			91	100	94																																															14	15	15																					105	115	109
Plan participants contributions																																																				1	1																						1	1
Plan Amendments			(3)																																																	1																							(2)
Actuarial (gain) loss			210	145																																																32	6																						242	151
Benefits paid			(138)	(115)																																																(23)	(16)																						(161)	(131)
Special termination benefits																																																				1																							1
Settlements / curtailments			(3)																																																	(6)	(2)																						(9)	(2)
Currency loss																																																				(26)	(13)																						(26)	(13)
Other																																																				12																							12
Benefit Obligation at End of Period			1,950	1,744	1,569																																															319	307	309																					2,269	2,051	1,878
Change in Plan Assets:
Fair value of plan assets at beginning of period			1,281	1,319																																																235	241																						1,516	1,560
Actual (loss) gain on plan assets			126	(99)																																																25	4																						151	(95)
Employer contribution			114	176																																																19	11																						133	187
Plan participants contributions																																																				1	1																						1	1
Benefits paid			(138)	(115)																																																(23)	(16)																						(161)	(131)
Currency (loss) gain																																																				(22)	(10)																						(22)	(10)
Defined Benefit Plan Assets Other																																																				8	3																						8	3
Plan Assets at End of Period			1,383	1,281	1,319																																															243	235	241																					1,626	1,516	1,560
Net Amount Recognized			567	463																																																76	72																						643	535
Defined Benefit Plan Contributions By Employer Assets																																																																											12	7
Weighted Average Assumptions Used In Calculating Benefit Obligation [Abstract]
Discount Rate			4.35%	5.30%																																																4.25%	5.54%
Rate Of Compensation Increase			4.00%	2.45%																																																3.79%	4.04%
Projected Benefit Obligation With Projected Benefit Obligations In Excess Of Plan Assets [Abstract]
PBO			1,950	1,744																																																283	260																						2,233	2,004
ABO			1,848	1,683																																																260	230																						2,108	1,913
Fair Value of Plan Assets with PBOs in Excess of Plan Assets			1,383	1,281																																																226	206																						1,609	1,487
Projected Benefit Obligation With Accumulated Benefit Obligations In Excess Of Plan Assets [Abstract]
PBO			1,950	1,744																																																168	165																						2,118	1,909
ABO			1,848	1,683																																																157	142																						2,005	1,825
Fair Value of Plan Assets with ABOs in Excess of Plan Assets			1,383	1,281																																																118	113																						1,501	1,394
Pension And Other Postretirement Defined Benefit Plans Noncurrent Liabilities [Abstract]
Miscellaneous Short Term Accruals			4	4																																																6	8																						10	12
Postretirement Liabilities	920	793	563	459																																																76	75																						639	534
Other Assets																																																				(6)	(11)																						(6)	(11)
Net Amount Recognized			567	463																																																76	72																						643	535
Defined Benefit Plan Accumulated Other Comprehensive Income Before Tax [Abstract]
Net Loss			921	775																																																75	64																						996	839
Prior Service Cost (Credit)			1	6																																																1	(2)																						2	4
Total			922	781																																																76	62																						998	843
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year [Abstract]
Amortization Of Net Gain / Loss																																																																											76
Amortization Of Net Prior Service Credit																																																																											1
Defined Benefit Plan Assets Target Allocations [Abstract]
Equity Securities Minimum			50.00%
Equity Securities Maximum			60.00%																																																	37.00%
Debt Securities Minimum			35.00%
Debt Securities Maximum			45.00%																																																	57.00%
Real Estate Minimum			2.00%
Real Estate Maximum			8.00%
Other Minimum			0.00%
Other Maximum			3.00%																																																	6.00%
Defined Benefit Plan Weighted Average Asset Allocations [Abstract]
Equity Securities			58.70%	59.50%																																																30.60%	32.90%
Debt Securities			33.40%	28.30%																																																54.50%	59.60%
Real Estate			2.90%	3.30%
Other			5.00%	8.90%																																																14.90%	7.50%
Total			100.00%	100.00%																																																100.00%	100.00%
Defined Benefit Plan Assets Fair Value [Abstract]
Total Investment at Fair Value			1,511			496	14	50	223	170	34	5	866	159	8	8	130	37	15	1	115	168	71	7	168	(21)	133	57	36	40	16	(5)	21	14	159	8	8	130	37	15	50	170	35	57	36	40	115	168	71	7	168	241			63	13	21	28	1	167	13	96	1	57	11	11	13	13	21	28	12	96	1	57				223
Defined Benefit Plan Assets Unobservable Inputs [Abstract]
Balance			121																																																	6
Purchases, sales, issuances, settlements and payments received			(1)																																																	5
Unrealized loss in investments			13
Balance			133	121																																																11	6
Defined Benefit Investments Fair Value to Plan Assets [Roll Forward]
Total Investment at Fair Value			1,511			496	14	50	223	170	34	5	866	159	8	8	130	37	15	1	115	168	71	7	168	(21)	133	57	36	40	16	(5)	21	14	159	8	8	130	37	15	50	170	35	57	36	40	115	168	71	7	168	241			63	13	21	28	1	167	13	96	1	57	11	11	13	13	21	28	12	96	1	57				223
Interest In Pooled Collateral Fund Held Under Securities Lending Agreement			(168)
Non interest bearing cash			1																																																	1
Accrued income expense			4
Other receivables and payables			35																																																	1
Plan Assets at End of Period			1,383	1,281	1,319																																															243	235	241																					1,626	1,516	1,560
Expected Cash Flows Pension [Abstract]
Employer Contributions 2011			34																																																	11
2011			164																																																	17
2012			151																																																	17
2013			151																																																	22
2014			153																																																	20
2015			153																																																	21
2016 - 2020			773																																																	99
Additional Information [Abstract]
ABO																																																				268	244
Derivatives Designated as Hedges	$ 1,545	$ 1,684																																																																													$ 23	$ 154

POSTRETIREMENT BENEFITS - HEALTH CARE AND OTHER POSTEMPLOYMENT BENEFITS (Details) (USD $) In Millions, unless otherwise specified	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2010 Postretirement and ESOP liabilities	Aug. 31, 2009 Postretirement and ESOP liabilities	Aug. 31, 2008 Postretirement and ESOP liabilities
Defined Benefit Plan Disclosure [Line Items]
Service Cost for Benefits Earned During the Year			$ 9	$ 11	$ 12
Interest Cost on Benefit Obligation			12	17	17
Amortization of Prior Service Cost			(3)
Amortization of Unrecognized Amounts			(10)	(14)	(3)
Curtailment and Settlement Charge (Gain)					4
Total Net Periodic Benefit Cost			8	14	30
Plan Assets and Benefit Obligations Recognized in OCI [Abstract]
Net Gain			21	(17)
Amortization of Prior Service Cost			1	1
Amortization of Loss			11	13
Total Recognized in Accumulated Other Comprehensive Income			33	(3)
Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost [Abstract]
Discount Rate			5.30%	6.50%	6.05%
Initial Trend Rate for Health Care Costs			6.00%	6.50%	7.00%
Ultimate Trend Rate for Health Care Costs			5.00%	5.00%	5.00%
Defined Benefit Plan Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates [Abstract]
Effect Of One Percentage Point Increase On Service And Interest Cost Components			1
Effect Of One Percentage Point Decrease On Service And Interest Cost Components			(1)
Effect Of One Percentage Point Increase On Postretirement Benefit Obligation			1
Effect Of One Percentage Point Decrease On Postretirement Benefit Obligation			(1)
Change in Benefit Obligation:
Benefit obligation at beginning of period			248	261
Service Cost for Benefits Earned During the Year			9	11	12
Interest Cost on Benefit Obligation			12	17	17
Actuarial (gain) loss			21	(18)
Plan participants contributions			3	3
Plan Amendments			(2)
Medicare Part D subsidy receipts			2	1
Benefits paid			(29)	(27)
Benefit Obligation at End of Period			264	248	261
Defined Benefit Plan Contributions By Employer Assets			29	27
Weighted Average Assumptions Used In Calculating Benefit Obligation [Abstract]
Discount Rate			4.10%	5.30%
Discount Rate Postemployment			2.30%	3.50%
Initial Trend Rate for Health Care Costs			7.00%	6.00%
Ultimate Trend Rate for Health Care Costs			5.00%	5.00%	5.00%
Pension And Other Postretirement Defined Benefit Plans Noncurrent Liabilities [Abstract]
Miscellaneous Short Term Accruals			25	26
Postretirement Liabilities	920	793	239	222
Defined Benefit Plan Accumulated Other Comprehensive Income Before Tax [Abstract]
Net Gain			(1)	31
Prior Service Cost (Credit)			4	5
Total			3	36
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year [Abstract]
Amortization Of Net Gain / Loss			1
Amortization Of Net Prior Service Credit			1
Expected Cash Flows Pension [Abstract]
Employer Contributions 2011			26
2011			26
2012			27
2013			27
2014			27
2015			27
2016 - 2020			115
Disclosure Of Expected Gross Prescription Drug Subsidy Receipts [Abstract]
2011			2
2012			2
2013			2
Accrual for Other Sponsored Plans			$ 43	$ 37

EMPLOYEE SAVINGS PLANS (Details) (USD $) In Millions, except Share data	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Reserve for ESOP debt retirement	$ 4	$ 6
Additional Commitment to ESOP			8
Special Allocation to ESOP		4
Shares In ESOP	7,500,000
Number Of Allocated Shares	700,000
Unallocated Shares	1,300,000
Dividends Paid To ESOP	9	9	7
ESOP Compensation Expense	1	1	1
Percent of SIP contribusions	1 percent to 25 percent
ESOP Restructuring 2004
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Liabilitity related to ESOP	51	47
ESOP Restructuring 2008
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Liabilitity related to ESOP	$ 5	$ 5

STOCK BASED COMPENSATION PLANS (Details) (USD $)	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding [Roll Forward]
Balance Outstanding	20,752,504	19,910,376	23,801,494
Granted	3,337,920	2,852,030	2,500,920
Exercised	(2,632,279)	(1,821,983)	(6,190,876)
Forfeited	(459,938)	(187,919)	(201,162)
Balance Outstanding	20,998,207	20,752,504	19,910,376
Outstanding Weighted Average Exercise Price [Abstract]
Balance Outstanding	$ 40.78	$ 32.49	$ 23.27
Granted	$ 70.75	$ 88.96	$ 87.96
Exercised	$ 21.14	$ 21.37	$ 18.28
Forfeited	$ 76.75	$ 82.39	$ 68
Balance Outstanding	$ 47.22	$ 40.78	$ 32.49
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options	20,998,207	20,752,504	19,910,376
Weighted Average Remaining Contractual Life	5.83
Weighted Average Exercise Price	$ 47.22	$ 40.78	$ 32.49
Aggregate Intrinsic Value	$ 345,000,000
Options Exercisable [Abstract]
Options	15,751,711
Weighted Average Remaining Contractual Life	4.92
Weighted Average Exercise Price	$ 36.91
Aggregate Intrinsic Value	345,000,000
Additional Information [Abstract]
Compensation cost capitalized	8,000,000	7,000,000	5,000,000
Share Based Compensation Plan Term	10
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Abstract]
Stock Options Fair Value Assumptions Method Used	Lattice-binomial
Expected Dividend Yield	1.30%	9.00%	1.20%
Expected Volatility Minimum	28.00%	37.00%	30.00%
Expected Volatility Maximum	43.00%	69.00%	54.00%
Weighted Average Volatility	40.00%	45.50%	35.90%
Risk Free Interest Rate Minimum	2.35%	1.72%	2.77%
Risk Free Interest Rate Maximum	3.16%	3.39%	4.18%
Weighted Average Risk Free Interest Rate	3.03%	3.35%	4.20%
Expected Option Life	0.063	0.064	0.06
Cost of Goods Sold
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation Expense	(16,000,000)	(21,000,000)	(9,000,000)
Selling General And Administrative Expenses
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation Expense	(61,000,000)	(72,000,000)	(63,000,000)
Research and Development Expenses
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation Expense	(24,000,000)	(23,000,000)	(18,000,000)
Restructuring Charges
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation Expense	(4,000,000)	(15,000,000)
Total stock based compensation expense included in operating expenses
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation Expense	(105,000,000)	(131,000,000)	(90,000,000)
Income Tax Benefit
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation Expense	36,000,000	45,000,000	32,000,000
Net Stock Based Compensation
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation Expense	(69,000,000)	(86,000,000)	(58,000,000)
Basic Loss per Share
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation Expense	(0.13)	(0.16)	(0.11)
Diluted Loss Per Share
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation Expense	(0.13)	(0.15)	(0.1)
Net Cash Required By Operating Activities
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation Expense	(43,000,000)	(35,000,000)	(198,000,000)
Net Cash Provided By Financing Activities
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation Expense	43,000,000	35,000,000	198,000,000
Exercise Price of 7.32 - 10.00
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding [Roll Forward]
Balance Outstanding	2,117,521
Outstanding Weighted Average Exercise Price [Abstract]
Balance Outstanding	$ 8.54
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options	2,117,521
Weighted Average Remaining Contractual Life	2.04
Weighted Average Exercise Price	$ 8.54
Aggregate Intrinsic Value	93,000,000
Options Exercisable [Abstract]
Options	2,117,521
Weighted Average Remaining Contractual Life	2.04
Weighted Average Exercise Price	$ 8.54
Aggregate Intrinsic Value	93,000,000
Exercise Price of 10.01 - 20.00
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding [Roll Forward]
Balance Outstanding	1,782,432
Outstanding Weighted Average Exercise Price [Abstract]
Balance Outstanding	$ 16.19
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options	1,782,432
Weighted Average Remaining Contractual Life	3.23
Weighted Average Exercise Price	$ 16.19
Aggregate Intrinsic Value	65,000,000
Options Exercisable [Abstract]
Options	1,782,432
Weighted Average Remaining Contractual Life	3.23
Weighted Average Exercise Price	$ 16.19
Aggregate Intrinsic Value	65,000,000
Exercise Price of 20.01 - 30.00
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding [Roll Forward]
Balance Outstanding	5,784,776
Outstanding Weighted Average Exercise Price [Abstract]
Balance Outstanding	$ 25.51
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options	5,784,776
Weighted Average Remaining Contractual Life	4.63
Weighted Average Exercise Price	$ 25.51
Aggregate Intrinsic Value	157,000,000
Options Exercisable [Abstract]
Options	5,784,776
Weighted Average Remaining Contractual Life	4.63
Weighted Average Exercise Price	$ 25.51
Aggregate Intrinsic Value	157,000,000
Exercise Price of 30.01 - 80.00
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding [Roll Forward]
Balance Outstanding	6,490,257
Outstanding Weighted Average Exercise Price [Abstract]
Balance Outstanding	$ 56.88
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options	6,490,257
Weighted Average Remaining Contractual Life	7.5
Weighted Average Exercise Price	$ 56.88
Aggregate Intrinsic Value	30,000,000
Options Exercisable [Abstract]
Options	3,389,996
Weighted Average Remaining Contractual Life	6.06
Weighted Average Exercise Price	$ 44.21
Aggregate Intrinsic Value	30,000,000
Exercise Price of 80.01 - 141.50
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding [Roll Forward]
Balance Outstanding	4,823,221
Outstanding Weighted Average Exercise Price [Abstract]
Balance Outstanding	$ 88.68
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options	4,823,221
Weighted Average Remaining Contractual Life	7.63
Weighted Average Exercise Price	$ 88.68
Options Exercisable [Abstract]
Options	2,676,986
Weighted Average Remaining Contractual Life	7.48
Weighted Average Exercise Price	$ 88.51
Restricted Stock Member
Stock Based compensation other than options [Roll Forward]
Nonvested as of	80,586
Vested	35,550
Forfeitures	3,066
Nonvested as of	41,970	80,586
Other Than Options Weighted Average Fair Value [Abstract]
Nonvested as of	$ 41.79
Vested	$ 40.91
Forfeitures	$ 48.6
Nonvested as of	$ 42.04	$ 41.79
Additional Information [Abstract]
Weighted Average Grant Date Fair Value		$ 81.55	$ 131.54
Vested In Period Fair Value	1,000,000	2,000,000	2,000,000
Share Based Compensation Expense Unrecognized	1,000,000
Weighted average remaining vesting period	1.2
Restricted Stock Units
Stock Based compensation other than options [Roll Forward]
Nonvested as of	1,450,827
Granted	337,021
Vested	269,994
Forfeitures	131,083
Nonvested as of	1,386,771	1,450,827
Other Than Options Weighted Average Fair Value [Abstract]
Nonvested as of	$ 113.27
Granted	$ 69.57
Vested	$ 97.64
Forfeitures	$ 99.63
Nonvested as of	$ 106.76	$ 113.27
Additional Information [Abstract]
Weighted Average Grant Date Fair Value		$ 82.01	$ 128.13
Vested In Period Fair Value	26,000,000	10,000,000	7,000,000
Grant Date Fair Value	1,000,000
Share Based Compensation Expense Unrecognized	55,000,000
Weighted average remaining vesting period	2.3
Directors Deferred Stock
Stock Based compensation other than options [Roll Forward]
Granted	17,970
Vested	17,970
Other Than Options Weighted Average Fair Value [Abstract]
Granted	$ 81.94
Vested	$ 81.94
Additional Information [Abstract]
Weighted Average Grant Date Fair Value		$ 113.13	$ 71.64
Vested In Period Fair Value	1,000,000	1,000,000	1,000,000
Outstanding and Vested	290,857
Long-Term Incentive Plan
Additional Information [Abstract]
Number Of Shares Authorized	78,500,000
Maximum to Employees	5,400,000
Long-Term Incentive Plan 2005
Additional Information [Abstract]
Number Of Shares Authorized	24,000,000
Broad Based Program
Additional Information [Abstract]
Number Of Shares Authorized	41,980	200,060	874,900
Stock Appreciation Rights
Additional Information [Abstract]
Liabilities Paid	1,000,000	1,000,000	1,000,000
Grant Date Fair Value	1,000,000
Phantom Stock
Additional Information [Abstract]
Liabilities Paid	1,000,000	1,000,000	1,000,000
Grant Date Fair Value	1,000,000
Director Plan
Additional Information [Abstract]
Fair Value	13,000,000
Nonqualified stock options
Additional Information [Abstract]
Weighted Average Grant Date Fair Value	$ 24.03	$ 37.39	$ 30.04
Total Intrinsic Value	137,000,000	112,000,000	562,000,000
Vested And Expected To Vest Outstanding Number	20,591,969
Vested And Expected To Vest Outstanding Weighted Average Exercise Price	$ 46.62
Vested And Expected To Vest Outstanding Weighted Average Remaining Contractual Term	5.77
Share Based Compensation Expense Unrecognized	$ 66,000,000
Weighted average remaining vesting period	1.8

CAPITAL STOCK (Details) (USD $) In Millions, except Share data	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
Common Stock Disclosures [Abstract]
Common Stock, Authorized	1,500,000,000	1,500,000,000
Common Stock, Par Value	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	20,000,000
Preferred Stock Par Or Stated Value Per Share	$ 0.01
Preferred Stock Shares Outstanding	0
Common Stock, Outstanding	540,376,499	545,407,427
Employee and Director Stock Options, Authorized	108,000,000	108,000,000
Stock Option Plans Remaining In Reserve	12,000,000	16,000,000
Treasury Stock Repurchase [Line Items]
Share purchases under plans	$ 532	$ 398	$ 361
October 2005 Repurchase Program
Treasury Stock Repurchase [Line Items]
Total Amount of Repurchase	800
Share purchases under plans		129	361
Shares Repurchased	11,200,000
April 2008 Repurchase Program
Treasury Stock Repurchase [Line Items]
Total Amount of Repurchase	800
Share purchases under plans	531	269
Shares Repurchased	11,300,000
June 2010 Repurchase Program
Treasury Stock Repurchase [Line Items]
Total Amount of Repurchase	1,000
Share purchases under plans	$ 1
Shares Repurchased	1,000,000

ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Millions	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
Accumulated Other Comprehensive Income Loss Net Of Tax Abstract
Accumulated Foreign Currency Translation Adjustments	$ (240)	$ (141)	$ 192
Net Unrealized Loss on Investments, Net of Tax		(6)	(5)
Net Accumulated Derivative Income (Loss), Net of Tax	(48)	(101)	43
Postretirement Benefit Plan Activity, Net of Tax	(609)	(496)	(308)
Accumulated other comprehensive loss	$ (897)	$ (744)	$ (78)

EARNINGS PER SHARE (Details) In Millions	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
EARNINGS PER SHARE (Details) [Abstract]
Weighted-Average Number of Common Shares	543.7	547.1	548.9
Dilutive Potential Common Shares	7.1	8.5	10.8
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Unvested Share Based Payment Awards Included In Basic Shares		0.6	0.8
Unvested Share Based Payment Awards Included In Diluted Shares		0.4	0.4
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Excluded stock options	8	5	0.1
Antidilutive Securities With Exercise Prices Greater Than Average Market Price	8	5	0.1

SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Millions	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
SUPPLEMENTAL CASH FLOW INFORMATION (Details) [Abstract]
Interest	$ 156	$ 136	$ 105
Taxes	497	657	596
Chesterfield purchase price	435
Dividends payable	151	145	132
License Agreement
Noncash Or Part Noncash Acquisitions [Line Items]
Intangible assets	39
Collaboration and License Agreements
Noncash Or Part Noncash Acquisitions [Line Items]
Intangible assets		4	16
Investments		2	7
Liability		6	23
Capital Lease
Noncash Or Part Noncash Acquisitions [Line Items]
Assets		20
Short-Term Debt		2
Long-Term Debt		18
Joint Venture Agreement
Noncash Or Part Noncash Acquisitions [Line Items]
Intangible assets			20
Liability			$ 10

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008	Aug. 31, 2007
Unrecorded Unconditional Purchase Obligation [Line Items]
2011	$ 1,672
2012	1,172
2013	408
2014	362
2015	318
2016 and beyond	2,703
Total	6,921
Rent Expense	193	205	165
Guarantees For Indemnification Liability	3
Accounts Notes And Loans Receivable [Line Items]
Gross Trade Receivables	1,733	1,718
Less: Allowance for Doubtful Accounts	143	162	218	217
Trade receivables, net	1,590	1,556
Accrual For Environmental And Litigation Loss Contingencies Rollforward
Balance at	262	272	278
Payments	(57)	(85)	(48)
Accretion	5	8	6
Additional liabilities recognized	45	56	36
Foreign currency translation and other		11
Balance at	255	262	272
Discount Rate Minimum	2.20%
Discount Rate Maximum	3.50%
Accrual For Environmental And Litigation Loss Contingencies Gross [Abstract]
Aggregate Undiscounted Amount	122
2011	16
2012	13
2013	18
2014	11
2015	7
Undiscounted aggregate expected payments after 2015	99
Aggregate Amount to be Discounted as of Aug. 31, 2010	164
Discount, as of Aug. 31, 2010	31
Aggregate Discounted Amount Accrued as of Aug. 31, 2010	133
Balance at	255	262	272
Total Debt And Capital Lease
Unrecorded Unconditional Purchase Obligation [Line Items]
2011	241
2012	624
2013	3
2014	3
2015	3
2016 and beyond	1,229
Total	2,103
Interest Payment Long Term Debt And Capital Lease
Unrecorded Unconditional Purchase Obligation [Line Items]
2011	107
2012	107
2013	71
2014	71
2015	71
2016 and beyond	1,006
Total	1,433
Operating Lease Expense
Unrecorded Unconditional Purchase Obligation [Line Items]
2011	117
2012	108
2013	89
2014	71
2015	43
2016 and beyond	110
Total	538
Uncompleted additions to property
Unrecorded Unconditional Purchase Obligation [Line Items]
2011	103
Total	103
Commitments to purchase inventories
Unrecorded Unconditional Purchase Obligation [Line Items]
2011	881
2012	229
2013	201
2014	187
2015	183
2016 and beyond	156
Total	1,837
Commitments to purchase breeding research
Unrecorded Unconditional Purchase Obligation [Line Items]
2011	45
2012	45
2013	3
2014	3
2015	3
2016 and beyond	30
Total	129
Research and development alliances and joint venture obligations
Unrecorded Unconditional Purchase Obligation [Line Items]
2011	71
2012	37
2013	19
2014	12
2015	8
2016 and beyond	17
Total	164
Other Purchase Obligations
Unrecorded Unconditional Purchase Obligation [Line Items]
2011	4
2012	4
2013	1
Total	9
Postretirement and ESOP liabilities
Unrecorded Unconditional Purchase Obligation [Line Items]
2011	71
2016 and beyond	56
Total	127
Unrecognized tax benefits
Unrecorded Unconditional Purchase Obligation [Line Items]
2011	6
Total	292
Other Contractual Liabilities
Unrecorded Unconditional Purchase Obligation [Line Items]
2011	26
2012	18
2013	21
2014	15
2015	7
2016 and beyond	99
Total	186
U.S. Agricultural Product Distributors
Accounts Notes And Loans Receivable [Line Items]
Gross Trade Receivables	634	577
Europe Africa
Accounts Notes And Loans Receivable [Line Items]
Gross Trade Receivables	399	470
Asia Pacific
Accounts Notes And Loans Receivable [Line Items]
Gross Trade Receivables	142	123
Argentina
Accounts Notes And Loans Receivable [Line Items]
Gross Trade Receivables	152	183
Canada
Accounts Notes And Loans Receivable [Line Items]
Gross Trade Receivables	26	84
Mexico
Accounts Notes And Loans Receivable [Line Items]
Gross Trade Receivables	122	81
Brazil
Accounts Notes And Loans Receivable [Line Items]
Gross Trade Receivables	105	75
Other
Accounts Notes And Loans Receivable [Line Items]
Gross Trade Receivables	$ 153	$ 125

SEGMENT AND GEOGRAPHIC DATA (Details) (USD $) In Millions	3 Months Ended								12 Months Ended
	Aug. 31, 2010	May 31, 2010	Feb. 28, 2010	Nov. 30, 2009	Aug. 31, 2009	May 31, 2009	Feb. 28, 2009	Nov. 30, 2008	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
Segment Reporting Information [Line Items]
Net Sales									$ 10,502	$ 11,724	$ 11,365
EBIT									1,572	3,007	2,891
Depreciation and Amortization Expense									602	548	573
Equity Affiliate (Income) Expense									(15)	(24)	(2)
Total Assets	17,867				17,877				17,867	17,877	17,991
Property, Plant and Equipment Purchases									755	916	918
Investment in Equity Affiliates	131				122				131	122	104
EBIT									1,572	3,007	2,891
Interest Expense (Income) - Net									106	58	(22)
Income Tax Provision									357	840	889
Net Income Attributable to Monsanto Company	(143)	384	887	(19)	(233)	694	1,092	556	1,109	2,109	2,024
Revenue And Long Lived Assets Attributed To Individual Foreign Countries [Line Items]
Net Sales to Unaffiliated Customers									10,502	11,724	11,365
Long Lived Assets	9,731				9,251				9,731	9,251
Corn seed and traits
Segment Reporting Information [Line Items]
Net Sales									4,260	4,113	3,542
Soybean seed and traits
Segment Reporting Information [Line Items]
Net Sales									1,486	1,448	1,174
Cotton seed and traits
Segment Reporting Information [Line Items]
Net Sales									611	466	450
Vegetable seeds
Segment Reporting Information [Line Items]
Net Sales									835	808	744
All other crops seeds and traits
Segment Reporting Information [Line Items]
Net Sales									419	462	459
Total Seeds and Genomics
Segment Reporting Information [Line Items]
Net Sales									7,611	7,297	6,369
EBIT									1,597	1,655	1,200
Depreciation and Amortization Expense									461	428	399
Equity Affiliate (Income) Expense									(15)	(24)	(2)
Total Assets	13,596				13,382				13,596	13,382	13,165
Property, Plant and Equipment Purchases									623	717	779
Investment in Equity Affiliates	131				122				131	122	104
EBIT									1,597	1,655	1,200
Agricultural Productivity
Segment Reporting Information [Line Items]
Net Sales									2,891	4,427	4,996
Total Agricultural Productivity
Segment Reporting Information [Line Items]
Net Sales									2,891	4,427	4,996
EBIT									(25)	1,352	1,691
Depreciation and Amortization Expense									141	120	174
Total Assets	4,271				4,495				4,271	4,495	4,826
Property, Plant and Equipment Purchases									132	199	139
Discontinued Operation EBIT									4	18	22
Discontinued Operation Depreciation And Amortization Expense											37
EBIT									(25)	1,352	1,691
United States
Revenue And Long Lived Assets Attributed To Individual Foreign Countries [Line Items]
Net Sales to Unaffiliated Customers									6,012	6,434	5,693
Long Lived Assets	6,771				6,199				6,771	6,199
Europe
Revenue And Long Lived Assets Attributed To Individual Foreign Countries [Line Items]
Net Sales to Unaffiliated Customers									1,272	1,763	1,919
Long Lived Assets	1,157				1,409				1,157	1,409
Brazil
Revenue And Long Lived Assets Attributed To Individual Foreign Countries [Line Items]
Net Sales to Unaffiliated Customers									1,066	1,419	1,260
Long Lived Assets	873				791				873	791
Asia
Revenue And Long Lived Assets Attributed To Individual Foreign Countries [Line Items]
Net Sales to Unaffiliated Customers									692	568	811
Long Lived Assets	322				282				322	282
Argentina
Revenue And Long Lived Assets Attributed To Individual Foreign Countries [Line Items]
Net Sales to Unaffiliated Customers									616	597	783
Long Lived Assets	223				235				223	235
Canada
Revenue And Long Lived Assets Attributed To Individual Foreign Countries [Line Items]
Net Sales to Unaffiliated Customers									364	457	432
Long Lived Assets	72				68				72	68
Mexico
Revenue And Long Lived Assets Attributed To Individual Foreign Countries [Line Items]
Net Sales to Unaffiliated Customers									312	332	301
Long Lived Assets	86				83				86	83
Other World Area
Revenue And Long Lived Assets Attributed To Individual Foreign Countries [Line Items]
Net Sales to Unaffiliated Customers									168	154	166
Long Lived Assets	$ 227				$ 184				$ 227	$ 184

OTHER EXPENSE AND SOLUTIA RELATED ITEMS (Details) (USD $) In Millions, except Per Share data	Aug. 31, 2008
Other Expense And Solutia Related Items (Details) [Abstract]
Cash received from bankruptcy settlement	$ 163
Environmental Remediation Payments Made	50
Common Stock Received from Settlement	2.5
Bankruptcy Supply Contracts Credits	30
Net Gain on Settlement	130
Pre Tax Gain on Settlement	210
Net Gain Per Share	$ 0.23
Outside Environmental And Legal Expenses	$ 23

SELLING GENERAL AND ADMINISTRATIVE EXPENSES (Details) (USD $) In Millions	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
SELLING GENERAL AND ADMINISTRATIVE EXPENSES (Details) [Abstract]
Advertising Expense	$ 135	$ 59	$ 95
Agency Agreement Annual Revenue	20
Commission expense	$ 90	$ 71	$ 64

DISCONTINUED OPERATIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
Discontinued Operations:
Net Sales		$ 16	$ 214
Income from operations of discontinued businesses	4	19	20
Income tax provision		8	3
Income on discontinued operations	4	11	17
Proceeds from divestiture of a business		300
Pre Tax Gain on Divestiture		11
Tax Effect on Gain on Divestiture		$ 6
Length Of Earn Out	10

QUARTERLY DATA (UNAUDITED) (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Aug. 31, 2010	May 31, 2010	Feb. 28, 2010	Nov. 30, 2009	Aug. 31, 2009	May 31, 2009	Feb. 28, 2009	Nov. 30, 2008	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
Selected Quarterly Financial Information [Abstract]
Net Sales	$ 1,953	$ 2,962	$ 3,890	$ 1,697	$ 1,879	$ 3,161	$ 4,035	$ 2,649	$ 10,502	$ 11,724	$ 11,365
Gross Profit	861	1,387	2,099	739	857	1,834	2,521	1,550	5,086	6,762	6,177
(Loss) Income from Continuing Operations Attributable to Monsanto Company	(142)	384	887	(24)	(233)	694	1,091	546	1,105	2,098	2,007
Income on Discontinued Operation	(1)			5			1	10	4	11	17
Net Income	(139)	397	889	(19)	(223)	705	1,093	558	1,128	2,133	2,044
Net Income Attributable to Monsanto Company	$ (143)	$ 384	$ 887	$ (19)	$ (233)	$ 694	$ 1,092	$ 556	$ 1,109	$ 2,109	$ 2,024
Basic (Loss) Earnings per Share Attributable to Monsanto Company:
Income from continuing operations	$ (0.27)	$ 0.71	$ 1.63	$ (0.04)	$ (0.42)	$ 1.27	$ 1.99	$ 0.99	$ 2.03	$ 3.83	$ 3.66
Income on discontinued operations				$ 0.01	$ (0.01)		$ 0.01	$ 0.02	$ 0.01	$ 0.02	$ 0.03
Net Income Attributable to Monsanto Company	$ (0.27)	$ 0.71	$ 1.63	$ (0.03)	$ (0.43)	$ 1.27	$ 2	$ 1.01	$ 2.04	$ 3.85	$ 3.69
Diluted (Loss) Earnings per Share Attributable to Monsanto Company:
Income from continuing operations	$ (0.27)	$ 0.7	$ 1.6	$ (0.04)	$ (0.42)	$ 1.25	$ 1.96	$ 0.98	$ 2.01	$ 3.78	$ 3.59
Income on discontinued operations				$ 0.01	$ (0.01)		$ 0.01	$ 0.02		$ 0.02	$ 0.03
Net Income Attributable to Monsanto Company	$ (0.27)	$ 0.7	$ 1.6	$ (0.03)	$ (0.43)	$ 1.25	$ 1.97	$ 1	$ 2.01	$ 3.8	$ 3.62